========================================

                                 GAM Funds, Inc.

                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                              FOR THE PERIOD ENDED
                                 30TH JUNE, 2002


  GAM GLOBAL FUND


 GAM INTERNATIONAL
       FUND


 GAM PACIFIC BASIN
       FUND


 GAM JAPAN CAPITAL
       FUND


  GAM EUROPE FUND


 GAM AMERICANFOCUS
       FUND


 GAMERICA CAPITAL
       FUND


 GAM AMERICANFOCUS
  LONG/SHORT FUND





This report has been prepared for the information of shareholders of GAM Funds, Inc., and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus that includes information regarding the Funds' objectives, policies, management, records and other information.


                                 GAM FUNDS, INC.
                              INVESTMENT ADVISERS:
                      GAM International Management Limited
                       Global Asset Management (USA) Inc.

--------------------------------------------------------------------------------
                                  The GAM Group
--------------------------------------------------------------------------------

    The GAM group was founded in April 1983 by Gilbert de Botton. GAM's corporate policy is to attempt to harness the top investment talent in the world, not only in-house but also outside the GAM organization, in order to provide above average, long-term growth. The GAM group currently has in excess of US$17 billion under management and employs a worldwide staff of over 600 people.

    For US investors, GAM offers GAM Funds, Inc. an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund consists of eight open-end mutual funds-GAM Global, GAM International, GAM Pacific Basin, GAM Japan Capital, GAM Europe, GAM American Focus, GAMerica Capital and GAMAmerican Focus Long/Short Funds.

    For additional information about any of the GAM Funds, please contact your financial consultant or call GAM at 1-800-426-4685 (toll-free).


--------------------------------------------------------------------------------
                                    Contents
--------------------------------------------------------------------------------

     GAM Global ........................................................  3

     GAM International .................................................  8

     GAM Pacific Basin ................................................. 13

     GAM Japan Capital ................................................. 18

     GAM Europe ........................................................ 22

     GAM American Focus ................................................ 27

     GAMerica Capital .................................................. 31

     GAM American Focus Long/Short ..................................... 36

     Financial Statements .............................................. 40

     Notes to Financial Statements ..................................... 46

________________________________ GAM GLOBAL FUND _______________________________

FUND MANAGEMENT
--------------------------------------------------------------------------------

[PHOTO OMITTED]

VENKAT CHIDAMBARAM IS INVESTMENT DIRECTOR WITHIN GAM'S INTERNATIONAL/ GLOBAL TEAM. PRIOR TO JOINING GAM IN FEBRUARY 1994, HE WORKED FOR ACCOUNTANTS PRITCHARD FELLOWS & CO. HE WAS EDUCATED IN INDIA AND RECEIVED A DEGREE IN BUSINESS ADMINISTRATION FROM THE AMERICAN INTERCONTINENTAL UNIVERSITY (AIU) IN LONDON AND AN MBA FROM CITY UNIVERSITY. MR. CHIDAMBARAM TOOK OVER PRIMARY RESPONSIBILITY FOR FUND MANAGEMENT FROM MR. JEAN-PHILIPPE CREMERS DURING THE SECOND QUARTER OF 2001.

     The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies with principal offices in the United States, Canada, the United Kingdom, Continental Europe and the Pacific Basin. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

     Investments in securities of foreign issuers involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.


REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FACTS - CLASS A SHARES
                                                      GAM
                                                   Global
                                           Class A (after                Average
                                     GAM          maximum         MSCI   1 Month
                                  Global       sales load        World   Deposit
                                 Class A         of 5.5%)        Index      Rate
30th June, 2002                US$ 13.73        US$ 14.53       907.81
--------------------------------------------------------------------------------
                                       %                %            %         %
--------------------------------------------------------------------------------
Quarter to June, 2002             (10.73)          (15.64)       (8.99)     0.44
--------------------------------------------------------------------------------
Jan - June, 2002                   (9.61)          (14.58)       (8.60)     0.88
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
1 year to June, 2002              (11.93)          (16.77)      (14.89)     2.41
--------------------------------------------------------------------------------
5 years to June, 2002              (3.01)           (4.10)        0.88      5.06
--------------------------------------------------------------------------------
10 years to June, 2002              8.11             7.50         8.25      4.86
--------------------------------------------------------------------------------
15 years to June, 2002              7.52             7.12         6.80      5.77
--------------------------------------------------------------------------------
Since inception                     8.04             7.66         8.93      5.82
--------------------------------------------------------------------------------

     Performance is calculated on a total return basis. Class A inception was on 28th May, 1986, Class B on 26th May, 1998, Class C on 19th May, 1998 and Class D on 6th October, 1995. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                       3
                                      ===
                        GAM GLOBAL FUND / FUND MANAGEMENT                    GAM

        [The table below represents a line chart in the printed report.]

                                 GAM Global
                                  Class A
                               (after maximum                     Average
                 GAM Global      sales load        MSCI           1 Month
Date              Class A         of 5.5%)     World Index     Deposit Rate
--------------------------------------------------------------------------------
5/28/86            10000          10000          10000            10000
5/31/86            10003          9452.83        9914.67          10003.7
6/30/86            10241          9677.75        10315.3          10062.8
7/31/86            10165          9605.92        10400.9          10110.4
8/31/86            10857          10259.9        11312.5          10173.2
9/30/86            10199          9638.06        10866            10225.3
10/31/86           9934           9387.63        10682            10277.1
11/30/86           10386          9814.77        11136.7          10323.3
12/31/86           10469          9893.2         11361.4          10380.8
1/31/87            10789          10195.6        12698.7          10436.1
2/28/87            10988          10383.7        13120.1          10485.5
3/31/87            11328          10705          13935.3          10543
4/30/87            11336          10712.5        14755.2          10587.5
5/31/87            11578          10941.2        14778.4          10654.9
6/30/87            11695          11051.8        14772.5          10720.6
7/31/87            11670          11028.1        15070.2          10784
8/31/87            12051          11388.2        15963.6          10840.2
9/30/87            11839          11187.9        15688.2          10909.3
10/31/87           10181          9621.05        13027            10978.4
11/30/87           9811           9271.4         12712.7          11038.9
12/31/87           10210.3        9648.73        13265.9          11119.1
1/31/88            9628.96        9099.37        13592.2          11181.8
2/29/88            10364.7        9794.67        14383.5          11239.5
3/31/88            10674          10086.9        14820.5          11309.4
4/30/88            10881.5        10283          15010.2          11369
5/31/88            10461.9        9886.5         14713            11429.2
6/30/88            10819.2        10224.2        14695.2          11507.4
7/31/88            11045.2        10437.7        14974.3          11577.6
8/31/88            10778.9        10186.1        14154.2          11648
9/30/88            11445.2        10815.7        14757.4          11739.6
10/31/88           12113.7        11447.5        15742.3          11813.9
11/30/88           12496.4        11809.1        16293.1          11888.6
12/31/88           12767.3        12065.1        16443.2          11998.4
1/31/89            12921.8        12211.1        17040.9          12079.9
2/28/89            12889.5        12180.6        16936.4          12176.4
3/31/89            12722.3        12022.6        16830.6          12278.4
4/30/89            13058.9        12340.7        17221.8          12371.9
5/31/89            12893.9        12184.7        16802.4          12464.9
6/30/89            13346.8        12612.7        16615.6          12579.7
7/31/89            14695          13886.8        18496.1          12670.6
8/31/89            14743.5        13932.6        18051.3          12756.4
9/30/89            14767.1        13954.9        18563.9          12867.6
10/31/89           14386.3        13595.1        17947.8          12953
11/30/89           15113.6        14282.4        18667.3          13039.6
12/31/89           15857.5        14985.3        19270.4          13154.3
1/31/90            15379.5        14533.7        18373.6          13233.3
2/28/90            15317.2        14474.7        17588.7          13316.9
3/31/90            15502.6        14649.9        16529.6          13425.1
4/30/90            14945.1        14123.1        16294.3          13508
5/31/90            16275.7        15380.5        18013.2          13595.8
6/30/90            16981          16047          17887.9          13707.1
7/31/90            17376          16420.3        18053.9          13790.2
8/31/90            15223.8        14386.5        16367.1          13895.2
9/30/90            14963.3        14140.3        14644.2          13985.7
10/31/90           14756.1        13944.5        16014.4          14066.7
11/30/90           14134.4        13357          15754.4          14173.2
12/31/90           14071.9        13298          16087.4          14274.8
1/31/91            14515.4        13717          16678.8          14349.8
2/28/91            15217.5        14380.5        18225.7          14442.8
3/31/91            14949.2        14127          17691.4          14527.1
4/30/91            14712.5        13903.3        17832.7          14593
5/31/91            15034.1        14207.2        18239.8          14676.3
6/30/91            14475.7        13679.5        17116.7          14746.6
7/31/91            14798.7        13984.7        17928            14820.7
8/31/91            14645.4        13839.9        17874.1          14891.6
9/30/91            14653.6        13847.7        18345.9          14962.6
10/31/91           14711.1        13902          18646.5          15017.5
11/30/91           14311.5        13524.3        17837            15090.4
12/31/91           15565.2        14709.1        19138.7          15157.2
1/31/92            15131.8        14299.6        18787.5          15212.2
2/29/92            14867          14049.3        18466.5          15259.9
3/31/92            14534.4        13735          17599.8          15315
4/30/92            14611.5        13807.8        17848.2          15356.5
5/31/92            15379.5        14533.6        18561.4          15413.6
6/30/92            15921.3        15045.6        17943            15465.7
7/31/92            16120.8        15234.2        17992.1          15515.9
8/31/92            17118.5        16177          18433            15560.4
9/30/92            16491.9        15584.8        18267.5          15602.7
10/31/92           15347.9        14503.7        17775.9          15642.1
11/30/92           14807.5        13993.1        18097.3          15683.5
12/31/92           14842          14025.7        18246.9          15736.7
1/31/93            15134          14301.6        18311.2          15776.9
2/28/93            16022.4        15141.2        18748.4          15814.4
3/31/93            16504.4        15596.6        19838.8          15858.2
4/30/93            17060.4        16122.1        20761.8          15898.1
5/31/93            17552.5        16587.1        21243.8          15934.9
6/30/93            17125          16183.1        21069            15979.5
7/31/93            17262.2        16312.7        21506.4          16019.8
8/31/93            19468.7        18398          22495.8          16057.4

9/30/93            20444.3        19319.9        22083.7          16103.2
10/31/93           22100.7        20885.1        22695.8          16142.4
11/30/93           22015.2        20804.4        21415.6          16184.4
12/31/93           26017.4        24586.4        22467.1          16232.5
1/31/94            25441.1        24041.8        23952.7          16272.4
2/28/94            23435.8        22146.8        23646.6          16310.2
3/31/94            22731.3        21481.1        22631.1          16361.8
4/30/94            21645.3        20454.8        23334.7          16408.1
5/31/94            21848          20646.4        23398.7          16455.9
6/30/94            22572.1        21330.6        23337.9          16519.1
7/31/94            22040.1        20827.9        23785.7          16581.3
8/31/94            21990.7        20781.2        24506.1          16639
9/30/94            22632          21387.2        23866.5          16707.7
10/31/94           22885.9        21627.1        24549.8          16770.3
11/30/94           22302.3        21075.6        23489.4          16833.8
12/31/94           21814          20614.2        23721.2          16929.2
1/31/95            22555.1        21314.6        23369.5          17003
2/28/95            24167.1        22837.9        23714.7          17080.2
3/31/95            26374          24923.4        24862.6          17178.3
4/30/95            26674.6        25207.5        25734            17257.3
5/31/95            27693.6        26170.5        25959            17347.4
6/30/95            27364.2        25859.2        25956.1          17434.9
7/31/95            27553.6        26038.2        27259.9          17514.9
8/31/95            26827          25351.6        26657.5          17592.4
9/30/95            27722.9        26198.2        27439.1          17691.9
10/31/95           28270.8        26715.9        27012.2          17766.5
11/30/95           29135.7        27533.3        27955.2          17843.4
12/31/95           29720.6        28086          28777.8          17946.1
1/31/96            29324.7        27711.8        29303.5          18016.8
2/29/96            28334.7        26776.3        29487.3          18090.3
3/31/96            28466.7        26901          29983.4          18184.7
4/30/96            28070.7        26526.8        30693.9          18262.1
5/31/96            27872.7        26339.7        30725.9          18342.5
6/30/96            28466.7        26901          30886.8          18420.7
7/31/96            28884.7        27296          29800.9          18489.5
8/31/96            29136          27533.5        30149.1          18582.6
9/30/96            30459.3        28784.1        31335.1          18665
10/31/96           31010.7        29305.1        31559.5          18732.1
11/30/96           34164.7        32285.7        33333.7          18823.7
12/31/96           33507.2        31664.4        32805.5          18910.5
1/31/97            35351.9        33407.5        33206.5          18996.2
2/28/97            36706.2        34687.4        33594.1          19074.1
3/31/97            34768.2        32855.9        32935.4          19160.3
4/30/97            36752.9        34731.5        34017.7          19244.4
5/31/97            38364.1        36254          36123.5          19338.3
6/30/97            40442.2        38217.9        37931            19426.7
7/31/97            45906.1        43381.3        39683.7          19500.4
8/31/97            42278.3        39953          37034.8          19603.3
9/30/97            44569.9        42118.6        39052.7          19698.3
10/31/97           42114.6        39798.3        37003.3          19791.3
11/30/97           43704.7        41300.9        37664            19875.7
12/31/97           45216.5        42729.6        38128.9          19979.7
1/31/98            45385.6        42889.4        39197.5          20078
2/28/98            48140.7        45492.9        41855.3          20164.3
3/31/98            50823.2        48027.9        43629.1          20262.3
4/30/98            51064.9        48256.3        44061.9          20354.9
5/31/98            50460.7        47685.4        43516.2          20445.4
6/30/98            53457.4        50517.2        44555.3          20544.7
7/31/98            54230.7        51248.1        44490.2          20641.7
8/31/98            46233.4        43690.5        38563.8          20738.6
9/30/98            46769.3        44197          39252.5          20832.4
10/31/98           42555.2        40214.6        42807.7          20925.4
11/30/98           44089.8        41664.9        45360.2          21014.7
12/31/98           46379.5        43828.7        47583.1          21112.7
1/31/99            46623.1        44058.9        48631.6          21201.6
2/28/99            45015.4        42539.6        47344.6          21280.4
3/31/99            45039.8        42562.6        49322.9          21367.8
4/30/99            45210.3        42723.7        51274.1          21452.8
5/31/99            43943.6        41526.7        49407.4          21540
6/30/99            45648.8        43138.1        51718.8          21625.1
7/31/99            42823.1        40467.9        51570.8          21720.2
8/31/99            44138.5        41710.9        51486.4          21815.4
9/30/99            42506.5        40168.6        50994.1          21910.5
10/31/99           45502.6        43000          53651.8          22009.9
11/30/99           46428.3        43874.7        55168.2          22106
12/31/99           52980.8        50066.9        59640.5          22226.2
1/31/00            48888.5        46199.6        56231.9          22334.1
2/29/00            54198.8        51217.8        56390.6          22437.6
3/31/00            53127          50205          60295.2          22549.6
4/30/00            47159          44565.3        57752.7          22663.1
5/31/00            43773.1        41365.6        56297.7          22783.3
6/30/00            45307.7        42815.8        58201.1          22905.4
7/31/00            43797.5        41388.6        56569.8          23033.6
8/31/00            44528.3        42079.2        58417.1          23161.9
9/30/00            44138.5        41710.9        55317.8          23286.3
10/31/00           44211.6        41779.9        54397.9          23416
11/30/00           42896.2        40536.9        51102.2          23541.7
12/31/00           44324.6        41886.8        51936.1          23672.2
1/31/01            43287.9        40907.1        52944.8          23802.4
2/28/01            41189.3        38923.9        48476.3          23902.9
3/31/01            38837.8        36701.7        45301.4          24009.6
4/30/01            39874.4        37681.4        48661.2          24107.9
5/31/01            39748          37561.9        48056.8          24197.1
6/30/01            39419.3        37251.3        46558            24276.9
7/31/01            38610.2        36486.6        45944.9          24355
8/31/01            37320.7        35268          43748.5          24430.8
9/30/01            34766.9        32854.7        39899.3          24504.7

10/31/01           35601.3        33643.2        40667.6          24557.5
11/30/01           37345.9        35291.9        43079.6          24601.9
12/31/01           38407.9        36295.5        43355.7          24644.4
1/31/02            37067.8        35029.1        42046.9          24682.5
2/28/02            36941.4        34909.6        41689.6          24716.2
3/31/02            38888.3        36749.5        43541.3          24752.9
4/30/02            37295.4        35244.1        42078.6          24788.6
5/31/02            37042.5        35005.2        42176.1          24825.4
6/30/02            34716.3        32806.9        39625.8          24861.1

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.

----------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Morgan Stanley Capital International.

The MSCI World Index is a market value weighted, unmanaged index of the weighted share prices of companies listed on all the stock exchanges of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom and the United States. The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 22 countries. The percentage change in the value of the index includes dividends reinvested.

AVERAGE ANNUAL TOTAL RETURN - CLASS A

         [The table below represents a bar chart in the printed report.]

                                             GAM Global
                                         (after maximum
                         GAM Global          sales load                MSCI
Year                        Class A            of 5.5%)         World Index
--------------------------------------------------------------------------------
1 Year                     -11.9307            -16.7745            -14.8894
5 Years                     -3.0071             -4.0983              0.8781
10 Years                     8.1074              7.4976              8.2451
15 Years                     7.5232              7.1185              6.7993
Since Inception              8.0423              7.6631              8.9341

ANNUAL PERFORMANCE - CLASS A [bar chart omitted]

                                             GAM GLOBAL
                                         (AFTER MAXIMUM
                         GAM GLOBAL          SALES LOAD                MSCI
                            CLASS A            OF 5.5%)         WORLD INDEX
YEAR                              %                  %                    %
--------------------------------------------------------------------------------
1998                           2.57               (3.07)              24.80
1999                          14.23                7.95               25.34
2000                         (16.34)             (20.94)             (12.92)
2001                         (13.35)             (18.11)             (16.52)
2002*                         (9.61)             (14.58)              (8.60)

*6 months

                                        4
                                       ===
                    GAM GLOBAL FUND / REPORT TO SHAREHOLDERS

THE FACTS - CLASS B SHARES

                                                       GAM
                                                     Global            Average
                                       GAM          Class B      MSCI  1 Month
                                    Global   (with deferred     World  Deposit
                                   Class B    sales charge)     Index     Rate
30th June, 2002                  US$ 13.55                     907.81
--------------------------------------------------------------------------------
                                         %                %         %         %
--------------------------------------------------------------------------------
Quarter to June, 2002              (10.91)          (15.37)    (8.99)     0.44
--------------------------------------------------------------------------------
Jan - June, 2002                    (9.97)          (14.47)    (8.60)     0.88
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
1 year to June, 2002               (12.69)          (17.06)   (14.89)     2.41
--------------------------------------------------------------------------------
2 years to June, 2002              (13.17)          (14.87)   (17.49)     4.18
--------------------------------------------------------------------------------
3 years to June, 2002               (9.41)          (10.30)    (8.50)     4.76
--------------------------------------------------------------------------------
Since inception*                    (9.53)           (9.96)    (2.56)     4.90
--------------------------------------------------------------------------------

THE FACTS - CLASS C SHARES
                                                      GAM
                                                   Global
                                                  Class C
                                            (with a sales                Average
                                     GAM     load of 1.0%         MSCI   1 Month
                                  Global     and deferred        World   Deposit
                                 Class C    sales charge)        Index      Rate
30th June, 2002                US$ 13.53        US$ 13.67       907.81
--------------------------------------------------------------------------------
                                       %                %            %         %
--------------------------------------------------------------------------------
Quarter to June, 2002             (11.05)          (12.82)       (8.99)     0.44
--------------------------------------------------------------------------------
Jan - June, 2002                  (10.16)          (11.95)       (8.60)     0.88
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
1 year to June, 2002              (12.93)          (14.67)      (14.89)     2.41
--------------------------------------------------------------------------------
2 years to June, 2002             (13.30)          (13.73)      (17.49)     4.18
--------------------------------------------------------------------------------
3 years to June, 2002              (9.51)           (9.82)       (8.50)     4.76
--------------------------------------------------------------------------------
Since inception*                   (9.66)           (9.89)       (2.44)     4.91
--------------------------------------------------------------------------------

THE FACTS - CLASS D SHARES

                                                      GAM
                                                   Global
                                           Class D (after                Average
                                     GAM          maximum         MSCI   1 Month
                                  Global       sales load        World   Deposit
                                 Class D         of 3.5%)        Index      Rate
30th June, 2002                US$ 13.43        US$ 13.92       907.81
--------------------------------------------------------------------------------
                                       %                %            %         %
--------------------------------------------------------------------------------
Quarter to June, 2002             (11.00)          (14.12)       (8.99)     0.44
--------------------------------------------------------------------------------
Jan - June, 2002                  (10.17)          (13.31)       (8.60)     0.88
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
1 year to June, 2002              (12.85)          (15.90)      (14.89)     2.41
--------------------------------------------------------------------------------
3 years to June, 2002              (9.23)          (10.31)       (8.50)     4.76
--------------------------------------------------------------------------------
5 years to June, 2002              (3.40)           (4.09)        0.88      5.06
--------------------------------------------------------------------------------
Since inception*                    2.84             2.30         5.69      5.17
--------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B shares, 19th May, 1998 for Class C shares and 6th October, 1995 for Class D shares.

THE COMMENT

     During the first six months of the year, the fund performed in line with the MSCI World index. The Fund's Class A NAV was down 10% and the benchmark was down 9% during the first six months. Over the past 12 months, the Fund's Class A NAV has outperformed the MSCI world index with a performance of -12% compared to a fall of 15% by the benchmark index.

     After gains in the first quarter, world markets gave up these gains due to concerns on corporate accounting in the US and on concerns how sustainable the economic recovery would be in the US. In terms of the portfolio, we have maintained a cyclical bias and have used the fall in markets to add to our positions in some more economically sensitive areas.

     In terms of regions, the main change we have made over the past six months is to increase our exposure to Asia. The US is currently approximately 43% of the fund and Asia is approximately 16%. In the US, we have reduced some of our holdings and we feel that on a relative basis, Asia offers more opportunities than the US. In Asia, we have primarily increased our exposure to Taiwan, Singapore and also to Japan where we see some interesting opportunities across a range of sectors.

     Since the beginning of 2002, we have added quite substantially to our Japanese exposure. Today, Japan accounts for approximately 7% of our fund. We see opportunities in the technology sector, the engineering sector and also in some select domestic plays. Our holdings in Japan include Sony which is a restructuring play and also a play on the electronics industry.

     We continue to maintain exposure to the technology industry and it can be divided into two parts. The first is the semiconductor industry where we have close to 3% weighting. Most of our semiconductor stocks are not exposed to the PC industry. We own companies such as Linear Technology and Microchip Technology, whose end markets are consumer electronics and industrial applications rather than the PC market. As we see a pick up in world manufacturing activity, this will benefit companies such as Linear and Microchip. The other sub-component within our technology theme is IT services where many of the companies we own have recurring revenue streams, therefore giving them a good base from which to grow their revenue base and profitability. One of our largest holdings is Fiserv in the US, which provides check processing and other outsourcing services to the banking and insurance sector.

     Our largest sector exposure is the media sector and particularly US newspaper companies. We have large positions in the New York Times and also Gannett, which publishes the largest newspaper in the US, USA Today. These companies have been seeing a recovery in advertising and they are benefiting from lower newsprint prices. We have continued to cut our holdings in the pharmaceutical sector in line with our view of reducing exposure to non-cyclical sectors. We also believe that the rise of generics would have some negative impact on the industry.

     In terms of currency strategy, we are overweight to the euro. We have approximately 20% of our fund exposed to the euro. The fund has a cash holding of around 8% and we have moved the cash allocation into euro deposits rather than hold them in US dollars and we have taken a position in German bunds to add to our euro exposure. Going forward, we are likely to retain this position unless we see some very strong economic numbers coming out of the US.

     We feel that macroeconomic conditions would improve over the next 12 months and the fund is positioned for a cyclical recovery. Recent economic numbers from the US and also from Asia are encouraging, however markets continue to ignore this. At this point of time, the main strength in the economy is coming from the manufacturing sector and we expect that this would translate into better economic conditions for other parts of the economy going forward. As world economies now exhibit synchronised growth patterns and companies have become more global, the challenge is to look beyond regions and focus on sectors on a worldwide basis. Our fund endeavours to carry this out and offers a global fund that is focused on selecting sectors and companies across the world.

                                       5
                                      ===
                    GAM GLOBAL FUND / REPORT TO SHAREHOLDERS                 GAM

STATEMENT OF INVESTMENTS AS AT 30TH JUNE, 2002 (UNAUDITED)

                                                                         VALUE
      HOLDINGS     DESCRIPTION                                            US$
--------------------------------------------------------------------------------
BONDS - 2.0%
                   GERMANY - 2.0%
      362,460      German Republic- 5.5%, 2031-01-04                     368,941
                                                                      ----------
TOTAL BONDS (COST $344,106)                                              368,941
                                                                      ----------
EQUITIES - 88.3%
                   CANADA - 0.7%
        3,559      Canadian Natural Resources                            120,707
                                                                      ----------
                                                                         120,707
                                                                      ----------
                   FRANCE - 7.0%
       *6,541      Arcelor                                                91,331
       *3,537      Atos Origin                                           224,863
        2,132      Dassault Systems                                       97,190
        1,222      Hermes International                                  192,594
        4,205      L'Oreal                                               327,428
        5,031      Metropole Television M6                               125,408
        2,155      Peugeot                                               111,620
        4,282      Societe Television Francaise                          114,419
                                                                      ----------
                                                                       1,284,853
                                                                      ----------
                   GERMANY - 2.3%
        2,392      Beiresdorf                                            287,660
        1,314      SAP                                                   129,514
                                                                      ----------
                                                                         417,174
                                                                      ----------
                   HONG KONG - 3.6%
       12,400      Hang Seng Bank                                        132,350
      188,000      Johnson Electric Holdings                             221,751
      160,000      Li & Fung                                             217,443
       71,000      MTR                                                    91,484
                                                                      ----------
                                                                         663,028
                                                                      ----------
                   ITALY - 0.6%
       14,224      Mediaset                                              109,916
                                                                      ----------
                                                                         109,916
                                                                      ----------
                   JAPAN - 7.1%
        2,000      Funai Electric                                        246,996
        9,000      Keihin                                                 93,800
        2,500      Mabuchi Motor                                         246,370
        5,000      Nomura Holdings                                        73,431
           23      NTT DoCoMo                                             56,617
        7,000      Ricoh                                                 121,203
        3,870      Shin-Etsu Chemical                                    166,309
       47,000      Showa Denko                                            76,477
        2,100      Sony                                                  110,923
       28,000      Toshiba                                               114,019
                                                                      ----------
                                                                       1,306,145
                                                                      ----------
                   KOREA, REPUBLIC OF - 0.6%
        7,546      Hyundai Motor                                         112,134
                                                                      ----------
                                                                         112,134
                                                                      ----------
                   MEXICO - 0.9%
       *2,184      Grupo Telavisa ADR                                     81,638
        3,288      Wal-Mart de Mexico V ADR                               89,303
                                                                      ----------
                                                                         170,941
                                                                      ----------
                   NETHERLANDS - 0.8%
        5,449      ING Groep                                             139,641
                                                                      ----------
                                                                         139,641
                                                                      ----------
                   SINGAPORE - 2.6%
      163,000      Singapore Exchange                                    107,052
        6,000      Singapore Press Holdings                               67,601
       19,000      United Overseas Bank                                  136,617
       21,000      Venture Manufacturing                                 167,643
                                                                      ----------
                                                                         478,913
                                                                      ----------

                                                                         VALUE
      HOLDINGS     DESCRIPTION                                            US$
--------------------------------------------------------------------------------

                   SPAIN - 1.7%
        9,801      Actividades de Construccion                           314,928
                                                                      ----------
                                                                         314,928
                                                                      ----------
                   SWEDEN - 1.8%
       *2,620      Nobel Biocare                                         173,478
       18,386      Swedish Match                                         151,675
                                                                      ----------
                                                                         325,153
                                                                      ----------
                   SWITZERLAND - 1.6%
        1,226      Nestle (Registered)                                   285,212
                                                                      ----------
                                                                         285,212
                                                                      ----------
                   TAIWAN - 1.7%
       13,000      Hon Hai Precision  (Registered)                       106,600
       20,000      Sunplus Technology  (Registered)                       92,000
       *8,661      Taiwan Semiconductor  ADR                             112,593
                                                                      ----------
                                                                         311,193
                                                                      ----------
                   UNITED KINGDOM - 11.7%
       30,141      BP                                                    253,226
       21,215      Geest                                                 179,367
       29,170      GKN                                                   136,878
       11,367      HSBC Holdings                                         130,769
       19,548      Imperial Tobacco                                      318,028
       11,373      Royal Bank of Scotland                                322,542
       10,698      Smiths Group                                          138,976
       50,965      Taylor Nelson Sofres                                  148,424
       24,625      Tomkins                                                95,182
       17,800      Wagon                                                  59,981
      *41,694      WPP Group                                             352,194
                                                                      ----------
                                                                       2,135,567
                                                                      ----------
                   UNITED STATES - 43.6%
      *11,245      Accenture                                             213,655
       *4,257      Affiliated Computer Services                          202,122
       *1,180      Affiliated Managers Group                              72,570
        2,290      Alberto-Culver                                        103,462
        1,536      Amerada Hess                                          126,720
        2,205      American International Group                          150,447
       *3,064      American Italian Pasta                                156,233
        4,355      Bank of New York                                      146,981
       *2,984      Bisys Group                                            99,367
       *4,884      Choicepoint                                           222,075
        8,457      Citigroup                                             327,709
       *2,345      Clear Channel Communications                           75,087
        2,582      Federated Investors                                    89,260
        6,122      Fifth Third Bancorp                                   408,031
        6,724      First Data                                            250,133
       *9,730      Fiserv                                                357,188
        5,222      Gannett                                               396,350
        4,220      General Electric (USA)                                122,591
        4,647      Hewlett Packard                                        71,006
        4,766      Johnson & Johnson                                     249,071
        1,300      Johnson Controls                                      106,093
        7,163      Linear Technology                                     225,133
        3,643      Liz Claiborne                                         115,847
        1,222      Marsh & McLennan                                      118,045
       *3,067      Maxim Integrated                                      117,558
        7,355      MBNA                                                  243,230
       *1,577      Mercury Interactive                                    36,208
        3,100      Merrill Lynch                                         125,550
       *8,604      Microchip Technology                                  236,008
       *3,593      Microsoft                                             194,453
        5,920      New York Times                                        304,880
        5,126      Omnicom Group                                         234,771
        4,034      PepsiCo                                               194,439
        6,669      Pfizer                                                233,415
        6,820      State Street                                          304,854
      *10,608      SunGard Data Systems                                  280,900
       *3,164      Symantec                                              103,937
        2,457      Tribune                                               106,879


                                       6
                                      ===
                   GAM GLOBAL FUND / STATEMENT OF INVESTMENTS

                                                                         VALUE
      HOLDINGS     DESCRIPTION                                            US$
--------------------------------------------------------------------------------

                   UNITED STATES - (CONTINUED)
       *6,075      United Microelectronics ADR                            44,651
        2,117      United Technologies                                   143,744
       *5,522      Univision Communications                              173,391
       *5,221      Veritas Software                                      103,324
        5,269      Wal-Mart Stores                                       289,848
       *3,836      Yum! Brands                                           112,203
                                                                      ----------
                                                                       7,989,419
                                                                      ----------
TOTAL EQUITIES (COST $17,041,520)                                     16,164,924
                                                                      ----------
PREFERRED SHARES - 0.8%
                   GERMANY - 0.8%
        2,525      Wella AG                                              151,317
                                                                      ----------
TOTAL PREFERRED SHARES (COST $152,934)                                   151,317
                                                                      ----------
PARTICIPATION NOTE - 0.6%
                   INDIA - 0.6%
      147,800      JP Morgan Investor Derivative
                      (Infosys Technologies) 2004-04-07                   99,514
                                                                      ----------
TOTAL PARTICIPATION NOTE (COST $135,120)                                  99,514
                                                                      ----------
TIME DEPOSIT - 2.3%
                   CAYMAN - 2.3%
     $424,763      Bank One (Cayman)
                      1.28%, 2002-07-01                                  424,763
                                                                      ----------
TOTAL TIME DEPOSIT (COST $424,763)                                       424,763
                                                                      ----------
TOTAL INVESTMENTS (COST $18,098,443) - 94.0%                          17,209,459
OTHER ASSETS LESS LIABILITIES - 6.0%                                   1,104,495
                                                                      ----------
TOTAL NET ASSETS - 100.0%                                             18,313,954
                                                                      ==========
*Non-income producing security.

Glossary
ADR - American Depositary Receipt

See notes to financial statements.

GEOGRAPHIC ANALYSIS AS AT
30TH JUNE, 2002

        [The table below represents a pie chart in the printed report.]

                 UNITED STATES                           43.6%
                 UNITED KINGDOM                          11.7%
                 JAPAN                                    7.1%
                 FRANCE                                   7.0%
                 GERMANY                                  5.1%
                 HONG KONG                                3.6%
                 SINGAPORE                                2.6%
                 CAYMAN                                   2.3%
                 OTHER                                   11.0%
                 OTHER ASSETS LESS LIABILITIES            6.0%


INVESTMENT ANALYSIS AS AT
30TH JUNE, 2002

        [The table below represents a pie chart in the printed report.]

              MEDIA                                            12.5%
              TECHNOLOGY HARDWARE & EQUIPMENT                   9.6%
              SOFTWARE & SERVICES                               9.2%
              DIVERSIFIED FINANCIALS                            8.6%
              CAPITAL GOODS                                     7.0%
              BANKS                                             7.0%
              FOOD, BEVERAGE & TOBACCO                          5.2%
              COMMERCIAL SERVICES & SUPPLIES                    4.5%
              HOUSEHOLD & PERSONAL PRODUCTS                     3.9%
              AUTOMOBILES & COMPONENTS                          3.4%
              CONSUMER DURABLES & APPAREL                       2.9%
              ENERGY                                            2.7%
              PHARMACEUTICALS & BIOTECHNOLOGY                   2.6%
              OTHER ASSETS LESS LIABILITIES AND TIME DEPOSITS   8.3%
              OTHER                                            12.6%

                                       7
                                      ===
                   GAM GLOBAL FUND / STATEMENT OF INVESTMENTS                GAM

____________________________ GAM INTERNATIONAL FUND ____________________________

FUND MANAGEMENT

[PHOTO OMITTED]

GRAHAM WAINER IS MANAGING DIRECTOR - PORTFOLIO MANAGEMENT AND PRODUCT DEVELOPMENT. HE JOINED GAM IN 1998 HAVING PREVIOUSLY BEEN EXECUTIVE DIRECTOR OF EFG PRIVATE BANK AND MANAGING DIRECTOR OF ITS ASSET MANAGEMENT SUBSIDIARY. HE HOLDS A B. COMMERCE DEGREE FROM THE UNIVERSITY OF WITWATERSRAND AND A MASTERS DEGREE IN ECONOMICS FROM THE UNIVERSITY OF CAPE TOWN. ALONG WITH MR. WAINER THE INTERNATIONAL FUND INVESTMENT TEAM INCLUDES JOHN BENNETT, INVESTMENT DIRECTOR RESPONSIBLE FOR EUROPEAN MARKETS AND MICHAEL BUNKER, INVESTMENT DIRECTOR AND CHIEF INVESTMENT OFFICER WITH OVERALL RESPONSIBILITY FOR PACIFIC INVESTMENTS INCLUDING JAPAN. MR. WAINER AND TEAM TOOK OVER PRIMARY RESPONSIBILITY FOR FUND MANAGEMENT FROM JEAN-PHILIPPE CREMERS DURING THE SECOND QUARTER OF 2001.


     The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in countries other than the United States, including Canada, the United Kingdom, Continental Europe and the Pacific Basin. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

     Investments in securities of foreign issuers involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.

REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FACTS - CLASS A SHARES
                                                      GAM
                                            International
                                           Class A (after                Average
                                     GAM          maximum        MSCI    1 Month
                           International       sales load        EAFE    Deposit
                                 Class A         of 5.5%)       Index       Rate
30th June, 2002                US$ 15.06        US$ 15.94    1,123.01
--------------------------------------------------------------------------------
                                       %                %            %         %
--------------------------------------------------------------------------------
Quarter to June, 2002              (0.46)           (5.94)       (1.94)     0.44
--------------------------------------------------------------------------------
Jan - June, 2002                   (0.33)           (5.81)       (1.38)     0.88
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
1 year to June, 2002               (8.39)          (13.43)       (9.22)     2.41
--------------------------------------------------------------------------------
5 years to June, 2002              (6.39)           (7.44)       (1.26)     5.06
--------------------------------------------------------------------------------
10 years to June, 2002              6.50             5.90         5.71      4.86
--------------------------------------------------------------------------------
15 years to June, 2002              7.23             6.82         4.10      5.77
--------------------------------------------------------------------------------
Since inception                    13.03            12.66        11.27      6.02
--------------------------------------------------------------------------------

     Performance is calculated on a total return basis. Class A inception was on 2nd January, 1985, Class B on 26th May, 1998, Class C on 19th May, 1998 and Class D on 18th September, 1995. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                       8
                                      ===
                    GAM INTERNATIONAL FUND / FUND MANAGEMENT

        [The table below represents a line chart in the printed report.]

                             GAM International
                                  Class A
                               (after maximum                        Average
          GAM International      sales loan                          1 Month
Date           Class A            of 5.5%)     MSCI EAFE Index    Deposit Rate
--------------------------------------------------------------------------------
1/2/85          10000             10000            10000             10000
1/31/85         10083             9528.43          10292.6           10053
2/28/85         10148             9589.86          10234.9           10117.7
3/31/85         10414             9841.23          11032.1           10207.2
4/30/85         10549             9968.81          10997.7           10270.2
5/31/85         10930             10328.9          11468.5           10352.7
6/30/85         11324             10701.2          11766.6           10418.5
7/31/85         11523             10889.2          12378.2           10474.6
8/31/85         11964             11306            12779.5           10553.6
9/30/85         12500             11812.5          13531.4           10624.7
10/31/85        13818             13058            14456.2           10682.5
11/30/85        14885             14066.3          15054             10763.3
12/31/85        15926             15050.1          15771.4           10839
1/31/86         16674             15756.9          16171.4           10912.7
2/28/86         17908             16923.1          17967.7           10979.2
3/31/86         19795.3           18706.5          20499.3           11052.3
4/30/86         21583.5           20396.4          21847.2           11108.7
5/31/86         20127.6           19020.6          20880.8           11182.5
6/30/86         20932.8           19781.5          22309.8           11248.6
7/31/86         20388.1           19266.8          23690.9           11301.7
8/31/86         22824.8           21569.4          26031.8           11371.9
9/30/86         22523.7           21284.9          25770.7           11430.2
10/31/86        21875.1           20672            24054.9           11488.1
11/30/86        22819.6           21564.6          25446.9           11539.7
12/31/86        23491.9           22199.8          26801.8           11604
1/31/87         25718.6           24304.1          29654.4           11665.8
2/28/87         26709.9           25240.9          30549.4           11721
3/31/87         28772.3           27189.8          33060.2           11785.3
4/30/87         30249             28585.3          36564.1           11835.1
5/31/87         30075.8           28421.6          36570.7           11910.4
6/30/87         29893.8           28249.6          35412.3           11983.9
7/31/87         30476.5           28800.3          35356.6           12054.7
8/31/87         31662.6           29921.2          38015             12117.6
9/30/87         31232.5           29514.7          37423.5           12194.8
10/31/87        26630.6           25166            32186.7           12272.1
11/30/87        25559.1           24153.3          32511             12339.7
12/31/87        26321.5           24873.8          33484.4           12429.3
1/31/88         24759             23397.2          34089.9           12499.4
2/29/88         26159.1           24720.4          36371             12563.9
3/31/88         27022.6           25536.3          38614.1           12642.1
4/30/88         27134.4           25642            39182.4           12708.6
5/31/88         26990.1           25505.6          37935.1           12775.9
6/30/88         26845.8           25369.3          36943             12863.4
7/31/88         27295.1           25793.9          38109.7           12941.9
8/31/88         26332.6           24884.3          35639.3           13020.5
9/30/88         27715.6           26191.3          37203.7           13122.9
10/31/88        29966.3           28318.2          40395.6           13205.9
11/30/88        31646.1           29905.6          42810.3           13289.5
12/31/88        31982.3           30223.3          43056.6           13412.2
1/31/89         31926.2           30170.2          43823             13503.3
2/28/89         31708             29964.1          44056.8           13611.2
3/31/89         31042.8           29335.5          43200.6           13725.2
4/30/89         31654             29913.1          43609.8           13829.8
5/31/89         30886.4           29187.6          41244.7           13933.7
6/30/89         31853.6           30101.7          40559.5           14062
7/31/89         35312.1           33370            45661.3           14163.6
8/31/89         35724.8           33759.9          43616.2           14259.6
9/30/89         35615.6           33656.8          45611             14383.8
10/31/89        34678.9           32771.6          43787.4           14479.3
11/30/89        36705.1           34686.4          45997.6           14576.1
12/31/89        39166.5           37012.4          47705.8           14704.3
1/31/90         38727.1           36597.1          45940.4           14792.6
2/28/90         37826.3           35745.8          42743.7           14886.1
3/31/90         38053.1           35960.1          38299.6           15007.1
4/30/90         36585.9           34573.7          38005.9           15099.7
5/31/90         39571.1           37394.7          42354             15197.8
6/30/90         41214.1           38947.3          41991.1           15322.2
7/31/90         42970.5           40607.1          42593.4           15415.2
8/31/90         37833.2           35752.4          38468.8           15532.5
9/30/90         37479.2           35417.8          33118.8           15633.6
10/31/90        38048.4           35955.8          38290             15724.3
11/30/90        36400.8           34398.7          36042.2           15843.2
12/31/90        36306             34309.1          36640.1           15956.8
1/31/91         37019.5           34983.4          37835.5           16040.7
2/28/91         38533.8           36414.5          41902.6           16144.7
3/31/91         37653.3           35582.4          39397.2           16238.9
4/30/91         36919.4           34888.8          39795.5           16312.6
5/31/91         37345.6           35291.6          40222.5           16405.6
6/30/91         36436.7           34432.7          37277.5           16484.2
7/31/91         37179.1           35134.2          39119.1           16567.1
8/31/91         37167.8           35123.6          38334.2           16646.3
9/30/91         38853             36716.1          40506.2           16725.7
10/31/91        39276.4           37116.2          41090.6           16787.1
11/30/91        39157.9           37004.2          39183.2           16868.6
12/31/91        41954.8           39647.3          41219             16943.2
1/31/92         41243.4           38975            40350.7           17004.7
2/29/92         41546.3           39261.2          38917.5           17058.1
3/31/92         40619.8           38385.7          36359.1           17119.6
4/30/92         41543.6           39258.7          36541.1           17166

5/31/92         43990.2           41570.7          38998.3           17229.8
6/30/92         45359.1           42864.4          37161.4           17288.1
7/31/92         46691.3           44123.3          36222.3           17344.2
8/31/92         49483.7           46762.1          38506.5           17393.9
9/30/92         47716.9           45092.5          37758.3           17441.2
10/31/92        44604.9           42151.6          35789.2           17485.3
11/30/92        43063.7           40695.2          36137             17531.5
12/31/92        43247.8           40869.2          36334.8           17591
1/31/93         44198.3           41767.4          36341.2           17636
2/28/93         46832.5           44256.7          37449.7           17677.9
3/31/93         48616.8           45942.9          40725             17726.8
4/30/93         50853.8           48056.8          44601.1           17771.4
5/31/93         52354.8           49475.3          45553.9           17812.5
6/30/93         51338.9           48515.3          44853.7           17862.4
7/31/93         52003.2           49143            46434.1           17907.5
8/31/93         58652.1           55426.3          48951.3           17949.5
9/30/93         60716.5           57377.1          47860.2           18000.7
10/31/93        66229.1           62586.5          49345.6           18044.5
11/30/93        65652.7           62041.8          45042.7           18091.5
12/31/93        77830.6           73549.9          48305.3           18145.3
1/31/94         76697.6           72479.3          52399.7           18189.8
2/28/94         72306.7           68329.9          52265.3           18232.1
3/31/94         69597.3           65769.5          50025.3           18289.8
4/30/94         67686.2           63963.5          52159             18341.6
5/31/94         68141.9           64394.1          51870.6           18395
6/30/94         70275.6           66410.4          52615.3           18465.6
7/31/94         70145             66287.1          53132.9           18535.1
8/31/94         69749.4           65913.2          54402.5           18599.7
9/30/94         70914.4           67014.1          52701             18676.4
10/31/94        72929.3           68918.2          54468.2           18746.4
11/30/94        70768.9           66876.6          51862.5           18817.5
12/31/94        69871.8           66028.9          52199.3           18924.1
1/31/95         72048.5           68085.8          50206.5           19006.5
2/28/95         76690.1           72472.1          50075.3           19092.8
3/31/95         82127.6           77610.6          53212.5           19202.5
4/30/95         82789.6           78236.1          55228             19290.8
5/31/95         85323.6           80630.8          54583.9           19391.5
6/30/95         83776.4           79168.7          53641.1           19489.3
7/31/95         84170.3           79540.9          56995.2           19578.7
8/31/95         82115.5           77599.1          54834.9           19665.3
9/30/95         84397.7           79755.8          55920.1           19776.6
10/31/95        86895.1           82115.9          54431.3           19860
11/30/95        88641.3           83766.1          55960             19946
12/31/95        90897.3           85897.9          58229             20060.8
1/31/96         89408.6           84491.1          58481.9           20139.8
2/29/96         86984.1           82200            58694.1           20221.9
3/31/96         86346.1           81597            59955.5           20327.5
4/30/96         84432             79788.2          61713.3           20414
5/31/96         83496.2           78903.9          60592.4           20503.9
6/30/96         84517             79868.6          60948.3           20591.3

7/31/96         87409.4           82601.9          59182.2           20668.1
8/31/96         88057.1           83213.9          59327.1           20772.2
9/30/96         89847.2           84905.6          60918.2           20864.4
10/31/96        91083.2           86073.6          60309.9           20939.3
11/30/96        99053.5           93605.6          62724.6           21041.8
12/31/96        99063.5           93615            61932.8           21138.8
1/31/97         101674            96081.7          59779.6           21234.6
2/28/97         106338            100490           60771.8           21321.7
3/31/97         104840            99074.2          61006.9           21418
4/30/97         109291            103280           61345.3           21512.1
5/31/97         113056            106838           65352.5           21617
6/30/97         118448            111934           68971.4           21715.8
7/31/97         131885            124631           70101.4           21798.2
8/31/97         118372            111861           64880.3           21913.3
9/30/97         127716            120692           68529.5           22019.4
10/31/97        118071            111577           63277             22123.4
11/30/97        120180            113571           62646.5           22217.7
12/31/97        127723            120698           63207.3           22334
1/31/98         131941            124685           66112.7           22443.9
2/28/98         138449            130834           70370.3           22540.3
3/31/98         147245            139146           72553             22649.8
4/30/98         147738            139613           73143.8           22753.4
5/31/98         149264            141055           72805.4           22854.5
6/30/98         149848            141606           73372.7           22965.6
7/31/98         155188            146653           74132.9           23073.9
8/31/98         141403            133626           64965             23182.4
9/30/98         133704            126350           62990.2           23287.2
10/31/98        128328            121270           69574.1           23391.2
11/30/98        130697            123509           73155.7           23490.9
12/31/98        136938            129407           76059.4           23600.5
1/31/99         129558            122433           75852             23699.9
2/28/99         125504            118601           74061.8           23787.9
3/31/99         122315            115588           77171.2           23885.7
4/30/99         123500            116707           80315.9           23980.7
5/31/99         120356            113737           76197.3           24078.1
6/30/99         120220            113608           79185.6           24173.3
7/31/99         115801            109432           81557.5           24279.6
8/31/99         115436            109087           81873.5           24386
9/30/99         111838            105686           82715.9           24492.3
10/31/99        116302            109905           85832.2           24603.4
11/30/99        127372            120366           88832.1           24710.8
12/31/99        146505            138447           96822.3           24845.2
1/31/00         136938            129407           90687.2           24965.8
2/29/00         156800            148176           93145.6           25081.5
3/31/00         144819            136854           96774.3           25206.7
4/30/00         125823            118903           91699.2           25333.6
5/31/00         113386            107150           89477.5           25468
6/30/00         119582            113005           92997.8           25604.5
7/31/00         117901            111417           89117             25747.7
8/31/00         116776            110354           89908.8           25891.2
9/30/00         114271            107986           85548.8           26030.2
10/31/00        111817            105667           83545.4           26175.2
11/30/00        109874            103831           80430.3           26315.7
12/31/00        113183            106958           83307.8           26461.6
1/31/01         108378            102417           83268.6           26607.1
2/28/01         104024            98303.1          77032.2           26719.5
3/31/01         97070.6           91731.7          71931.8           26838.8
4/30/01         98257.8           92853.6          76976.9           26948.6
5/31/01         95261.5           90022.1          74321.2           27048.4
6/30/01         92943.5           87831.6          71309.5           27137.6
7/31/01         90342.9           85374.1          70017.7           27224.9
8/31/01         89325.3           84412.4          68258.5           27309.6
9/30/01         79601.3           75223.2          61360.2           27392.2
10/31/01        81184.3           76719.1          62929.3           27451.2
11/30/01        83897.9           79283.6          65253.1           27500.9
12/31/01        85424.4           80726            65642.1           27548.4
1/31/02         82088.8           77573.9          62159.2           27590.9
2/28/02         82315             77787.6          62598.2           27628.6
3/31/02         85537.5           80832.9          66015.7           27669.7
4/30/02         87629.2           82809.6          66493.8           27709.5
5/31/02         88477.3           83611            67395.8           27750.7
6/30/02         85141.7           80458.9          64738.2           27790.6

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.


----------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Morgan Stanley Capital International.

The MSCIEurope, Australasia and Far East Index is a market value weighted, unmanaged index of the weighted share prices of some 1,093 companies listed on the stock exchanges of Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 20 countries. The percentage change in the value of the index includes dividends reinvested.

AVERAGE ANNUAL TOTAL RETURN - CLASS A

         [The table below represents a bar chart in the printed report.]

                                            GAM International       MSCI EAFE
                                               (after maximum           Index
                  GAM International       sales load of 5.5%)
--------------------------------------------------------------------------------
1 Year                      -8.3942                  -13.4325         -9.2152
5 Years                     -6.3899                    -7.443         -1.2588
10 Years                     6.4995                    5.8988          5.7077
15 Years                      7.227                    6.8234          4.1039
Since Inception               13.03                     12.66           11.27

ANNUAL PERFORMANCE - CLASS A  [bar chart omitted]

                                                          GAM
                                                INTERNATIONAL
                                GAM                   CLASS A            MSCI
                      INTERNATIONAL            (AFTER MAXIMUM            EAFE
                            CLASS A       SALES LOAD OF 5.5%)           INDEX
YEAR                              %                         %               %
--------------------------------------------------------------------------------
1998                           7.22                      1.32           20.33
1999                           6.99                      1.10           27.30
2000                         (22.74)                   (26.99)         (13.96)
2001                         (24.53)                   (26.68)         (21.21)
2002*                         (0.33)                    (5.81)          (1.38)

*6 months

                                       9
                                      ===
                 GAM INTERNATIONAL FUND / REPORT TO SHAREHOLDERS             GAM

THE FACTS - CLASS B SHARES

                                                       GAM
                                             International               Average
                                      GAM          Class B        MSCI   1 Month
                            International   (with deferred        EAFE   Deposit
                                  Class B    sales charge)       Index      Rate
30th June, 2002                 US$ 15.10                     1,123.01
--------------------------------------------------------------------------------
                                        %                %           %         %
--------------------------------------------------------------------------------
Quarter to June, 2002               (0.66)           (5.63)      (1.94)     0.44
--------------------------------------------------------------------------------
Jan - June, 2002                    (0.72)           (5.69)      (1.38)     0.88
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
1 year to June, 2002                (9.04)          (13.58)      (9.22)     2.41
--------------------------------------------------------------------------------
2 years to June, 2002              (16.20)          (17.58)     (16.57)     4.18
--------------------------------------------------------------------------------
3 years to June, 2002              (11.46)          (12.19)      (6.49)     4.76
--------------------------------------------------------------------------------
Since inception*                   (13.46)          (13.81)      (3.40)     4.90
--------------------------------------------------------------------------------

THE FACTS - CLASS C SHARES

                                                       GAM
                                             International
                                                   Class C
                                             (with a sales               Average
                                      GAM     load of 1.0%        MSCI   1 Month
                            International     and deferred        EAFE   Deposit
                                  Class C    sales charge)       Index      Rate
30th June, 2002                 US$ 15.23        US$ 15.38    1,123.01
--------------------------------------------------------------------------------
                                        %                %           %         %
--------------------------------------------------------------------------------
Quarter to June, 2002               (0.72)           (2.69)      (1.94)     0.44
--------------------------------------------------------------------------------
Jan - June, 2002                    (0.78)           (2.76)      (1.38)     0.88
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
1 year to June, 2002                (9.13)          (10.94)      (9.22)     2.41
--------------------------------------------------------------------------------
2 years to June, 2002              (16.22)          (16.64)     (16.57)     4.18
--------------------------------------------------------------------------------
3 years to June, 2002              (11.49)          (11.78)      (6.49)     4.76
--------------------------------------------------------------------------------
Since inception*                   (12.94)          (13.15)      (2.80)     4.91
--------------------------------------------------------------------------------

THE FACTS - CLASS D SHARES

                                                       GAM
                                             International
                                            Class D (after               Average
                                      GAM          maximum        MSCI   1 Month
                            International       sales load        EAFE   Deposit
                                  Class D         of 3.5%)       Index      Rate
30th June, 2002                 US$ 14.92        US$ 15.46    1,123.01
--------------------------------------------------------------------------------
                                        %                %           %         %
--------------------------------------------------------------------------------
Quarter to June, 2002               (0.60)           (4.08)      (1.94)     0.44
--------------------------------------------------------------------------------
Jan - June, 2002                    (0.53)           (4.01)      (1.38)     0.88
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
1 year to June, 2002                (8.63)          (11.83)      (9.22)     2.41
--------------------------------------------------------------------------------
3 years to June, 2002              (11.01)          (12.06)      (6.49)     4.76
--------------------------------------------------------------------------------
5 years to June, 2002               (6.53)           (7.20)      (1.26)     5.06
--------------------------------------------------------------------------------
Since inception*                     0.15            (0.38)       2.56      5.17
--------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B shares, 19th May, 1998 for Class C shares and 18th September, 1995 for Class D shares.

 THE COMMENT

     The Fund's Class A NAV has fallen by 0.3% over the last six months compared to a fall of 1.4% in the benchmark index.

     The strategy that we have adopted for the Fund is to have conviction in the capabilities of the managers to add value through stock selection, as well as regional asset allocation within their regions. This has worked well over the last year with outperformance having been achieved in the Fund versus its benchmark. We have recently made an important change in the mix of assets that we have put into the Fund, by reducing our allocation to Europe and increasing our allocation to the Pacific. This is because of the sound economic fundamentals and corporate prospects coming through in Asia.

     Equity markets on both sides of the Atlantic are finally succumbing to the realisation that a "v-shaped" recovery is a hopeful notion. Ever since the liquidity induced rally of late 2001, we have cautioned that investors' expectations are too high. It has been clear for some time that the former standard bearers of the great 1990s bull market are unlikely to meet the earnings expectations implied by their share prices. This is what led us to avoid many of the more fashionable areas of European markets, thus protecting the Fund from some of the more savage de-ratings of recent months. Recently, safe havens in the old economy have become more difficult to find, perhaps signalling that our belief in the likelihood of a double-dip recession is no longer eccentric. A key recent decision has been the reduction in the Fund's exposure to the banking industry. We have been long-term fans of this sector in Europe due to its relatively low valuation and attractive earnings profile. Having recently been overweight banks, we are now underweight, having sold the Fund's positions in banks such as HSBC, Deutsche Bank and Barclays. The sell decision reflects our growing concerns over credit quality as well as the fact that momentum investors seem to have been attracted to the sector during the second quarter. Confirmation of a "roll-over" in sector performance would lead us to make a further reduction.

     Most Pacific markets except Hong Kong had a strong first quarter but bad news in the latter part of the second quarter saw these gains fall away. Investor confidence was destroyed by a variety of global factors which replaced investing with fear, corporate governance issues at companies such as Tyco, WorldCom, and Vivendi, as well as conflicts in India-Pakistan and Israel. Although Hong Kong has been disappointing this year, our holdings of CNOOC and Hong Kong Gas have been the top two performers in the Hang Seng Index in the year to date. Domestic demand is still poor, with few signs of any improvement as unemployment has risen from 6.7% to 7.4% and imports and exports have declined. However, we have been encouraged by evidence of hiring in the business and finance sectors, a key source of employment growth in recent years, and an increase in shipments to East Asia. In Japan, the government engineered short squeeze in the first quarter led to a 2.72% increase in Topix, after a weak January. The market fell in June as a consequence of a loss of confidence in corporate America. We were surprised by the reaction of Japan, as we had noted that correlation with the US was beginning to break down. Intra-Asian trade has been developing a momentum of its own at a time when global trade has stalled. The Japanese consumer is showing signs of stirring, as car sales have picked up nicely. The housing market and land prices are stabilising. Indeed, we expect our overweight position in real estate, housing and basic industries to continue to contribute strongly to performance in the coming six months.

                                       10
                                      ====
                 GAM INTERNATIONAL FUND / REPORT TO SHAREHOLDERS

STATEMENT OF INVESTMENTS AS AT 30TH JUNE, 2002 (UNAUDITED)

                                                                         VALUE
      HOLDINGS     DESCRIPTION                                            US$
--------------------------------------------------------------------------------
EQUITIES - 92.8%
                   AUSTRALIA - 1.6%
      400,000      AWB                                                   905,224
      107,477      Rio Tinto                                           2,028,100
                                                                     -----------
                                                                       2,933,324
                                                                     -----------
                   BELGIUM - 4.5%
       65,000      Fortis                                              1,382,571
      195,000      UCB                                                 7,140,295
                                                                     -----------
                                                                       8,522,866
                                                                     -----------
                   CHINA - 1.1%
    1,360,000      China Everbright                                      749,768
    1,696,000      China Merchants Holdings                            1,304,657
                                                                     -----------
                                                                       2,054,425
                                                                     -----------
                   DENMARK - 1.7%
      170,000      Den Danske Bank                                     3,124,668
                                                                     -----------
                                                                       3,124,668
                                                                     -----------
                   FRANCE - 12.2%
        7,740      Air Liquide                                         1,188,587
       30,000      AGF                                                 1,375,573
      *49,000      Autoroutes du Sud de la France                      1,328,163
       28,000      Aventis                                             1,980,171
      *30,000      BNP Paribas                                         1,655,892
       35,000      Bouygues                                              975,941
       18,500      Casino Guichard Perrachon Et Cie                    1,563,610
       35,000      Credit Agricole                                       776,199
       23,000      Credit Lyonnais                                       983,876
        7,000      Lafarge SA                                            696,855
       15,500      Societe Generale                                    1,019,014
       75,000      Suez                                                1,995,941
      *34,000      Thomson Multimedia                                    802,615
       28,000      Total Fina Elf                                      4,537,144
       46,500      Vivendi Environment                                 1,432,273
       32,000      Vivendi Universal                                     690,113
                                                                     -----------
                                                                      23,001,967
                                                                     -----------
                   GERMANY - 7.3%
        5,000      Allianz                                               999,449
       80,000      Altanta                                             4,021,452
       33,050      Bayerische Hypo-Vereinsbank                         1,071,742
       60,000      Bayerische Motoren Werke                            2,469,053
       14,000      Deutsche Bank                                         970,767
       30,000      E.ON                                                1,744,600
        5,550      Munchener Ruckversicherung (Registered)             1,310,151
       30,000      RWE                                                 1,181,302
                                                                     -----------
                                                                      13,768,516
                                                                     -----------
                   GREECE - 0.5%
       60,480      Hellenic Telecom                                      953,794
                                                                     -----------
                                                                         953,794
                                                                     -----------
                   HONG KONG - 8.0%
      317,000      Cheung Kong Holdings                                2,641,751
      132,500      Hang Seng Bank                                      1,414,228
      612,000      Henderson Land Development                          2,534,389
    1,179,000      Hong Kong Land Holdings                             1,898,190
    1,733,000      New World Development                               1,399,776
      380,000      Sun Hung Kai Properties                             2,886,631
      438,500      Swire Pacific A                                     2,243,168
                                                                     -----------
                                                                      15,018,133
                                                                     -----------
                   ITALY - 4.5%
      165,000      ENI                                                 2,618,379
       75,000      Fiat                                                  939,571
      355,000      IntesaBCI                                           1,081,209
      200,000      Telecom Italia                                      1,563,241
      250,000      TIM                                                 1,022,612
      270,000      Unicredito Italiano                                 1,218,855
                                                                     -----------
                                                                       8,443,867
                                                                     -----------

                                                                         VALUE
      HOLDINGS     DESCRIPTION                                            US$
--------------------------------------------------------------------------------

                   JAPAN - 13.0%
       22,050      Aiful                                               1,446,203
       59,000      Canon                                               2,230,224
       38,100      Fanuc                                               1,913,902
       61,000      Fuji Photo Film                                     1,969,876
       23,100      JAFCO                                               2,043,224
      141,000      Mitsubishi Estate                                   1,153,037
       22,220      ORIX                                                1,792,952
      125,000      Ricoh                                               2,164,344
       25,500      Secom                                               1,251,168
      116,000      Sharp                                               1,473,231
       38,200      Sony                                                2,017,740
       21,000      Takeda Chemical                                       921,729
          368      The Goodwill Group                                  1,255,941
      485,000      Tokyo Gas                                           1,347,672
      229,000      Tonen General Sekiyu                                1,624,249
                                                                     -----------
                                                                      24,605,492
                                                                     -----------
                   NETHERLANDS - 9.4%
       50,000      ABN AMRO Holdings                                     906,305
     *310,000      Getronics                                             589,714
      100,000      Grolsch                                             2,252,210
       51,260      IHC Caland                                          3,059,254
       40,000      ING Groep                                           1,025,076
       45,000      Koninklijke Ahold                                     944,746
     *180,000      KPN                                                   840,957
       95,000      Royal Dutch Petroleum                               5,281,113
       35,000      Telegraaf Holding                                     652,697
       32,470      Unilever                                            2,121,869
                                                                     -----------
                                                                      17,673,941
                                                                     -----------
                   PORTUGAL - 0.6%
     *170,000      Portugal Telecom                                    1,198,058
                                                                     -----------
                                                                       1,198,058
                                                                     -----------
                   SINGAPORE - 3.0%
      394,000      DBS Group Holdings                                  2,766,086
    1,450,000      Singapore Exchange                                    952,300
      174,000      Singapore Press Holdings                            1,960,425
                                                                     -----------
                                                                       5,678,811
                                                                     -----------
                   SPAIN - 2.7%
      120,000      Banco Bilbao Vizcaya Argentaria                     1,354,283
      116,000      Banco Santander                                       919,257
     *140,000      Telefonica                                          1,172,923
      *92,410      Union Fenosa                                        1,694,161
                                                                     -----------
                                                                       5,140,624
                                                                     -----------
                   SWITZERLAND - 5.8%
       18,200      Nestle (Registered)                                 4,233,977
       94,475      Novartis (Registered)                               4,145,474
       33,000      Roche Holding Genussscheine                         2,488,938
                                                                     -----------
                                                                      10,868,389
                                                                     -----------
                   UNITED KINGDOM - 16.9%
      165,000      Alliance & Leicester                                2,083,113
       47,500      Anglo American                                        790,164
       50,000      AstraZeneca Group                                   2,070,610
      240,000      Barclays                                            2,019,989
      590,000      BP                                                  4,956,810
     *101,200      British Sky Broadcasting Group                        970,577
     *699,000      BT Group                                            2,685,817
      303,000      Daily Mail & General Trust  A                       2,896,735
      160,000      GlaxoSmithKline                                     3,459,353
      *92,700      Intertek Testing Services                             609,194
      300,000      Rank Group                                          1,223,612
       50,000      Rio Tinto                                             917,137
      100,000      Royal Bank of Scotland                              2,836,035
   *1,850,500      Somerfield                                          3,329,429
      120,000      United Utilities                                    1,117,947
                                                                     -----------
                                                                      31,966,522
                                                                     -----------
TOTAL EQUITIES (COST $185,574,139)                                   174,953,397
                                                                     ===========

                                       11
                                      ====
                GAM INTERNATIONAL FUND / STATEMENT OF INVESTMENTS            GAM

                                                                         VALUE
      HOLDINGS     DESCRIPTION                                            US$
--------------------------------------------------------------------------------

PREFERRED SHARES - 3.1%
                   GERMANY - 3.1%
       12,350      Porsche Pfd                                         5,842,933
                                                                     -----------
TOTAL PREFERRED SHARES (COST $5,057,438)                               5,842,933
                                                                     -----------
TIME DEPOSIT - 2.6%
                   NASSAU - 2.6%
   $4,987,184      Citibank (Nassau)
                      1.28%, 2002-07-01                                4,987,184
                                                                     -----------
TOTAL TIME DEPOSIT (COST $4,987,184)                                   4,987,184
                                                                     -----------
TOTAL INVESTMENTS (COST $195,618,761) - 98.5%                        185,783,514
OTHER ASSETS LESS LIABILITIES - 1.5%                                   2,808,148
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            188,591,662
                                                                     ===========

* Non-income producing security.

See notes to financial statements.


GEOGRAPHIC ANALYSIS AS AT
30TH JUNE, 2002

         [The table below represents a pie chart in the printed report.]

         UNITED KINGDOM                                         16.9%
         JAPAN                                                  13.0%
         FRANCE                                                 12.2%
         NETHERLANDS                                             9.4%
         GERMANY                                                10.4%
         HONG KONG                                               8.0%
         SWITZERLAND                                             5.8%
         ITALY                                                   4.5%
         BELGIUM                                                 4.5%
         SINGAPORE                                               3.0%
         SPAIN                                                   2.7%
         OTHER                                                   5.5%
         CITIBANK (NASSAU)                                       2.6%
         OTHER ASSETS LESS LIABILITIES                           1.5%

INVESTMENT ANALYSIS AS AT
30TH JUNE, 2002

         [The table below represents a pie chart in the printed report.]

         BANKS                                                  17.3%
         PHARMACEUTICALS & BIOTECHNOLOGY                        11.8%
         ENERGY                                                 10.1%
         REAL ESTATE                                             6.6%
         UTILITIES                                               5.6%
         TELECOMMUNICATION SERVICES                              5.5%
         DIVERSIFIED FINANCIALS                                  5.4%
         FOOD, BEVERAGE & TOBACCO                                5.0%
         AUTOMOBILES & COMPONENTS                                4.9%
         CAPITAL GOODS                                           4.0%
         MEDIA                                                   3.8%
         CONSUMER DURABLES & APPAREL                             3.3%
         FOOD & DRUG RETAILING                                   3.1%
         MATERIALS                                               3.0%
         OTHER                                                   6.5%
         OTHER ASSETS LESS LIABILITIES AND TIME DEPOSITS         4.1%

                                       12
                                      ====
                GAM INTERNATIONAL FUND / STATEMENT OF INVESTMENTS

____________________________ GAM PACIFIC BASIN FUND ____________________________


FUND MANAGEMENT
--------------------------------------------------------------------------------

[PHOTO OMITTED]

MICHAEL S. BUNKER, INVESTMENT DIRECTOR AND CHIEF INVESTMENT OFFICER, HAS OVERALL RESPONSIBILITY FOR PACIFIC INVESTMENTS INCLUDING JAPAN. PRIOR TO JOINING GAMIN 1985, HE WORKED FOR J. ROTHSCHILD CHARTERHOUSE MANAGEMENT LTD. IN HONG KONG. HE HAS OVER 31 YEARS INVESTMENT EXPERIENCE, PRIMARILY IN ASIAN MARKETS. HE COMMENCED MANAGEMENT OF GAMPACIFIC BASIN ON 6TH MAY, 1987. MR. BUNKER ALSO MANAGED THE OFFSHORE FUND GAMPACIFIC, INC. MR. BUNKER IS NOW BASED IN LONDON, HAVING LIVED IN HONG KONG FOR THREE YEARS.

     The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies with principal offices in the Pacific Basin, including Japan, Hong Kong, Singapore, Malaysia, Indonesia, the Philippines, Korea, Taiwan, India, Australia and New Zealand. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be invested substantially in debt securities of Pacific Basin companies and their governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

     Investments in securities of foreign issuers involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.

REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FACTS - CLASS A SHARES
                                                       GAM
                                             Pacific Basin
                                            Class A (after               Average
                                      GAM          maximum        MSCI   1 Month
                            Pacific Basin       sales load     Pacific   Deposit
                                  Class A         of 5.5%)       Index      Rate
30th June, 2002                  US$ 8.08         US$ 8.55    1,430.80
--------------------------------------------------------------------------------
                                        %                %           %         %
--------------------------------------------------------------------------------
Quarter to June, 2002               (1.82)           (7.22)       4.26      0.44
--------------------------------------------------------------------------------
Jan - June, 2002                     2.28            (3.35)       6.67      0.88
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
1 year to June, 2002                (8.18)          (13.23)     (13.30)     2.41
--------------------------------------------------------------------------------
5 years to June, 2002               (7.07)           (8.12)      (7.71)     5.06
--------------------------------------------------------------------------------
10 years to June, 2002               2.72             2.14        1.05      4.86
--------------------------------------------------------------------------------
15 years to June, 2002               4.61             4.22       (0.96)     5.77
--------------------------------------------------------------------------------
Since inception                      4.71             4.32       (1.62)     5.78
--------------------------------------------------------------------------------

     Performance is calculated on a total return basis. Class A inception was on 6th May, 1987, Class B on 26th May, 1998, Class C on 1st June, 1998 and Class D on 18th October, 1995. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                       13
                                      ====
                    GAM PACIFIC BASIN FUND / FUND MANAGEMENT                 GAM

        [The table below represents a line chart in the printed report.]

                             GAM Pacific Basin
                                  Class A
                               (after maximum                        Average
          GAM Pacific Basin      sales loan                          1 Month
Date           Class A            of 5.5%)     MSCI Pacific Index  Deposit Rate
--------------------------------------------------------------------------------
5/6/87          10000             10000             10000            10000
5/31/87         10394             9822.33           9646.93          10042.1
6/30/87         10212             9650.34           9013.78          10104
7/31/87         10769             10176.7           8801.83          10163.8
8/31/87         11222             10604.8           9848.74          10216.7
9/30/87         11658             11016.8           9564.74          10281.9
10/31/87        7915              7479.68           8525.66          10347
11/30/87        8044              7601.58           8865.12          10404
12/31/87        8245              7791.52           9002.51          10479.6
1/31/88         8499              8031.56           9450.35          10538.7
2/29/88         8832              8346.24           10118.3          10593.1
3/31/88         9223              8715.74           10907.9          10659
4/30/88         9638              9107.91           11047            10715.1
5/31/88         9581              9054.05           10626.8          10771.8
6/30/88         9898              9353.61           10266.8          10845.6
7/31/88         10219             9656.95           10734.5          10911.7
8/31/88         9541              9016.25           9941.12          10978
9/30/88         9490              8968.05           10326.2          11064.4
10/31/88        9654              9123.03           11176.3          11134.4
11/30/88        10080             9525.6            12100.1          11204.8
12/31/88        10159             9600.25           12170.2          11308.3
1/31/89         10685             10097.3           12283.5          11385.1
2/28/89         10562             9981.09           12441.9          11476.1
3/31/89         10799             10205.1           12048.1          11572.2
4/30/89         11351             10726.7           12056.7          11660.4
5/31/89         11228             10610.5           11384.2          11748
6/30/89         11143             10530.1           10878.1          11856.2
7/31/89         12175             11505.4           12291.2          11941.8
8/31/89         12449             11764.3           11532.2          12022.7
9/30/89         13085             12365.3           12238.5          12127.5
10/31/89        13176             12451.3           11912.3          12208
11/30/89        13728             12973             12480.7          12289.6
12/31/89        14561.5           13760.7           12495.8          12397.7
1/31/90         14309.4           13522.4           11790.2          12472.2
2/28/90         13533.8           12789.4           10647.4          12551
3/31/90         13333.4           12600.1           8731.57          12653
4/30/90         13485.9           12744.2           8791.46          12731.1
5/31/90         14489.8           13692.8           10014.2          12813.8
6/30/90         14768.5           13956.2           9612.32          12918.7
7/31/90         15376             14530.4           9540.73          12997.1
8/31/90         14435.3           13641.4           8632.19          13096
9/30/90         12890.3           12181.3           7280.43          13181.3
10/31/90        14163.1           13384.1           8855.04          13257.7
11/30/90        13411.8           12674.2           7874.6           13358
12/31/90        13374.9           12639.3           8211.34          13453.7
1/31/91         13839.2           13078             8469.01          13524.5
2/28/91         14672.4           13865.4           9514.35          13612.1
3/31/91         14853.4           14036.4           8997.57          13691.6
4/30/91         15058.5           14230.3           9230.35          13753.7
5/31/91         15032.5           14205.7           9196.25          13832.2
6/30/91         14516.7           13718.3           8596.99          13898.4
7/31/91         15140.2           14307.5           8888.39          13968.3
8/31/91         14658.4           13852.2           8439.19          14035.1
9/30/91         15289.8           14448.8           9104.53          14102.1
10/31/91        15559.6           14703.8           9493.46          14153.8
11/30/91        15114.1           14282.8           8884.51          14222.5
12/31/91        15611.1           14752.5           9158.66          14285.4
1/31/92         15906.5           15031.6           8805.37          14337.3
2/29/92         15608.6           14750.2           8190.11          14382.3
3/31/92         14746.7           13935.7           7412.77          14434.1
4/30/92         14873.1           14055.1           7074.53          14473.3
5/31/92         15696.3           14833             7627.96          14527
6/30/92         15348.2           14504             7029.66          14576.2
7/31/92         14733.3           13923             6933.51          14623.5
8/31/92         15366             14520.8           7884.96          14665.4
9/30/92         15271.2           14431.3           7705.92          14705.3
10/31/92        15614.6           14755.8           7435.42          14742.5
11/30/92        15371.9           14526.4           7577.18          14781.4
12/31/92        15554.2           14698.7           7492             14831.6
1/31/93         15595.7           14738             7479.59          14869.5
2/28/93         16204.9           15313.6           7843.84          14904.8
3/31/93         17253.6           16304.6           8793.07          14946.1
4/30/93         18934.8           17893.4           10195.7          14983.7
5/31/93         19457.6           18387.4           10494            15018.4
6/30/93         18934.5           17893.1           10323.6          15060.5
7/31/93         19742.3           18656.5           10935.6          15098.4
8/31/93         20589.2           19456.8           11260.8          15133.9
9/30/93         20721.7           19582             10841.3          15177.1
10/31/93        21685.2           20492.5           11083.6          15214
11/30/93        20384.2           19263.1           9521.45          15253.6
12/31/93        23566.6           22270.5           10186.8          15298.9

1/31/94         25148.8           23765.6           11367.6          15336.5
2/28/94         24820.6           23455.4           11662.3          15372.1
3/31/94         23081.3           21811.8           11020.3          15420.8
4/30/94         24594.4           23241.7           11498.5          15464.4
5/31/94         25292.2           23901.2           11773.7          15509.4
6/30/94         25168.2           23783.9           12160.6          15569
7/31/94         25820.5           24400.3           11901.4          15627.6
8/31/94         27166.1           25671.9           12110            15682.1
9/30/94         26234.7           24791.8           11808.6          15746.7
10/31/94        26520.3           25061.7           12109.1          15805.8
11/30/94        24970.4           23597             11435.2          15865.6
12/31/94        25314             23921.7           11513.9          15955.5
1/31/95         22609.1           21365.6           10788.6          16025
2/28/95         22400.8           21168.7           10523.3          16097.8
3/31/95         22784.3           21531.2           11333.2          16190.3
4/30/95         23476.7           22185.5           11817.2          16264.8
5/31/95         24166.2           22837.1           11346.5          16349.6
6/30/95         24177.7           22848             10867.7          16432.1
7/31/95         25630             24220.4           11653.3          16507.5
8/31/95         25698.2           24284.8           11216.2          16580.5
9/30/95         25853             24431.1           11322            16674.4
10/31/95        25506.3           24103.4           10773.3          16744.7
11/30/95        25378.3           23982.5           11304.8          16817.1
12/31/95        26452.8           24997.9           11858.4          16913.9
1/31/96         27793.4           26264.8           11880.4          16980.6
2/29/96         27356.9           25852.3           11748.2          17049.8
3/31/96         27419.3           25911.2           12110.3          17138.8
4/30/96         28479.3           26912.9           12728.9          17211.7
5/31/96         27964.9           26426.8           12178.4          17287.6
6/30/96         27559.6           26043.8           12182.7          17361.3
7/31/96         25922.8           24497.1           11624.8          17426
8/31/96         26265.1           24820.5           11320.6          17513.8
9/30/96         26784.4           25311.2           11691.9          17591.5
10/31/96        25808.7           24389.2           11151            17654.7
11/30/96        27240.7           25742.5           11455.6          17741
12/31/96        26349.4           24900.2           10862            17822.8
1/31/97         26418.5           24965.5           9949.78          17903.7
2/28/97         26211.3           24769.7           10158.7          17977
3/31/97         25555.2           24149.6           9788.13          18058.3
4/30/97         25917.8           24492.3           9993.22          18137.6
5/31/97         28300.6           26744.1           10972.5          18226
6/30/97         28974             27380.5           11653.7          18309.4
7/31/97         29112.2           27511             11376.7          18378.8
8/31/97         24803.8           23439.6           10249.9          18475.8
9/30/97         24963.3           23590.3           10212.1          18565.3
10/31/97        20551.7           19421.4           8973.63          18653
11/30/97        19860.8           18768.4           8481.12          18732.6
12/31/97        18445.9           17431.4           8109.88          18830.5
1/31/98         17132.4           16190.1           8550.96          18923.2
2/28/98         19093.1           18043             8859.2           19004.5
3/31/98         19131.2           18079             8372.36          19096.9
4/30/98         18312.6           17305.4           8207.88          19184.2
5/31/98         16675.5           15758.4           7651.8           19269.4
6/30/98         15419.2           14571.1           7638.09          19363.1
7/31/98         15209.8           14373.2           7506.29          19454.4
8/31/98         12963.2           12250.2           6620.15          19545.8
9/30/98         13211.3           12484.7           6599.74          19634.2
10/31/98        16126.5           15239.5           7744.05          19721.9
11/30/98        17925.2           16939.3           8101.09          19806
12/31/98        17709.3           16735.3           8328.26          19898.4
1/31/99         17365             16409.9           8389.73          19982.2
2/28/99         17085.3           16145.6           8227.27          20056.4
3/31/99         19000.4           17955.4           9265.71          20138.9
4/30/99         21711.7           20517.5           9886.64          20219
5/31/99         21066.1           19907.5           9298.98          20301.1
6/30/99         23583.7           22286.6           10156            20381.3
7/31/99         23454.6           22164.6           10930.7          20471
8/31/99         23056.5           21788.4           10821.2          20560.7
9/30/99         22669             21422.2           11321.9          20650.3
10/31/99        24111.4           22785.2           11761.6          20744
11/30/99        26501             25043.4           12346.9          20834.5
12/31/99        30974.2           29270.6           13155.3          20947.8
1/31/00         28985             27390.9           12522.1          21049.5
2/29/00         27258.2           25759             12248.9          21147.1
3/31/00         27520.5           26006.9           13100.3          21252.7
4/30/00         26099.6           24664.2           12191.1          21359.6
5/31/00         23585.9           22288.6           11483.9          21472.9
6/30/00         25881.1           24457.6           12372.1          21588
7/31/00         24529.9           23180.8           11196.1          21708.8
8/31/00         26468.4           25012.7           11807.4          21829.8
9/30/00         24654.2           23298.2           11186.6          21946.9
10/31/00        22889.6           21630.7           10546.1          22069.2
11/30/00        22864.8           21607.2           10181.2          22187.7
12/31/00        23784.3           22476.2           9781.75          22310.7
1/31/01         24927.6           23556.5           9752.76          22433.4
2/28/01         24132.3           22805             9337.95          22528.1
3/31/01         21870.6           20667.8           8898.95          22628.7
4/30/01         22442.3           21207.9           9485.17          22721.3
5/31/01         22467.1           21231.4           9450             22805.4
6/30/01         21870.6           20667.8           8999.43          22880.6
7/31/01         20230.3           19117.7           8415.3           22954.2
8/31/01         19609             18530.5           8217.55          23025.7
9/30/01         17098.9           16158.4           7360.15          23095.3
10/31/01        17819.6           16839.5           7438.01          23145.1
11/30/01        19236.2           18178.2           7652.69          23186.9
12/31/01        19633.9           18554             7314.85          23227

1/31/02         19534.5           18460.1           6908.58          23262.9
2/28/02         19584.2           18507             7094.59          23294.6
3/31/02         20454             19329             7484.06          23329.3
4/30/02         20975.9           19822.3           7819.47          23362.8
5/31/02         21473             20292             8230.74          23397.6
6/30/02         20081.2           18976.8           7802.74          23431.

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.


----------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Morgan Stanley Capital International.

The MSCI Pacific Index is an arithmetical average weighted by market value of the performance of some 410 securities listed on the stock exchanges of Australia, Hong Kong, New Zealand, Singapore/Malaysia and Japan. The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 5 countries. The percentage change in the value of the index includes dividends reinvested.

AVERAGE ANNUAL TOTAL RETURN - CLASS A

        [The table below represents a bar chart in the printed report.]

                                            GAM Pacific Basin            MSCI
                                GAM            (after maximum         Pacific
Year                  Pacific Basin       sales load of 5.5%)           Index
--------------------------------------------------------------------------------
Year                              %                         %               %
1 Year                      -8.1818                  -13.2318        -13.2974
5 Years                     -7.0699                   -8.1154         -7.7096
10 Years                     2.7243                    2.1449          1.0488
15 Years                     4.6113                    4.2175         -0.9573
Since Inception              4.7091                    4.3189         -1.6242

ANNUAL PERFORMANCE - CLASS A [bar chart omitted]

                                            GAM PACIFIC BASIN
                                GAM                   CLASS A            MSCI
                      PACIFIC BASIN            (AFTER MAXIMUM         PACIFIC
                            CLASS A       SALES LOAD OF 5.5%)           INDEX
YEAR                              %                         %               %
--------------------------------------------------------------------------------
1998                          (3.99)                    (9.27)           2.69
1999                          74.91                     65.28           57.96
2000                         (23.21)                   (27.44)         (25.64)
2001                         (17.45)                   (21.99)         (25.22)
2002*                          2.28                     (3.35)           6.67

*6 months

                                       14
                                      ====
                 GAM PACIFIC BASIN FUND / REPORT TO SHAREHOLDERS

THE FACTS - CLASS B SHARES

                                                       GAM
                                             Pacific Basin               Average
                                      GAM          Class B        MSCI   1 Month
                            Pacific Basin   (with deferred     Pacific   Deposit
                                  Class B    sales charge)       Index      Rate
30th June, 2002                  US$ 8.33                     1,430.80
--------------------------------------------------------------------------------
                                        %                %           %         %
--------------------------------------------------------------------------------
Quarter to June, 2002               (2.12)           (7.01)       4.26      0.44
--------------------------------------------------------------------------------
Jan - June, 2002                     1.46            (3.54)       6.67      0.88
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
1 year to June, 2002                (9.26)          (13.80)     (13.30)     2.41
--------------------------------------------------------------------------------
2 years to June, 2002              (12.87)          (14.42)     (20.59)     4.18
--------------------------------------------------------------------------------
3 years to June, 2002               (6.13)           (6.96)      (8.41)     4.76
--------------------------------------------------------------------------------
Since inception*                     1.38             0.95       (0.04)     4.90
--------------------------------------------------------------------------------

THE FACTS - CLASS C SHARES
                                                       GAM
                                             Pacific Basin
                                                   Class C
                                             (with a sales               Average
                                      GAM     load of 1.0%        MSCI   1 Month
                            Pacific Basin     and deferred     Pacific   Deposit
                                  Class C    sales charge)       Index      Rate
30th June, 2002                  US$ 7.00         US$ 7.07    1,430.80
--------------------------------------------------------------------------------
                                        %                %           %         %
--------------------------------------------------------------------------------
Quarter to June, 2002               (2.51)           (4.45)       4.26      0.44
--------------------------------------------------------------------------------
Jan - June, 2002                     0.43            (1.57)       6.67      0.88
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
1 year to June, 2002               (11.28)          (13.05)     (13.30)     2.41
--------------------------------------------------------------------------------
2 years to June, 2002              (14.35)          (14.78)     (20.59)     4.18
--------------------------------------------------------------------------------
3 years to June, 2002               (7.29)           (7.60)      (8.41)     4.76
--------------------------------------------------------------------------------
Since inception*                    (1.11)           (1.35)       1.27      4.90
--------------------------------------------------------------------------------

THE FACTS - CLASS D SHARES

                                                       GAM
                                             Pacific Basin
                                            Class D (after               Average
                                      GAM          maximum        MSCI   1 Month
                            Pacific Basin       sales load     Pacific   Deposit
                                  Class D         of 3.5%)       Index      Rate
30th June, 2002                  US$ 7.70         US$ 7.98    1,430.80
--------------------------------------------------------------------------------
                                        %                %           %         %
--------------------------------------------------------------------------------
Quarter to June, 2002               (2.04)           (5.46)       4.26      0.44
--------------------------------------------------------------------------------
Jan - June, 2002                     1.32            (2.23)       6.67      0.88
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
1 year to June, 2002                (9.73)          (12.89)     (13.30)     2.41
--------------------------------------------------------------------------------
3 years to June, 2002               (6.25)           (7.36)      (8.41)     4.76
--------------------------------------------------------------------------------
5 years to June, 2002               (7.89)           (8.55)      (7.71)     5.06
--------------------------------------------------------------------------------
Since inception*                    (4.49)           (4.99)      (4.96)     5.16
--------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B shares, 1st June, 1998 for Class C shares and 18th October, 1995 for Class D shares.

THE COMMENT

     It has very much been a story of two quarters, with the first quarter seeing most of our markets, except Hong Kong and Australia, up year-to-date, then promptly giving away these gains by the end of June. The major exception to this has been Thailand, where confidence has been increasing due to the gradual reforms of the banking system, though the number of non-performing loans (NPLs) is still a cause for concern.

     Though Hong Kong has been disappointing this year, our holdings of CNOOC and Hong Kong Gas have been the top two performers in the Hang Seng index to date. Domestic demand is still poor with few signs of any improvement as unemployment has risen from 6.7% to 7.4% and imports and exports have declined. However, we've been encouraged to see evidence of hiring in the business and finance sectors, a key source of employment growth in recent years, and an increase in shipments to East Asia.

     In Korea, we added a new position in Kookmin Bank because of its sound asset quality, strong organic growth prospects and its value compared to its regional peers.

     After a volatile first quarter where it managed to rise 10%, Singapore had a poor second quarter missing out on the rally in April and May. We sold our holding in Capitaland at its highs in January and also trimmed most of our other names. We recently added a position in Jardine Strategic, a holding company with extensive interests in Hong Kong and Singapore.

     In Australia, we have added a new stock, Australian Wheat Board (AWB) which markets, trades, insures wheat and other grains on behalf of Australian grain growers and is extremely cashflow positive. The housing boom in Australia, and particularly NSW, has benefitted our holding in St George Bank through its mortgage lending business.

     In Japan, the government engineered short squeeze in the first quarter led to a 2.72% increase in the Topix after a shockingly weak January. The second quarter exhibited just as much volatility but with not such a favourable outcome. The market fell back in June as a direct consequence of a loss of confidence in corporate America. We were not surprised by the revelations in the US, but we were by the reaction of Japan, as we have noted that correlation with the US had been beginning to break down. In fact, the news in Japan has been improving. Intra-Asian trade has been developing a momentum of its own at a time when global trade has stalled. The Japanese consumer is showing signs of stirring as car sales have picked up nicely. The housing market and land prices are stabilising. Indeed, we expect our overweight position in real estate, housing and basic industries to continue to make strong contributions to performance in the coming six months. Retail sales, while still volatile, appear to be bottoming out. The WPI has now been flat for four months in a row providing further evidence that deflationary pressures are abating. We are continuing to find opportunities in the domestic sectors.

     The failure of the government to re-capitalise the banks in the first quarter has caused many market observers to reassess the way that they value bank shares. We still find them difficult but believe that they will be able to fulfill their economic function regardless. Thus we remain zero weighted in the major banks. Our ability to find good investments has not been adversely affected by this.

                                       15
                                      ====
                 GAM PACIFIC BASIN FUND / REPORT TO SHAREHOLDERS             GAM

STATEMENT OF INVESTMENTS AS AT 30TH JUNE, 2002 (UNAUDITED)

                                                                         VALUE
      HOLDINGS     DESCRIPTION                                            US$
--------------------------------------------------------------------------------
EQUITIES - 90.3%
                   AUSTRALIA - 7.8%
       73,900      AWB                                                   167,240
      179,495      ERG                                                    30,314
       13,675      Rio Tinto                                             258,048
       32,000      St. George Bank                                       351,101
                                                                      ----------
                                                                         806,703
                                                                      ----------
                   BERMUDA - 0.8%
       29,500      Jardine Strategic                                      86,140
                                                                      ----------
                                                                          86,140
                                                                      ----------
                   CHINA - 4.6%
      188,000      China Everbright                                      103,644
      251,000      China Merchants Holdings                              193,083
      139,000      CNOOC                                                 186,230
                                                                      ----------
                                                                         482,957
                                                                      ----------
                   HONG KONG - 22.9%
       30,000      Cheung Kong Holdings                                  250,008
       14,300      Hang Seng Bank                                        152,630
       52,000      Henderson Land Development                            215,340
      194,321      Hong Kong & China Gas                                 259,103
      100,000      Hong Kong Exchanges & Clearing                        164,749
      203,000      Hong Kong Land Holdings                               326,830
      152,447      Kerry Properties                                      160,270
      195,000      New World Development                                 157,505
       55,000      Sun Hung Kai Properties                               417,802
       54,500      Swire Pacific A                                       278,797
                                                                      ----------
                                                                       2,383,034
                                                                      ----------
                   JAPAN - 42.3%
        3,950      Aiful                                                 259,071
        7,000      Canon                                                 264,603
        7,500      Credit Saison                                         178,050
       11,200      Daito Trust Construction                              209,813
        3,700      Fanuc                                                 185,865
        6,000      Fuji Photo Film                                       193,758
        2,300      JAFCO                                                 203,438
        6,000      KAO                                                   138,184
       24,000      Konica                                                155,207
       25,000      Mitsubishi                                            180,866
       21,000      Mitsubishi Estate                                     171,729
       29,000      Nippon Sheet Glass                                     98,006
           38      Nippon Telegraph and Telephone                        156,325
        7,000      Nissan Motor                                           48,481
        4,300      ORIX                                                  346,971
       16,000      Ricoh                                                 277,036
        2,000      Secom                                                  98,131
       10,000      Sharp                                                 127,003
        3,700      Sony                                                  195,436
       18,000      Sumitomo                                              109,045
        2,000      Takeda Chemical                                        87,784
           32      The Goodwill Group                                    109,212
       69,000      Tokyo Gas                                             191,731
       31,000      Tonen General Sekiyu                                  219,877
        7,700      Toyota Motor                                          204,322
                                                                      ----------
                                                                       4,409,944
                                                                      ----------

                                                                         VALUE
      HOLDINGS     DESCRIPTION                                            US$
--------------------------------------------------------------------------------
                   PHILIPPINES - 1.5%
      679,240      Ayala Land                                             75,584
       59,580      Bank of Philippine Islands                             56,827
   +4,515,000      Cebu Holdings                                          24,224
                                                                      ----------
                                                                         156,635
                                                                      ----------
                   SINGAPORE - 9.3%
       40,351      DBS Group Holdings                                    283,285
       26,966      Oversea Chinese Bank                                  178,628
      196,000      Singapore Exchange                                    128,725
       14,000      Singapore Press Holdings                              157,735
       30,825      United Overseas Bank                                  221,643
                                                                      ----------
                                                                         970,016
                                                                      ----------
                   SOUTH KOREA - 1.1%
        2,300      Kookmin Bank                                          111,654
                                                                      ----------
                                                                         111,654
                                                                      ----------
TOTAL EQUITIES (COST $10,445,805)                                      9,407,083
                                                                      ----------
MUTUAL FUND - 2.1%
                   TAIWAN - 2.1%
      *20,000      Taiwan Fund                                           222,000
                                                                      ----------
TOTAL MUTUAL FUND (COST $421,971)                                        222,000
                                                                      ----------
TIME DEPOSIT - 5.3%
                   CAYMAN - 5.3%
      553,188      Brown Brothers Harriman Trust (Cayman)
                      1.28%, 2002-07-01                                  553,188
                                                                      ----------
TOTAL TIME DEPOSIT (COST $553,188)                                       553,188
                                                                      ----------
TOTAL INVESTMENTS (COST $11,420,964) - 97.7%                          10,182,271
OTHER ASSETS LESS LIABILITIES - 2.3%                                     237,159
                                                                      ----------
TOTAL NET ASSETS - 100.0%                                             10,419,430
                                                                      ==========


 * Non-income producing security.
 + Illiquid security.

See notes to financial statements.

                                       16
                                      ====
                GAM PACIFIC BASIN FUND / STATEMENT OF INVESTMENTS

         [The table below represents a pie chart in the printed report.]

GEOGRAPHIC ANALYSIS AS AT
30TH JUNE, 2002

          JAPAN                                                  42.3%
          HONG KONG                                              22.9%
          SINGAPORE                                               9.3%
          AUSTRALIA                                               7.8%
          CAYMAN                                                  5.3%
          CHINA                                                   4.6%
          TAIWAN                                                  2.1%
          OTHER                                                   3.4%
          OTHER ASSETS LESS LIABILITIES                           2.3%

INVESTMENT ANALYSIS AS AT
30TH JUNE, 2002

          REAL ESTATE                                            17.3%
          DIVERSIFIED FINANCIALS                                 16.8%
          BANKS                                                  13.0%
          TECHNOLOGY HARDWARE & EQUIPMENT                         7.3%
          CONSUMER DURABLES & APPAREL                             6.4%
          OTHER ASSETS LESS LIABILITIES AND TIME DEPOSIT          7.6%
          CAPITAL GOODS                                           4.8%
          UTILITIES                                               4.3%
          OIL & GAS                                               3.9%
          MATERIALS                                               3.8%
          MACHINERY                                               2.8%
          AUTOMOBILES                                             2.4%
          MUTUAL FUNDS                                            2.1%
          COMMERCIAL SERVICES & SUPPLIES                          2.0%
          OTHER                                                   5.5%

                                       17
                                      ====
                GAM PACIFIC BASIN FUND / STATEMENT OF INVESTMENTS            GAM

____________________________ GAM JAPAN CAPITAL FUND ____________________________


FUND MANAGEMENT
--------------------------------------------------------------------------------

[PHOTO OMITTED]

MICHAEL S. BUNKER, INVESTMENT DIRECTOR AND CHIEF INVESTMENT OFFICER, HAS OVERALL RESPONSIBILITY FOR PACIFIC INVESTMENTS INCLUDING JAPAN. PRIOR TO JOINING GAMIN 1985, HE WORKED FOR J. ROTHSCHILD CHARTERHOUSE MANAGEMENT LTD. IN HONG KONG. HE HAS OVER 31 YEARS INVESTMENT EXPERIENCE, PRIMARILY IN ASIAN MARKETS. MR. BUNKER ALSO MANAGED THE OFFSHORE FUND GAMPACIFIC, INC. MR. BUNKER IS NOW BASED IN LONDON, HAVING LIVED IN HONG KONG FOR THREE YEARS. MR. BUNKER TOOK OVER PRIMARY RESPONSIBILITY FOR FUND MANAGEMENT FROM MR. PAUL KIRKBY DURING THE SECOND QUARTER OF 2001.


    The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in Japan. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.


    Investments in securities of foreign  issuers involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.

REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FACTS - CLASS A SHARES

                                                       GAM
                                             Japan Capital
                                            Class A (after       Tokyo   Average
                                      GAM          maximum       Stock   1 Month
                            Japan Capital       sales load    Exchange   Deposit
                                  Class A         of 5.5%)       Index      Rate
30th June, 2002                  US$ 5.82         US$ 6.16 (Y)1,024.89
--------------------------------------------------------------------------------
                                        %                %           %         %
--------------------------------------------------------------------------------
Quarter to June, 2002                1.22            (4.35)       6.90      0.44
--------------------------------------------------------------------------------
Jan - June, 2002                     1.93            (3.68)       9.14      0.88
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
1 year to June, 2002               (18.60)          (23.08)     (17.29)     2.41
--------------------------------------------------------------------------------
3 years to June, 2002               (8.21)           (9.93)      (9.22)     4.76
--------------------------------------------------------------------------------
5 years to June, 2002               (4.42)           (5.50)      (8.07)     5.06
--------------------------------------------------------------------------------
Since inception                     (0.47)           (1.17)      (7.36)     5.24
--------------------------------------------------------------------------------

     Performance is calculated on a total return basis. Class A inception was on 1st July 1994, Class B on 26th May, 1998 and Class C on 19th May, 1998. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                       18
                                      ====
                    GAM JAPAN CAPITAL FUND / FUND MANAGEMENT

        [The table below represents a line chart in the printed report.]

                             GAM Japan Capital
                               (after maximum        Tokyo            Average
                                 sales loan      Stock Exchange      1 Month
Date      GAM Japan Capital       of 5.5%)           Index         Deposit Rate
--------------------------------------------------------------------------------
7/1/94          10000             10000             10000             10000
7/31/94         10017             9466.07           9706.75           10036.5
8/31/94         10015             9464.17           9725.44           10071.4
9/30/94         9733              9197.68           9487.4            10113
10/31/94        9745              9209.02           9732.73           10150.9
11/30/94        9400              8883              9149.81           10189.4
12/31/94        9623              9093.74           9308.32           10247.1
1/31/95         8813              8328.28           8812.88           10291.7
2/28/95         8431              7967.3            8308.17           10338.5
3/31/95         8573              8101.48           9062.95           10397.8
4/30/95         8670              8193.15           9490.58           10445.7
5/31/95         8381              7920.05           8871.33           10500.2
6/30/95         8333              7874.69           8443.04           10553.1
7/31/95         8874              8385.93           9088.44           10601.6
8/31/95         9658.56           9127.34           8729.6            10648.5
9/30/95         9798.7            9259.77           8758.28           10708.7
10/31/95        9577.9            9051.12           8291.67           10753.9
11/30/95        9714.01           9179.74           8771.03           10800.4
12/31/95        10243.3           9679.93           9191.05           10862.6
1/31/96         10384.5           9813.31           9066.97           10905.4
2/29/96         10122.3           9565.6            8918.11           10949.8
3/31/96         10586.1           10003.9           9248.43           11007
4/30/96         11029.7           10423.1           9864.5            11053.8
5/31/96         10908.7           10308.7           9381.42           11102.5
6/30/96         11201.1           10585             9422.72           11149.9
7/31/96         10656.7           10070.6           8960.02           11191.5
8/31/96         10410             9837.43           8578.78           11247.8
9/30/96         10725.1           10135.2           8845.39           11297.7
10/31/96        10308.3           9741.37           8251.78           11338.3
11/30/96        10389.7           9818.22           8312.85           11393.8
12/31/96        10258.6           9694.35           7672.78           11446.3
1/31/97         9963.6            9415.6            6845.28           11498.2
2/28/97         9985.45           9436.25           6977.76           11545.3
3/31/97         10051             9498.19           6748.93           11597.5
4/30/97         10695.6           10107.3           6909.81           11648.5
5/31/97         11657             11015.8           7764.19           11705.3
6/30/97         12072.1           11408.2           8263.69           11758.8
7/31/97         12410.8           11728.2           7936.59           11803.4
8/31/97         11152.4           10539             7225.64           11865.7
9/30/97         11041.4           10434.1           7021.51           11923.2
10/31/97        10552.6           9972.21           6483.88           11979.5
11/30/97        10252.7           9688.79           5991.29           12030.6
12/31/97        9994.65           9444.94           5519.86           12093.5
1/31/98         10456.5           9881.38           6105.84           12153
2/28/98         10385.4           9814.24           6153.71           12205.2
3/31/98         10160.4           9601.61           5764.69           12264.5
4/30/98         10231.5           9668.76           5684.48           12320.6
5/31/98         9982.81           9433.75           5414.07           12375.4
6/30/98         9888.07           9344.23           5445.81           12435.5
7/31/98         10006.5           9456.13           5369.82           12494.2
8/31/98         9491.38           8969.36           4814.78           12552.9
9/30/98         9008.55           8513.08           4727.81           12609.6
10/31/98        9008.55           8513.08           5480.68           12665.9
11/30/98        9580.32           9053.41           5737.16           12720
12/31/98        9720.09           9185.49           5944.85           12779.3
1/31/99         9605.74           9077.42           5970.14           12833.1
2/28/99         9554.91           9029.39           5824.93           12880.8
3/31/99         10762             10170.1           6633.07           12933.7
4/30/99         11143.2           10530.3           6944.42           12985.2
5/31/99         10927.2           10326.2           6602.69           13037.9
6/30/99         12451.9           11767             7253.67           13089.4
7/31/99         13481.1           12739.6           7989.36           13147
8/31/99         14065.5           13291.9           8239.34           13204.6
9/30/99         14942.3           14120.4           8797.87           13262.2
10/31/99        15730             14864.9           9315.45           13322.4
11/30/99        16949.8           16017.6           9986.37           13380.5
12/31/99        18180.9           17180.9           10461.7           13453.3
1/31/00         17183.2           16238.2           9921.27           13518.6
2/29/00         16999.5           16064.5           9731.01           13581.2
3/31/00         17577.1           16610.3           10376.6           13649.1
4/30/00         16435             15531.1           9518.43           13717.7
5/31/00         15686.8           14824             8823.59           13790.5
6/30/00         16526.9           15617.9           9388.18           13864.4
7/31/00         14654             13848             8276.47           13942
8/31/00         15856.6           14984.5           8846.74           14019.7
9/30/00         14891.5           14072.5           8516.92           14094.9
10/31/00        13599.9           12851.9           7908.63           14173.4
11/30/00        13139.6           12416.9           7698.1            14249.5
12/31/00        12308.7           11631.8           7036.1            14328.6
1/31/01         12093.7           11428.5           6999.42           14407.3
2/28/01         11448.4           10818.8           6627.12           14468.2
3/31/01         11531.2           10897             6407.76           14532.8
4/30/01         12126.8           11459.8           6954.06           14592.2
5/31/01         12176.4           11506.7           6935.93           14646.3
6/30/01         11829             11178.4           6560.8            14694.6
7/31/01         11034.8           10427.9           5994.92           14741.8
8/31/01         10869.4           10271.6           5834.12           14787.7
9/30/01         10075.3           9521.15           5423.39           14832.4
10/31/01        10158             9599.33           5463.75           14864.4
11/30/01        9959.49           9411.72           5385.51           14891.3
12/31/01        9446.62           8927.06           4971.89           14917

1/31/02         8851.04           8364.23           4586.52           14940
2/28/02         9165.38           8661.28           4784.08           14960.5
3/31/02         9512.8            8989.6            5076.05           14982.7
4/30/02         9711.33           9177.2            5347.61           15004.3
5/31/02         10306.9           9740.03           5727.66           15026.6
6/30/02         9628.61           9099.03           5426.46           15048.2


NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.


----------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Datastream.

The Tokyo Stock Exchange Index (TOPIX) is a capitalization-weighted composite index of approximately 1,200 companies listed on the First Section of the Tokyo Stock Exchange. The combined market capitalization of these companies represents approximately 95% of the aggregate market value of the First and Second Section. The percentage change in the value of the index includes dividends reinvested.

AVERAGE ANNUAL TOTAL RETURN - CLASS A

         [The table below represents a bar chart in the printed report.]

                                                           GAM
                                                 Japan Capital    Tokyo Stock
                                GAM             (after maximum       Exchange
Year                  Japan Capital         sales load of 5.5%)         Index
--------------------------------------------------------------------------------
1 Year                     -18.6014                  -23.0783        -17.2896
3 Years                     -8.2141                   -9.9286         -9.2208
5 Years                     -4.4224                   -5.4977         -8.0676
Since Inception             -0.4721                   -1.1737          -7.359

Annual Performance - Class A [bar chart omitted]


                                                          GAM
                                                JAPAN CAPITAL
                                GAM                   CLASS A     TOKYO STOCK
                      JAPAN CAPITAL            (AFTER MAXIMUM        EXCHANGE
                            CLASS A       SALES LOAD OF 5.5%)           INDEX
YEAR                              %                         %               %
--------------------------------------------------------------------------------
1998                          (2.75)                    (8.10)           7.77
1999                          87.05                     76.76           75.89
2000                         (32.30)                   (36.02)         (32.79)
2001                         (23.25)                   (27.47)         (29.35)
2002*                          1.93                     (3.68)           9.14

*6 months

                                       19
                                      ====
                 GAM JAPAN CAPITAL FUND / REPORT TO SHAREHOLDERS             GAM

THE FACTS - CLASS B SHARES

                                                       GAM
                                             Japan Capital       Tokyo   Average
                                      GAM          Class B       Stock   1 Month
                            Japan Capital   (with deferred    Exchange   Deposit
                                  Class B    sales charge)       Index      Rate
30th June, 2002                  US$ 5.97                  (Y)1,024.89
--------------------------------------------------------------------------------
                                        %                %           %         %
--------------------------------------------------------------------------------
Quarter to June, 2002                0.84            (4.16)       6.90      0.44
--------------------------------------------------------------------------------
Jan - June, 2002                     0.84            (4.16)       9.14      0.88
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
1 year to June, 2002               (19.87)          (23.87)     (17.29)     2.41
--------------------------------------------------------------------------------
2 years to June, 2002              (24.50)          (25.72)     (23.97)     4.18
--------------------------------------------------------------------------------
3 years to June, 2002               (9.22)           (9.94)      (9.22)     4.76
--------------------------------------------------------------------------------
Since inception*                    (2.60)           (2.97)      (0.27)     4.90
--------------------------------------------------------------------------------

THE FACTS - CLASS C SHARES

                                                      GAM
                                            Japan Capital
                                                  Class C
                                            (with a sales        Tokyo   Average
                                     GAM     load of 1.0%        Stock   1 Month
                           Japan Capital     and deferred     Exchange   Deposit
                                 Class C    sales charge)        Index      Rate
30th June, 2002                 US$ 5.94         US$ 6.00  (Y)1,024.89
--------------------------------------------------------------------------------
                                       %                %            %         %
--------------------------------------------------------------------------------
Quarter to June, 2002               0.34            (1.66)        6.90      0.44
--------------------------------------------------------------------------------
Jan - June, 2002                   (0.17)           (2.15)        9.14      0.88
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
1 year to June, 2002              (21.22)          (22.79)      (17.29)     2.41
--------------------------------------------------------------------------------
2 years to June, 2002             (25.30)          (25.67)      (23.97)     4.18
--------------------------------------------------------------------------------
3 years to June, 2002              (9.78)          (10.08)       (9.22)     4.76
--------------------------------------------------------------------------------
Since inception*                   (3.12)           (3.36)       (0.35)     4.91
--------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B shares and 19th May, 1998 for Class C shares.

THE COMMENT

     In the first half of the year the Fund's Class ANAV rose 1.9%, while the benchmark rose 9.1%.

     The first half has been a veritable rollercoaster in the Japanese stockmarket. The government engineered a short squeeze in the first quarter which led to a 2.72% increase in the Topix after a shockingly weak January. The second quarter exhibited just as much volatility but with not such a favorable outcome. The market fell back in June as a direct consequence of a loss of confidence in corporate America. Japan had its own version of accounting irregularities and hidden-off balance sheet liabilities back in the early nineties. We have not been surprised by the revelations in the US, but we were surprised by the reaction of Japan as we have noted that correlation with the US had been beginning to break down. In fact, the news has been improving in Japan. Intra-Asian trade has been developing a momentum of its own at a time when global trade has stalled. The Japanese consumer is showing signs of stirring as car sales have picked up nicely. The housing market and land prices are stabilising. Retail sales, while still volatile, appear to be bottoming out. The WPI has now been flat for four months in a row providing further evidence that deflationary pressures are abating. We are continuing to find opportunities in the domestic sectors.

     The bank bailout that had been widely anticipated in the first quarter, failed to materialize and many market observers have reassessed the way that they value bank shares. We still find them difficult but believe that they will be able to fulfill their economic function regardless of whether or not they are attractive investments themselves. Thus, we remain zero weighted in the major banks. Our ability to find good investments has not been adversely affected by the failure of the government to re-capitalize them once and for all.

     We have continued with the strategy of cutting back on companies that depend on the US and continue to search for firms that are committed to restructuring. Two examples of stocks we bought for restructuring are Nissan Motor and Matsumotokiyoshi, both of which benefited the Fund's performance. The portfolio is constructed to benefit from the return to pricing power of certain basic materials industries, which have been quietly cutting back capacity over the last several difficult years. We expect that our overweight position in real estate, housing and basic industries to continue to make strong contributions to performance in the coming six months. We are now fully invested with only 3%-5% cash.

     In terms of currency, we began in January 60% hedged out of the yen. We reduced this to 40% in May at around (Y)127 to the dollar. The dollar has been extremely weak over the period though it is the euro that has gained the most from this. We believe that this is because the Japanese have been quite aggressive in their intervention whereas the ECB has done nothing to arrest the rise in their currency.

                                       20
                                      ====
                 GAM JAPAN CAPITAL FUND / REPORT TO SHAREHOLDERS

STATEMENT OF INVESTMENTS AS AT 30TH JUNE, 2002 (UNAUDITED)

                                                                         VALUE
      HOLDINGS     DESCRIPTION                                            US$
--------------------------------------------------------------------------------
EQUITIES - 97.1%
                   AUTOMOBILES & COMPONENTS - 5.7%
        5,400      Denso                                                  84,397
       23,000      Fuji Heavy Industries                                 109,780
        8,000      Nissan Motor                                           55,407
        9,800      Toyota Motor                                          260,047
                                                                       ---------
                                                                         509,631
                                                                       ---------
                   BANKS - 1.1%
        8,000      Shizuoka Bank                                          48,598
       12,000      The 77 Bank                                            47,263
                                                                       ---------
                                                                          95,861
                                                                       ---------
                   CAPITAL GOODS - 15.3%
        9,000      Daito Trust Construction                              168,600
        1,800      Fanuc                                                  90,421
       36,000      Mitsubishi                                            260,447
       79,000      Mitsubishi Heavy Industries                           239,294
       28,000      Nippon Sheet Glass                                     94,626
       18,000      Nishimatsu Construction                                56,025
       32,000      Sumitomo                                              193,858
       39,000      Taisei                                                 89,820
       10,000      Tostem Inax Holding                                   170,644
                                                                       ---------
                                                                       1,363,735
                                                                       ---------
                   COMMERCIAL SERVICES & SUPPLIES - 3.2%
          250      Bellsystem24                                           87,512
        4,000      Secom                                                 196,262
                                                                       ---------
                                                                         283,774
                                                                       ---------
                   CONSUMER DURABLES & APPAREL - 11.9%
       18,000      Daiwa House Industry                                  110,097
        6,000      Fuji Photo Film                                       193,758
        6,900      Konami                                                144,806
       21,000      Konica                                                135,806
       16,000      Sharp                                                 203,204
        5,200      Sony                                                  274,666
                                                                       ---------
                                                                       1,062,337
                                                                       ---------
                   CONSUMER SERVICE & SUPPLIES - 0.9%
        4,500      Toppan Forms                                           76,039
                                                                       ---------
                                                                          76,039
                                                                       ---------
                   DIVERSIFIED FINANCIALS - 11.8%
        1,550      Aiful                                                 101,661
        5,700      Credit Saison                                         135,318
        3,300      JAFCO                                                 291,889
       10,000      Kokusai Securities                                     57,994
       15,000      Nomura Holdings                                       220,294
        3,000      ORIX                                                  242,073
                                                                       ---------
                                                                       1,049,229
                                                                       ---------
                   ENERGY - 2.3%
       29,000      Tonen General Sekiyu                                  205,691
                                                                       ---------
                                                                         205,691
                                                                       ---------
                   FOOD & DRUG RETAILING - 3.4%
        8,000      Ajinomoto                                              85,848
        4,200      Lawson                                                128,621
        2,000      Matsumotokiyoshi                                       92,790
                                                                       ---------
                                                                         307,259
                                                                       ---------
                   INSURANCE - 1.6%
       26,000      Mitsui Sumitomo Insurance                             139,937
                                                                       ---------
                                                                         139,937
                                                                       ---------

                                                                         VALUE
      HOLDINGS     DESCRIPTION                                            US$
--------------------------------------------------------------------------------
                   MATERIALS - 10.3%
       46,000      Asahi Kasei                                           153,154
        9,000      KAO                                                   207,276
       20,000      Mitsubishi Gas Chemical                                36,382
      144,000      Nippon Steel                                          224,700
           24      Nippon Unipac Holding                                 148,598
       19,000      Oji Paper                                             108,603
       23,000      Taiheiyo Cement                                        42,799
                                                                       ---------
                                                                         921,512
                                                                       ---------
                   PHARMACEUTICALS & BIOTECHNOLOGY - 4.0%
        6,900      Eisai                                                 177,336
        4,000      Takeda Chemical                                       175,567
                                                                       ---------
                                                                         352,903
                                                                       ---------
                   REAL ESTATE - 5.1%
        4,000      Daibiru                                                21,696
       36,000      Mitsubishi Estate                                     294,392
       11,000      Mitsui Fudosan                                         97,296
        1,700      Sumitomo Real Estate                                   39,578
                                                                       ---------
                                                                         452,962
                                                                       ---------
                   RETAILING - 3.7%
        3,000      Hitachi High Technologies                              42,457
       14,000      Isetan                                                141,355
        3,000      Ito-Yokado                                            150,200
                                                                       ---------
                                                                         334,012
                                                                       ---------
                   SOFTWARE & SERVICES - 1.6%
        3,500      Fuji Soft ABC                                         141,063
                                                                       ---------
                                                                         141,063
                                                                       ---------
                   TECHNOLOGY HARDWARE & EQUIPMENT - 5.4%
        5,000      Canon                                                 189,002
          700      Murata Manufacturing                                   44,977
       11,000      NEC                                                    76,552
       10,000      Ricoh                                                 173,148
                                                                       ---------
                                                                         483,679
                                                                       ---------
                   TELECOMMUNICATION SERVICES - 4.8%
           29      Kddi                                                   89,536
           61      Nippon Telegraph and Telephone                        250,943
           37      NTT DoCoMo                                             91,080
                                                                       ---------
                                                                         431,559
                                                                       ---------
                   TRANSPORTATION - 2.5%
           12      East Japan Railway                                     56,175
       31,000      Nippon Express .                                      164,261
                                                                       ---------
                                                                         220,436
                                                                       ---------
                   UTILITIES - 2.5%
       79,000      Tokyo Gas                                             219,518
                                                                       ---------
                                                                         219,518
                                                                       ---------
TOTAL EQUITIES (COST $8,888,983)                                       8,651,137
                                                                       ---------
WARRANTS - 0.0%
                   BANKS - 0.0%
        3,300      KBC Financial 03/08/04                                  4,880
                                                                       ---------
TOTAL WARRANTS (COST $9,500)                                               4,880
                                                                       ---------
TIME DEPOSIT - 1.6%
                   NASSAU - 1.6%
     $145,853      Citibank (Nassau)
                      1.28%, 2002-07-01                                  145,853
                                                                       ---------
TOTAL TIME DEPOSIT (COST $145,853)                                       145,853
                                                                       ---------
TOTAL INVESTMENTS (COST $9,044,336) - 98.7%                            8,801,870
OTHER ASSETS LESS LIABILITIES - 1.3%                                     110,966
                                                                       ---------
TOTAL NET ASSETS - 100.0%                                              8,912,836
                                                                       =========
See notes to financial statements.

                                       21
                                      ====
                GAM JAPAN CAPITAL FUND / STATEMENT OF INVESTMENTS            GAM

________________________________ GAM EUROPE FUND _______________________________

FUND MANAGEMENT
--------------------------------------------------------------------------------

[PHOTO OMITTED]

JOHN BENNETT, INVESTMENT DIRECTOR, IS RESPONSIBLE FOR EUROPEAN MARKETS. PRIOR TO JOINING GAM IN 1993, HE WAS A SENIOR FUND MANAGER AT IVORY & SIME, RESPONSIBLE FOR CONTINENTAL EUROPEAN EQUITY PORTFOLIOS. HE COMMENCED MANAGEMENT OF GAM EUROPE FUND ON 1ST JANUARY, 1993. MR. BENNETT ALSO MANAGES THE OFFSHORE FUND GAM PAN EUROPEAN INC. HE IS BASED IN LONDON.


     The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in Europe. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

     Investments in securities of foreign issuers involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.

REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FACTS - CLASS A SHARES
                                                      GAM
                                                   Europe
                                           Class A (after                Average
                                     GAM          maximum         MSCI   1 Month
                                  Europe       sales load       Europe   Deposit
                                 Class A         of 5.5%)        Index      Rate
30th June, 2002                 US$ 9.60        US$ 10.16     1,021.60
--------------------------------------------------------------------------------
                                       %                %            %         %
--------------------------------------------------------------------------------
Quarter to June, 2002               0.00            (5.50)       (4.26)     0.44
--------------------------------------------------------------------------------
Jan - June, 2002                    0.31            (5.20)       (4.33)     0.88
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
1 year to June, 2002               (6.90)          (12.02)       (7.41)     2.41
--------------------------------------------------------------------------------
5 years to June, 2002               2.90             1.75         2.80      5.06
--------------------------------------------------------------------------------
10 years to June, 2002              7.90             7.29         8.89      4.86
--------------------------------------------------------------------------------
Since inception                     4.86             4.38         8.41      5.23
--------------------------------------------------------------------------------

     Performance is calculated on a total return basis. Class A inception was on 1st January 1990, Class B on 26th May, 1998 and Class C on 20th May, 1998. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                       22
                                      ====
                        GAM EUROPE FUND / FUND MANAGEMENT

        [The table below represents a line chart in the printed report.]

                                GAM Europe
                                  Class A
                               (after maximum                         Average
             GAM Europe          sales loan                           1 Month
Date           Class A            of 5.5%)     MSCI Europe Index    Deposit Rate
--------------------------------------------------------------------------------
1/1/90          10000             10000             10000             10000
1/31/90         9746              9209.97           10000.7           10057.7
2/28/90         9995              9445.27           9764.73           10121.2
3/31/90         10327             9759.01           9906.36           10203.5
4/30/90         10200             9639              9647.11           10266.5
5/31/90         10439             9864.85           10436.5           10333.2
6/30/90         10712             10122.8           10807.2           10417.8
7/31/90         11058             10449.8           11267             10480.9
8/31/90         9492              8969.94           10153.7           10560.7
9/30/90         9048              8550.36           8962.21           10629.5
10/31/90        8815              8330.17           9722.1            10691.1
11/30/90        8443              7978.64           9823.86           10772
12/31/90        8393              7931.39           9686.19           10849.2
1/31/91         8393              7931.39           10016.7           10906.3
2/28/91         8355              7895.48           10897.5           10976.9
3/31/91         8100              7654.5            10170.9           11041
4/30/91         7868              7435.26           10068             11091.1
5/31/91         7988              7548.66           10369.2           11154.4
6/30/91         7668              7246.26           9502.43           11207.8
7/31/91         7746              7319.97           10164.8           11264.1
8/31/91         7702              7278.39           10354.1           11318
9/30/91         7942              7505.19           10668.7           11372
10/31/91        7912              7476.84           10448.6           11413.7
11/30/91        7791              7362.49           10207.2           11469.1
12/31/91        8334              7875.63           11009.3           11519.9
1/31/92         8105.81           7659.99           11010.5           11561.7
2/29/92         8013.11           7572.39           11057.7           11598
3/31/92         7824.61           7394.26           10674.7           11639.8
4/30/92         7871.39           7438.46           11268             11671.4
5/31/92         8214.6            7762.8            11913.8           11714.7
6/30/92         8454.43           7989.43           11696.4           11754.4
7/31/92         8665.39           8188.79           11283.2           11792.5
8/31/92         9176.07           8671.38           11251.4           11826.3
9/30/92         8857.38           8370.22           11070.2           11858.4
10/31/92        8111.97           7665.81           10302.2           11888.5
11/30/92        7906.72           7471.85           10301.4           11919.9
12/31/92        7925.08           7489.2            10541.9           11960.3
1/31/93         8058.51           7615.3            10563.8           11990.9
2/28/93         8128.17           7681.12           10688.7           12019.4
3/31/93         8357.82           7898.14           11242.6           12052.7
4/30/93         8284.9            7829.23           11494.7           12083
5/31/93         8357.82           7898.14           11622.4           12110.9
6/30/93         8304.49           7847.74           11456.4           12144.9
7/31/93         8613.6            8139.85           11499.3           12175.5
8/31/93         9084.87           8585.21           12512.2           12204.1
9/30/93         8846.52           8359.96           12477.2           12238.9
10/31/93        9187.18           8681.89           13000.7           12268.7
11/30/93        8989.37           8494.95           12723.8           12300.6
12/31/93        9722.68           9187.93           13682.8           12337.2
1/31/94         10268             9703.23           14383.4           12367.5
2/28/94         9934.92           9388.49           13877.9           12396.2
3/31/94         9632.34           9102.56           13489.2           12435.5
4/30/94         9852.2            9310.33           14051.9           12470.6
5/31/94         9660.64           9129.3            13458.8           12506.9
6/30/94         9477.79           8956.51           13321.8           12555
7/31/94         9869.61           9326.78           14024.4           12602.2
8/31/94         10112.3           9556.15           14473.7           12646.1
9/30/94         9708.53           9174.56           13904.3           12698.3
10/31/94        10026.3           9474.89           14514.7           12745.9
11/30/94        9491.94           8969.88           13963.2           12794.2
12/31/94        9420.1            8902              14047.1           12866.7
1/31/95         9374.39           8858.8            13941.9           12922.7
2/28/95         9521.32           8997.65           14262.8           12981.4
3/31/95         9771.66           9234.21           14930.1           13056
4/30/95         9969.74           9421.41           15413             13116
5/31/95         10209.2           9647.69           15734.1           13184.5
6/30/95         10358.3           9788.6            15888.1           13251
7/31/95         10832.8           10237             16722             13311.8
8/31/95         10636.9           10051.9           16081.1           13370.7
9/30/95         10673.9           10086.9           16572.6           13446.4
10/31/95        10658.7           10072.5           16500.2           13503.1
11/30/95        10651.1           10065.3           16623.2           13561.5
12/31/95        10999.8           10394.8           17155.8         13639.5
1/31/96         11438.1           10809             17273.6         13693.3
2/29/96         11624.3           10985             17594.2         13749.1
3/31/96         12018.7           11357.7           17810.7         13820.9
4/30/96         12380.3           11699.4           17945.6         13879.7
5/31/96         12566.5           11875.4           18090.3         13940.8
6/30/96         12621.3           11927.1           18295.6         14000.3
7/31/96         12073.5           11409.5           18072.8         14052.5
8/31/96         12302.1           11625.5           18615.5         14123.3
9/30/96         12401.8           11719.7           19013.4         14185.9
10/31/96        12479.3           11792.9           19461.2         14236.9
11/30/96        13032.9           12316.1           20453.6         14306.5
12/31/96        13344.3           12610.3           20856.1         14372.5
1/31/97         13839.8           13078.6           20918.7         14437.7
2/28/97         14098.8           13323.3           21201.1         14496.8
3/31/97         14369             13578.7           21892.2         14562.3
4/30/97         14459.1           13663.9           21789.6         14626.3

5/31/97         14616.8           13812.9           22726.4         14697.6
6/30/97         15675.3           14813.2           23869.8         14764.8
7/31/97         16733.8           15813.5           24994.3         14820.8
8/31/97         15533.4           14679             23572.3         14899.1
9/30/97         16950.7           16018.4           25864.5         14971.2
10/31/97        16150.6           15262.3           24599.1         15041.9
11/30/97        16207.7           15316.3           24983.5         15106.1
12/31/97        17021             16084.9           25902.9         15185.1
1/31/98         17549.1           16583.9           26987.5         15259.9
2/28/98         18903.2           17863.6           29104.3         15325.4
3/31/98         20419.8           19296.7           31184.2         15399.9
4/30/98         20176.1           19066.4           31796.6         15470.3
5/31/98         20338.6           19220             32448.5         15539
6/30/98         20338.6           19220             32811.5         15614.6
7/31/98         21408.3           20230.9           33467.3         15688.2
8/31/98         18223             17220.7           29265.4         15761.9
9/30/98         16790.5           15867             28103.3         15833.2
10/31/98        17534.3           16569.9           30361           15903.9
11/30/98        18154.1           17155.7           31984.3         15971.7
12/31/98        18842.7           17806.3           33390.8         16046.2
1/31/99         18962             17919.1           33183.6         16113.8
2/28/99         17962.5           16974.5           32349.4         16173.7
3/31/99         17619.3           16650.3           32710.6         16240.1
4/30/99         17858             16875.9           33693.3         16304.7
5/31/99         16992.7           16058.1           32083.1         16371
6/30/99         17216.5           16269.6           32632.7         16435.7
7/31/99         17440.3           16481.1           32944.1         16508
8/31/99         17626.9           16657.4           33287.1         16580.3
9/30/99         17115.3           16174             33038.9         16652.6
10/31/99        17828.5           16847.9           34262.9         16728.1
11/30/99        18820.6           17785.5           35195           16801.1
12/31/99        21897.2           20692.9           38810.1         16892.5
1/31/00         21428.5           20249.9           36053.6         16974.5
2/29/00         24693             23334.9           37941.6         17053.2
3/31/00         25797.9           24379             38866.2         17138.3
4/30/00         23989.9           22670.4           37158.5         17224.6
5/31/00         23537.8           22243.3           36863.1         17315.9
6/30/00         24006.6           22686.2           37663.3         17408.7
7/31/00         23965.9           22647.8           37070           17506.2
8/31/00         23814.5           22504.7           36642           17603.7
9/30/00         22703.7           21455             34934.5         17698.2
10/31/00        22232.4           21009.6           34677.5         17796.8
11/30/00        21424.6           20246.2           33342.9         17892.3
12/31/00        22906.9           21647             35649.9         17991.6
1/31/01         22662.4           21416             35668.3         18090.5
2/28/01         21157.9           19994.2           32539           18166.9
3/31/01         19521.7           18448             30122.2         18248
4/30/01         20687.7           19549.9           32289.8         18322.6
5/31/01         19803.8           18714.6           30751.6         18390.5
6/30/01         19427.6           18359.1           29603.3         18451.1
7/31/01         19446.4           18376.9           29680.3         18510.5
8/31/01         19293.2           18232.1           28915.1         18568.1
9/30/01         17201.8           16255.7           26029.9         18624.2
10/31/01        17446.8           16487.2           26855.5         18664.4
11/30/01        17729.4           16754.3           27934           18698.1
12/31/01        18030.8           17039.1           28649.7         18730.5
1/31/02         17314.9           16362.6           27155.5         18759.4
2/28/02         17427.9           16469.4           27151           18785
3/31/02         18087.4           17092.6           28631.1         18812.9
4/30/02         18370             17359.6           28436.3         18840
5/31/02         18539.5           17519.9           28383.8         18868
6/30/02         18087.4           17092.6           27410.1         18895.1

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.


----------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Morgan Stanley Capital International.

The MSCIEurope Index is a market value weighted, unmanaged index of the weighted share prices of companies listed on the stock exchanges of Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 15 countries. The percentage change in the value of the index includes dividends reinvested.


AVERAGE ANNUAL TOTAL RETURN - CLASS A

         [The table below represents a bar chart in the printed report.]

                                                   GAM Europe
                                               (after maximum            MSCI
                         GAM Europe       sales load of 5.5%)    Europe Index
--------------------------------------------------------------------------------
1 Year                      -6.8988                  -12.0194         -7.4086
5 Years                      2.9039                    1.7462          2.8046
10 Years                     7.9019                    7.2932          8.8895
Since Inception              4.8581                    4.3843          8.4059

ANNUAL PERFORMANCE - CLASS A [bar chart omitted]

                                                   GAM EUROPE
                                GAM                   CLASS A            MSCI
                             EUROPE            (AFTER MAXIMUM          EUROPE
                            CLASS A       SALES LOAD OF 5.5%)           INDEX
YEAR                              %                         %               %
--------------------------------------------------------------------------------
1998                          10.70                      4.61           28.91
1999                          16.21                      9.82           16.23
2000                           4.61                     (1.14)          (8.14)
2001                         (21.29)                   (25.62)         (19.64)
2002*                          0.31                     (5.20)          (4.33)

*6 months

                                       23
                                      ====
                    GAM EUROPE FUND / REPORT TO SHAREHOLDERS                 GAM

THE FACTS - CLASS B SHARES

                                                     GAM
                                                   Europe                Average
                                     GAM          Class B         MSCI   1 Month
                                  Europe   (with deferred       Europe   Deposit
                                 Class B    sales charge)        Index      Rate
30th June, 2002                 US$ 9.37                     1,021.60
--------------------------------------------------------------------------------
                                       %                %            %         %
--------------------------------------------------------------------------------
Quarter to June, 2002              (0.32)           (5.30)       (4.26)     0.44
--------------------------------------------------------------------------------
Jan - June, 2002                   (0.32)           (5.30)       (4.33)     0.88
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
1 year to June, 2002               (7.79)          (12.39)       (7.41)     2.41
--------------------------------------------------------------------------------
2 years to June, 2002             (14.02)          (15.56)      (14.69)     4.18
--------------------------------------------------------------------------------
3 years to June, 2002               0.73            (0.08)       (5.65)     4.76
--------------------------------------------------------------------------------
Since inception*                   (4.36)           (4.70)       (4.63)     4.90
--------------------------------------------------------------------------------

THE FACTS - CLASS C SHARES

                                                      GAM
                                                   Europe
                                                  Class C
                                            (with a sales                Average
                                     GAM     load of 1.0%         MSCI   1 Month
                                  Europe     and deferred       Europe   Deposit
                                 Class C    sales charge)        Index      Rate
30th June, 2002                 US$ 8.90         US$ 8.99    1,021.60
--------------------------------------------------------------------------------
                                       %                %            %         %
--------------------------------------------------------------------------------
Quarter to June, 2002              (0.67)           (2.65)       (4.26)     0.44
--------------------------------------------------------------------------------
Jan - June, 2002                   (1.11)           (3.08)       (4.33)     0.88
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
1 year to June, 2002               (9.10)          (10.91)       (7.41)     2.41
--------------------------------------------------------------------------------
2 years to June, 2002             (14.93)          (15.36)      (14.69)     4.18
--------------------------------------------------------------------------------
3 years to June, 2002              (0.17)           (0.50)       (5.65)     4.76
--------------------------------------------------------------------------------
Since inception*                   (5.04)           (5.27)       (4.16)     4.91
--------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B shares and 20th May, 1998 for Class C shares.

THE COMMENT

     The Fund's Class ANAV rose by 0.3% during the first half of the year. This compares with a fall of 4.3% in the benchmark index.

     The Fund's outperformance continued during this period and was the result of our long-standing strategy of avoiding many of the former stockmarket darlings in "TMT", coupled with stock selection in Europe's mid-cap segment.

     Equity markets on both sides of the Atlantic are finally succumbing to the realisation that a "v-shaped" recovery is a hopeful notion. Ever since the liquidity induced rally of late 2001, we have cautioned that investors' expectations are too high. The past year has been notable for the weight of commentary which has been so eager to call the bottom. Much of this misguided advice has made the mistake of believing that bear markets can end with valuations significantly above historic norms. It has been clear for some time that the former standard bearers of the great 1990s bull market are unlikely to meet the earnings expectations implied by their share prices. This is what led us to avoid many of the more fashionable areas of the market, thus protecting the fund from some of the more savage de-ratings of recent months. Specific stocks applicable are SAP and the semiconductor stocks such as ASML and STMicroelectronics.

     Recently, safe havens in the old economy have become more difficult to find, perhaps signalling that our belief in the likelihood of a double-dip recession is no longer eccentric.

     A key recent decision has been the reduction in the fund's exposure to the banking industry. We have been long-term fans of this sector in Europe due to its relatively low valuation and attractive earnings profile. Having recently represented some 22% of the fund's assets, the sector has now been reduced to 15% of NAV. The sell decision reflects our growing concerns over credit quality as well as the fact that momentum investors seem to have been attracted to the sector during the second quarter. Confirmation of a "roll-over" in sector performance would lead us to make a further reduction.

     For the first time in some years, the fund's NAV has benefited this quarter from weakness in the base currency versus the euro, a change we had been expecting for some time.

     In the very short term there is scope for markets to stage a technical rebound from what appear to be deeply oversold levels. Whilst such a rise can be very sharp, it is likely to be yet another bear market rally. Previous such rallies have sucked in momentum players as well as the occasional chartist, not to mention the vested interests in the asset management and brokerage industries. Indeed, recent weeks have seen a clamour of the ever-bullish "strategists" from the sell side of our industry because they have fallen from dizzy heights. Yet for equities to be attractive at current levels, corporate earnings prospects would need to be a good sight better than they are. We will therefore retain the fund's defensive positioning, a strategy which has served it well over the past three years.

                                       24
                                      ====
                    GAM EUROPE FUND / REPORT TO SHAREHOLDERS

STATEMENT OF INVESTMENTS AS AT 30TH JUNE, 2002 (UNAUDITED)

                                                                         VALUE
      HOLDINGS     DESCRIPTION                                            US$
--------------------------------------------------------------------------------
EQUITIES - 92.9%
                   BELGIUM - 3.6%
        23,835     UCB                                                   872,764
                                                                      ----------
                                                                         872,764
                                                                      ----------
                   DENMARK - 1.5%
       19,700      Den Danske Bank                                       362,094
                                                                      ----------
                                                                         362,094
                                                                      ----------
                   FRANCE - 17.0%
          984      Air Liquide                                           151,107
            3      Air Liquide Right                                          58
        3,735      AGF                                                   171,259
       *6,870      Autoroutes du Sud de la France                        186,214
        4,865      AXA- UAP                                               88,807
          895      Bacou Dalloz                                           97,037
       *4,170      BNP Paribas                                           230,169
        3,430      Bouygues                                               95,642
        2,290      Casino Guichard Perrachon Et Cie                      193,550
        5,185      Credit Agricole                                       114,988
        4,200      Credit Lyonnais                                       179,664
        1,111      Danone                                                152,432
       *6,345      Fimalac                                               290,809
        2,465      Imerys                                                314,637
          875      Lafarge SA                                             87,107
        2,895      Sanofi-Synthelabo                                     175,773
        1,910      Societe Generale                                      125,569
        9,250      Suez                                                  246,166
       *4,600      Thomson Multimedia                                    108,589
        3,600      Total Fina Elf                                        583,347
        4,100      Vinci                                                 277,426
        3,965      Vivendi Environment                                   122,128
        4,055      Vivendi Universal                                      87,450
        2,570      Wendel Investissement                                  63,328
                                                                      ----------
                                                                       4,143,256
                                                                      ----------
                   GERMANY - 11.0%
        1,025      Allianz                                               204,887
       10,100      Altanta                                               507,708
          445      Aventis                                                31,471
        3,625      Aventis (Deferred)                                    253,968
        2,700      BASF                                                  124,946
        3,610      Bayer                                                 114,218
        3,723      Bayerische Hypo-Vereinsbank                           120,729
        7,270      Bayerische Motoren Werke                              299,167
        4,925      BERU                                                  264,561
        2,375      Deutsche Bank                                         164,684
        3,920      E.ON                                                  227,961
          800      Munchener Ruckversicherung                            188,851
        3,060      RWE                                                   120,493
       *4,450      Techem                                                 57,020
                                                                      ----------
                                                                       2,680,664
                                                                      ----------
                   GREECE - 0.4%
        7,060      Hellenic Telecom                                      111,339
                                                                      ----------
                                                                         111,339
                                                                      ----------
                   ITALY - 6.3%
        6,450      Assicurazioni Generali                                152,579
       18,650      ENI                                                   295,956
        8,925      Fiat                                                  111,809
       19,907      IFIL Finanz Parte AZ                                   94,182
       60,644      IntesaBCI                                             184,701
        6,400      Permasteelisa                                         122,694
       24,790      Telecom Italia                                        193,764
       48,735      TIM                                                   199,348
       43,320      Unicredito Italiano                                   195,558
                                                                      ----------
                                                                       1,550,591
                                                                      ----------

                                                                         VALUE
      HOLDINGS     DESCRIPTION                                            US$
--------------------------------------------------------------------------------
                   NETHERLANDS - 14.5%
        8,045      ABN AMRO Holdings                                     145,825
       12,500      Fortis                                                265,879
      *43,648      Getronics                                              83,032
       14,750      Grolsch                                               332,201
       14,145      Heijmans Group                                        326,940
        6,355      IHC Caland                                            379,273
        7,750      ING Groep                                             198,608
        6,515      Koninklijke Ahold                                     136,778
      *15,600      KPN                                                    72,883
       17,550      Royal Dutch Petroleum                                 975,616
       15,900      Telegraaf Holdings                                    296,511
        4,965      Unilever                                              324,456
                                                                      ----------
                                                                       3,538,002
                                                                      ----------
                   NORWAY - 1.1%
       14,235      Orkla                                                 274,390
                                                                      ----------
                                                                         274,390
                                                                      ----------
                   PORTUGAL - 0.3%
      *12,510      Portugal Telecom                                       88,163
                                                                      ----------
                                                                          88,163
                                                                      ----------
                   SPAIN - 3.1%
       16,448      Banco Bilbao Vizcaya Argentaria                       185,627
       24,080      Banco Santander                                       190,825
      *21,550      Telefonica                                            180,546
      *10,720      Union Fenosa                                          196,531
                                                                      ----------
                                                                         753,529
                                                                      ----------
                   SWEDEN - 0.3%
       *8,750      Nobia                                                  66,009
                                                                      ----------
                                                                          66,009
                                                                      ----------
                   SWITZERLAND - 9.4%
         *585      Geberit (Registered)                                  164,722
       *1,070      Leica Geosystems (Registered)                         109,755
        2,085      Nestle (Registered)                                   485,046
       12,670      Novartis (Registered)                                 555,948
        4,927      Roche Holding Genussscheine                           371,606
          625      Schaffner Holding (Registered)                        113,553
        1,550      Swiss Reinsurance (Registered)                        151,197
          424      Swisscom (Registered)                                 123,084
       *2,820      UBS (Registered)                                      141,510
         *326      Zurich Financial Services                              65,676
                                                                      ----------
                                                                       2,282,097
                                                                      ----------
                   UNITED KINGDOM - 24.4%
       20,100      Alliance & Leicester                                  253,761
        5,720      Anglo American                                         95,152
        8,950      AstraZeneca Group                                     370,639
       35,880      Barclays                                              301,988
      119,000      BP                                                    999,763
      *12,850      British Sky Broadcasting Group                        123,240
      *74,250      BT Group                                              285,296
        9,370      CGNU                                                   75,363
      177,605      Coats                                                 150,296
       38,000      Daily Mail & General Trust A                          363,287
       29,000      GlaxoSmithKline                                       627,008
       19,200      HBOS                                                  207,854
       31,195      HSBC Holdings                                         358,875
      *14,230      Intertek Testing Services                              93,515
       34,300      Rank Group                                            139,900
       13,800      Rio Tinto                                             253,130
       12,480      Royal Bank of Scotland                                353,937
       38,500      Sig                                                   171,706
     *175,000      Somerfield                                            314,861
      118,000      UK Coal                                               176,322
       14,536      United Utilities                                      135,421
       *7,250      Xstrata                                                93,907
                                                                      ----------
                                                                       5,945,221
                                                                      ----------
TOTAL EQUITIES (COST $23,065,163)                                     22,668,119
                                                                      ----------

                                       25
                                      ====
                   GAM EUROPE FUND / STATEMENT OF INVESTMENTS                GAM

                                                                         VALUE
      HOLDINGS     DESCRIPTION                                            US$
--------------------------------------------------------------------------------
PREFERRED SHARES - 3.3%
                   GERMANY - 3.3%
        1,535      Porsche Non-Vtg Pfd                                   726,227
        1,750      Rhoen-Klinikum Non-Voting                              74,084
                                                                      ----------
TOTAL PREFERRED SHARES (COST $715,496)                                   800,311
                                                                      ----------
TIME DEPOSIT - 3.4%
                   CAYMAN - 3.4%
     $839,880      Brown Brothers Harriman Trust (Cayman)
                      1.28%, 2002-07-01                                  839,880
                                                                      ----------
TOTAL TIME DEPOSIT (COST $839,880)                                       839,880
                                                                      ----------
TOTAL INVESTMENTS (COST $24,620,539) - 99.6%                          24,308,310
OTHER ASSETS LESS LIABILITIES - 0.4%                                      89,413
                                                                      ----------
TOTAL NET ASSETS - 100.0%                                             24,397,723
                                                                      ==========


* Non-income producing security.

See notes to financial statements.


GEOGRAPHIC ANALYSIS AS AT
30TH JUNE, 2002

        [The table below represents a pie chart in the printed report.]

         UNITED KINGDOM                                          24.4%
         FRANCE                                                  17.0%
         NETHERLANDS                                             14.5%
         GERMANY                                                 14.3%
         SWITZERLAND                                              9.4%
         ITALY                                                    6.3%
         BELGIUM                                                  3.6%
         CAYMAN                                                   3.4%
         SPAIN                                                    3.1%
         OTHER                                                    3.6%
         OTHER ASSETS LESS LIABILITIES                            0.4%


INVESTMENT ANALYSIS AS AT
30TH JUNE, 2002

        [The table below represents a pie chart in the printed report.]

         BANKS                                                   15.7%
         PHARMACEUTICALS & BIOTECHNOLOGY                         15.4%
         ENERGY                                                  11.7%
         MATERIALS                                                6.5%
         FOOD, BEVERAGE & TOBACCO                                 6.4%
         CAPITAL GOODS                                            5.8%
         AUTOMOBILES & COMPONENTS                                 5.8%
         TELECOMMUNICATION SERVICES                               5.5%
         INSURANCE                                                4.5%
         UTILITIES                                                4.3%
         DIVERSIFIED FINANCIALS                                   3.7%
         MEDIA                                                    3.6%
         OTHER ASSETS LESS LIABILITIES AND TIME DEPOSIT           3.8%
         FOOD & DRUG RETAILING                                    2.6%
         CONSUMER DURABLES & APPAREL                              1.7%
         OTHER                                                    3.0%

                                       26
                                      ====
                   GAM EUROPE FUND / STATEMENT OF INVESTMENTS

____________________________ GAM AMERICAN FOCUS FUND ___________________________


FUND MANAGEMENT
--------------------------------------------------------------------------------

[PHOTO OMITTED]

JAMES A. ABATE, INVESTMENT DIRECTOR. PRIOR TO JOINING GLOBAL ASSET MANAGEMENT, MR. ABATE SERVED AS MANAGING DIRECTOR AND PORTFOLIO MANAGER WITH RESPONSIBILITY FOR CREDIT SUISSE ASSET MANAGEMENT'S U.S. SELECT EQUITY PORTFOLIOS AS WELL AS THE FIRM'S NEW YORK BASED GLOBAL SECTOR FUNDS. ASIDE FROM HIS INSTITUTIONAL RESPONSIBILITIES, MR. ABATE WAS THE PORTFOLIO MANAGER OF THE CREDIT SUISSE TRANSATLANTIC FUND, A U.K. DISTRIBUTED FUND THAT ATTAINED STANDARD & POOR'S RESEARCH AAA AND MICROPAL FIVE STAR RATINGS, THE CREDIT SUISSE EQUITY FUND USA, AN OFFSHORE-BASED FUND, AND THE WARBURG PINCUS FOCUS FUND, DISTRIBUTED IN THE U.S. MR. ABATE JOINED CREDIT SUISSE ASSET MANAGEMENT AND WAS RESPONSIBLE FOR THE LAUNCH OF THE SELECT EQUITY PRODUCT IN 1995. PRIOR TO CREDIT SUISSE, HE WAS A CO-FOUNDER AND MANAGING DIRECTOR OF VERT INDEPENDENT CAPITAL RESEARCH, A WALL STREET EQUITY RESEARCH BOUTIQUE. PREVIOUSLY, HE WAS A MANAGER IN PRICE WATERHOUSE'S VALUATION/CORPORATE FINANCE GROUP. MR. ABATE'S WRITINGS HAVE APPEARED IN THE WALL STREET JOURNAL, MERGERS & ACQUISITIONS, INVESTMENT WEEK, INVESTMENT ADVISER AND OTHER VARIOUS PUBLICATIONS, AND HE IS A CONTRIBUTING AUTHOR TO Applied Equity Valuation AND Focus on Value. HE HAS ALSO BEEN A FREQUENT SPEAKER TO PROFESSIONAL SOCIETIES ON VALUATION AND SECURITY ANALYSIS TOPICS. MR. ABATE HOLDS A B.S. IN ACCOUNTING FROM FAIRLEIGH DICKINSON UNIVERSITY AND AN M.B.A IN FINANCE FROM ST. JOHN'S UNIVERSITY. HE IS A CHARTERED FINANCIAL ANALYST AND A CERTIFIED PUBLIC ACCOUNTANT, AND SERVED AS A COMMISSIONED OFFICER IN THE U.S. ARMY. MR. ABATE TOOK OVER PRIMARY RESPONSIBILITY FOR FUND MANAGEMENT FROM FAYEZ SAROFIM & CO. DURING THE FIRST QUARTER OF 2001.


     The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in the United States and Canada. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FACTS - CLASS A SHARES

                                                      GAM
                                           American Focus
                                           Class A (after                Average
                                     GAM          maximum         S&P    1 Month
                          American Focus       sales load        Comp    Deposit
                                 Class A         of 5.5%)       Index       Rate
30th June, 2002                US$ 13.15        US$ 13.92      989.81
--------------------------------------------------------------------------------
                                       %                %            %         %
--------------------------------------------------------------------------------
Quarter to June, 2002             (13.94)          (18.67)      (13.41)     0.44
--------------------------------------------------------------------------------
Jan - June, 2002                  (12.39)          (17.21)      (13.17)     0.88
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
1 year to June, 2002              (13.87)          (18.61)      (18.02)     2.41
--------------------------------------------------------------------------------
5 years to June, 2002               4.11             2.93         3.68      5.06
--------------------------------------------------------------------------------
10 years to June, 2002              9.94             9.32        11.44      4.86
--------------------------------------------------------------------------------
Since inception                    10.11             9.61        11.06      5.23
--------------------------------------------------------------------------------

     Performance is calculated on a total return basis. Class A inception was on 1st January, 1990, Class B on 26th May, 1998 and Class C on 7th July, 1998. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                       27
                                      ====
                    GAM AMERICAN FOCUS FUND / FUND MANAGEMENT                GAM

        [The table below represents a line chart in the printed report.]

                             GAM American Focus
                                  Class A
                               (after maximum                         Average
          GAM American Focus     sales load    Standard & Poor's      1 Month
Date           Class A            of 5.5%)      Composite Index    Deposit Rate
--------------------------------------------------------------------------------
1/1/90          10000             10000             10000             10000
1/31/90         10023             9471.74           9337.49           10057.7
2/28/90         10053             9500.08           9443.65           10121.2
3/31/90         9997              9447.17           9701.43           10203.5
4/30/90         9966              9417.87           9467.22           10266.5
5/31/90         9773              9235.49           10370.1           10333.2
6/30/90         10013             9462.28           10308.6           10417.8
7/31/90         9988              9438.66           10284.4           10480.9
8/31/90         9956              9408.42           9342.34           10560.7
9/30/90         9797              9258.17           8887.63           10629.5
10/31/90        9778              9240.21           8859.37           10691.1
11/30/90        10246             9682.47           9422.08           10772
12/31/90        10214             9652.23           9685.71           10849.2
1/31/91         10589             10006.6           10120.9           10906.3
2/28/91         11207             10590.6           10831.7           10976.9
3/31/91         11541             10906.2           11101.3           11041
4/30/91         11519             10885.5           11135.3           11091.1
5/31/91         11864             11211.5           11597.7           11154.4
6/30/91         11462             10831.6           11068.6           11207.8
7/31/91         11959             11301.3           11598.8           11264.1
8/31/91         12292             11615.9           11857.6           11318
9/30/91         11997             11337.2           11659.9           11372
10/31/91        12152             11483.6           11831.6           11413.7
11/30/91        11951             11293.7           11341.1           11469.1
12/31/91        13349             12614.8           12641.7           11519.9
1/31/92         12983.1           12269.1           12421.8           11561.7
2/29/92         13129.6           12407.4           12568.6           11598
3/31/92         12868.8           12161             12324.4           11639.8
4/30/92         13124.4           12402.6           12699.2           11671.4
5/31/92         13271             12541.1           12743             11714.7
6/30/92         12910.9           12200.8           12553.9           11754.4
7/31/92         13459.8           12719.5           13082.9           11792.5
8/31/92         13273             12543             12799.5           11826.3
9/30/92         13234.9           12507             12948.9           11858.4
10/31/92        13260             12530.7           13010             11888.5
11/30/92        13694.3           12941.1           13435.9           11919.9
12/31/92        13672.3           12920.3           13606.6           11960.3
1/31/93         13347.4           12613.3           13734.3           11990.9
2/28/93         13217.7           12490.7           13907.9           12019.4
3/31/93         13298.2           12566.8           14203.1           12052.7
4/30/93         12859.9           12152.6           13874.8           12083
5/31/93         13073.3           12354.3           14222.1           12110.9
6/30/93         12968.7           12255.4           14266.8           12144.9
7/31/93         12580.6           11888.6           14224.5           12175.5
8/31/93         12961.4           12248.5           14748.7           12204.1
9/30/93         12722.8           12023.1           14635.2           12238.9
10/31/93        13235.5           12507.5           14951.7           12268.7
11/30/93        13271             12541.1           14792.7           12300.6
12/31/93        13387.2           12650.9           14978.3           12337.2
1/31/94         13623.3           12874             15498.7           12367.5
2/28/94         13159.5           12435.7           15064.2           12396.2
3/31/94         12534.7           11845.3           14410             12435.5
4/30/94         12707.5           12008.6           14610.3           12470.6
5/31/94         12874.4           12166.3           14827.6           12506.9
6/30/94         12584.9           11892.7           14465             12555
7/31/94         13075.3           12356.1           14954.9           12602.2
8/31/94         13571.6           12825.2           15555.7           12646.1
9/30/94         13491.8           12749.8           15172.5           12698.3
10/31/94        13940.9           13174.1           15524.6           12745.9
11/30/94        13593.8           12846.1           14947.3           12794.2
12/31/94        13784.3           13026.2           15168.3           12866.7
1/31/95         13947.1           13180.1           15574.4           12922.7
2/28/95         14435.7           13641.7           16171.2           12981.4
3/31/95         14750.8           13939.5           16653.7           13056
4/30/95         15091.6           14261.5           17154.5           13116
5/31/95         15657             14795.9           17818.5           13184.5
6/30/95         15779.1           14911.3           18237.2           13251
7/31/95         16103.3           15217.6           18854.5           13311.8
8/31/95         15976.6           15097.9           18890.1           13370.7
9/30/95         16888.9           15960             19686.2           13446.4
10/31/95        16911.5           15981.4           19628             13503.1
11/30/95        17722.7           16747.9           20474.9           13561.5
12/31/95        18042.9           17050.6           20870.9           13639.5
1/31/96         18814.3           17779.5           21595.8           13693.3
2/29/96         18995.7           17951             21784.5           13749.1
3/31/96         19056.2           18008.1           21996.4           13820.9
4/30/96         19086.5           18036.7           22333.9           13879.7
5/31/96         19751.9           18665.6           22889.1           13940.8
6/30/96         20099.8           18994.3           22979.7           14000.3
7/31/96         19464.6           18394             21972.5           14052.5
8/31/96         19721.7           18637             22428.2           14123.3
9/30/96         20780.4           19637.5           23685.3           14185.9
10/31/96        21340             20166.3           24349.7           14236.9
11/30/96        22807             21552.6           26179.2           14306.5
12/31/96        22390.3           21158.8           25660             14372.5
1/31/97         24074.5           22750.4           27280.5           14437.7
2/28/97         24305.7           22968.9           27482.2           14496.8
3/31/97         23133.3           21861             26351.7           14562.3
4/30/97         24768             23405.8           27937.7           14626.3

5/31/97         26089             24654.1           29620.7           14697.6
6/30/97         27228.3           25730.7           30952.2           14764.8
7/31/97         29011.6           27415.9           33419.7           14820.8
8/31/97         27128.4           25636.3           31541.6           14899.1
9/30/97         28338.1           26779.5           33264.7           14971.2
10/31/97        27443.2           25933.9           32163.4           15041.9
11/30/97        28603.3           27030.1           33640.2           15106.1
12/31/97        28976.4           27382.7           34218.3           15185.1
1/31/98         29595.4           27967.6           34613             15259.9
2/28/98         31686.6           29943.9           37107.2           15325.4
3/31/98         33175.6           31350.9           39009.4           15399.9
4/30/98         33610.6           31762             39411             15470.3
5/31/98         33560.4           31714.6           38714.2           15539
6/30/98         35333.8           33390.4           40290.3           15614.6
7/31/98         34982.4           33058.4           39871             15688.2
8/31/98         30258.1           28593.9           34098.6           15761.9
9/30/98         31765             30017.9           36274.6           15833.2
10/31/98        34042.5           32170.2           39285             15903.9
11/30/98        35874.8           33901.7           41656.2           15971.7
12/31/98        37506             35443.1           44058.1           16046.2
1/31/99         38379.8           36268.9           45912.9           16113.8
2/28/99         37506             35443.1           44476             16173.7
3/31/99         38536.6           36417.1           46254.5           16240.1
4/30/99         39612             37433.4           48061.2           16304.7
5/31/99         38133.3           36036             46908.1           16371
6/30/99         39925.7           37729.8           49514.3           16435.7
7/31/99         38581.4           36459.4           47976.3           16508
8/31/99         38895.1           36755.9           47726.6           16580.3
9/30/99         37035.5           34998.5           46413.2           16652.6
10/31/99        40082.5           37878             49367             16728.1
11/30/99        40104.9           37899.2           50359.9           16801.1
12/31/99        41001.2           38746.1           53327.9           16892.5
1/31/00         39836.1           37645.1           50661.2           16974.5
2/29/00         37416.3           35358.5           49691.2           17053.2
3/31/00         40866.7           38619.1           54554.2           17138.3
4/30/00         40732.3           38492             52920             17224.6
5/31/00         41180.4           38915.5           51813.8           17315.9
6/30/00         42323             39995.3           53104.8           17408.7
7/31/00         41561.9           39276             52283.5           17506.2
8/31/00         43058.6           40690.4           55510.7           17603.7
9/30/00         41262.6           38993.1           52588.1           17698.2
10/31/00        42920.5           40559.8           52378.6           17796.8
11/30/00        40663.9           38427.4           48231.8           17892.3
12/31/00        40404.1           38181.9           48474             17991.6
1/31/01         40834.2           38588.3           50204.8           18090.5
2/28/01         38683.7           36556.1           45613.1           18166.9
3/31/01         35217.6           33280.6           42732.2           18248
4/30/01         39265.6           37106             46063.7           18322.6
5/31/01         39771.6           37584.2           46349             18390.5
6/30/01         38658.4           36532.2           45236             18451.1
7/31/01         38228.3           36125.7           44795.8           18510.5
8/31/01         36410.2           34407.6           41973.5           18568.1
9/30/01         32283             30507.4           38586.2           18624.2
10/31/01        33118.6           31297             39335.1           18664.4
11/30/01        37017.8           34981.9           42342.1           18698.1
12/31/01        38005.3           35915             42709.6           18730.5
1/31/02         37448.3           35388.6           42095.8           18759.4
2/28/02         37524.2           35460.4           41266.9           18785
3/31/02         38689             36561.1           42830.3           18812.9
4/30/02         37093.8           35053.6           40248.1           18840
5/31/02         37625.5           35556.1           39934.1           18868
6/30/02         33295.8           31464.5           37085.1           18895.1

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.


----------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Datastream.

The Standard and Poor's Composite Index is an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. The percentage change in the value of the index includes dividends reinvested.


AVERAGE ANNUAL TOTAL RETURN - CLASS A

        [The table below represents a bar chart in the printed report.]

                                           GAM American Focus       Standard &
                                         (after maximum sales           Poor's
                 GAM American Focus             load of 5.5%)  Composite Index
--------------------------------------------------------------------------------
1 Year                     -13.8718                  -18.6088         -18.0185
5 Years                      4.1055                    2.9343           3.6816
10 Years                     9.9368                    9.3167          11.4402
Since Inception             10.1071                    9.6096          11.0611

ANNUAL PERFORMANCE - CLASS A [bar chart omitted]

                                                          GAM
                                               AMERICAN FOCUS      STANDARD &
                                GAM                   CLASS A          POOR'S
                     AMERICAN FOCUS            (AFTER MAXIMUM       COMPOSITE
                            CLASS A       SALES LOAD OF 5.5%)           INDEX
YEAR                              %                         %               %
--------------------------------------------------------------------------------
1998                          29.44                     22.32           28.76
1999                           9.32                      3.31           21.04
2000                          (1.46)                    (6.88)          (9.10)
2001                          (5.94)                   (11.11)         (11.89)
2002*                        (12.39)                   (17.21)         (13.17)

*6 months

                                       28
                                      ====
                GAM AMERICAN FOCUS FUND / REPORT TO SHAREHOLDERS

THE FACTS - CLASS B SHARES

         [The table below represents a bar chart in the printed report.]

                                                      GAM
                                           American Focus                Average
                                     GAM          Class B          S&P   1 Month
                          American Focus   (with deferred         Comp   Deposit
                                 Class B    sales charge)        Index      Rate
30th June, 2002                US$ 12.76                        989.81
--------------------------------------------------------------------------------
                                       %                %            %         %
--------------------------------------------------------------------------------
Quarter to June, 2002             (14.19)          (18.48)      (13.41)     0.44
--------------------------------------------------------------------------------
Jan - June, 2002                  (12.90)          (17.26)      (13.17)     0.88
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
1 year to June, 2002              (14.69)          (18.96)      (18.02)     2.41
--------------------------------------------------------------------------------
2 years to June, 2002             (12.13)          (13.70)      (16.43)     4.18
--------------------------------------------------------------------------------
3 years to June, 2002              (6.71)           (7.54)       (9.19)     4.76
--------------------------------------------------------------------------------
Since inception*                   (1.52)           (1.85)       (1.11)     4.90
--------------------------------------------------------------------------------

THE FACTS - CLASS C SHARES

                                                      GAM
                                           American Focus
                                                  Class C
                                            (with a sales                Average
                                     GAM     load of 1.0%         S&P    1 Month
                          American Focus     and deferred        Comp    Deposit
                                 Class C    sales charge)       Index       Rate
30th June, 2002                US$ 12.49        US$ 12.62      989.81
--------------------------------------------------------------------------------
                                       %                %            %         %
--------------------------------------------------------------------------------
Quarter to June, 2002             (14.10)          (15.81)      (13.41)     0.44
--------------------------------------------------------------------------------
Jan - June, 2002                  (12.90)          (14.63)      (13.17)     0.88
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
1 year to June, 2002              (14.79)          (16.48)      (18.02)     2.41
--------------------------------------------------------------------------------
2 years to June, 2002             (12.24)          (12.68)      (16.43)     4.18
--------------------------------------------------------------------------------
3 years to June, 2002              (6.79)           (7.11)       (9.19)     4.76
--------------------------------------------------------------------------------
Since inception*                   (3.70)           (3.94)       (2.51)     4.88
--------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B shares and 7th July, 1998 for Class C shares.

THE COMMENT

     For the six months ended 30th June, 2002, we achieved positive relative outperformance to the S&P 500 in a difficult market period. Relative performance was impacted through our stock selection in consumer staples and capital goods as well as our general avoidance of stocks in the health care sector. Performance was tempered somewhat by underweighting of stocks in the energy and financial sectors.

     After a period of low volatility during the first nearly five months of the year, US stock market action turned sharply negative since late May and has been especially disappointing in light of the positive stream of economic news. Figures on productivity, construction spending and manufacturing confirm that the US economy has retraced much of the lost strength following the declines stemming  from the  events  of 11  September.  It seems  that the  stock  market
weakness  and  decline  in  the  US  dollar   originate  mostly  from  worrisome
developments over recent accounting disclosures and other corporate improprieties. In fact, even economically-sensitive leadership pockets coming out of the September lows, such as basic materials and small-capitalization companies, have lost their upward trajectories, shaking investor confidence further and highlighting in the very short term, a "no place to hide", near capitulation sentiment.

     As a result of this loss in confidence, volatility has increased dramatically. In fact, there are clearer signs of investor capitulation emerging, such as increasing trading volumes and sentiment levels that rival other market lows during the post-WWII environment in the US and even post-1989 Japan. We now believe that we are in the midst of one of the final corrective actions in this painful bear market, one that further separates winners from losers in the competitive marketplace and, consequently, translates clearly into equity returns. We view recent weakness and uncertainty as an emerging opportunity to become more constructive on leading companies within some of the most beaten-down sectors (e.g., telecommunication, technology) that we have avoided over the past year or so but now anticipate market share gains accruing to the strongest survivors.

     One positive factor that is being ignored by investors is the remarkable depth and pre-emptive actions taken by the Federal Reserve, which has all but eliminated the normal contraction in consumer discretionary spending. However, the lack of contraction by consumers last year may, in fact, result in less growth for 2002 and so we have reduced our exposure to consumer discretionary stocks in particular. The Federal Reserve typically swings between an obsession for either fighting inflation or providing stimulus for faster economic growth. The problem for the Federal Reserve has been the lagged effects of monetary policy. It does not have that much influence over when the economy will recover. In good times, no one questioned Federal Reserve Chairman Alan Greenspan about whether the Fed had lost some of its power over the economy. Now widespread doubt, in times of perceived economic hardship akin to the early 1990's, have contributed to the overall sour mood of investors. However, the efficacy of the interest rate reductions should continue to positively impact economic recovery even further, but those gains will shift to business spending as savings emanating from corporate restructuring efforts put in place over the past two years and profit stability will show fruitfulness.

     Lingering valuation questions combined with investor anxiety is a major issue in the stock market. Valuation, which is always an absolute and relative concept, is perhaps the most difficult to gauge in terms of how equity prices will react to an economic recovery sparked by lower real interest rates. For the first time in quite a while, we now see valuations for large-capitalization stocks as broadly attractive in absolute terms and relative to other asset alternatives. Particularly, we see industry leaders further distinguished by their fundamental and positive risk attributes in a sluggish, steady climb back to economic stability.

     Lower real interest rates are in place to promote a resumption of economic growth in coming quarters, evidence of which has been established in most government and profit reports. Best-of-breed large-capitalization stocks seem poised to benefit during the near and intermediate term as interest rates, inflation, valuation and sentiment combine to present an outstanding moment for investors to assume equity risk.

                                       29
                                      ====
                GAM AMERICAN FOCUS FUND / REPORT TO SHAREHOLDERS             GAM

STATEMENT OF INVESTMENTS AS AT 30TH JUNE, 2002 (UNAUDITED)

                                                                         VALUE
      HOLDINGS     DESCRIPTION                                            US$
--------------------------------------------------------------------------------
EQUITIES - 98.6%
                   AUTOMOBILES & COMPONENTS - 2.3%
       74,400      Dana                                               1,378,632
                                                                     ----------
                                                                      1,378,632
                                                                     ----------
                   CAPITAL GOODS - 4.7%
       97,400      General Electric (USA)                             2,829,470
                                                                     ----------
                                                                      2,829,470
                                                                     ----------
                   DIVERSIFIED FINANCIALS - 5.5%
       34,900      Citigroup                                          1,352,375
       45,400      Morgan Stanley Dean Witter                         1,955,832
                                                                     ----------
                                                                      3,308,207
                                                                     ----------
                   FOOD & DRUG RETAILING - 3.0%
       58,100      Albertson's                                        1,769,726
                                                                     ----------
                                                                      1,769,726
                                                                     ----------
                   FOOD BEVERAGE & TOBACCO - 17.2%
       94,880      Archer-Daniels-Midland                             1,213,515
       49,100      Campbell Soup                                      1,358,106
       44,000      Coca-Cola                                          2,464,000
       47,700      HJ Heinz                                           1,960,470
       40,000      Kellogg                                            1,434,400
       89,000      Sara Lee                                           1,836,960
                                                                     ----------
                                                                     10,267,451
                                                                     ----------
                   HOTELS, RESTAURANTS & LEISURE - 3.4%
       71,600      McDonald's                                         2,037,020
                                                                     ----------
                                                                      2,037,020
                                                                     ----------
                   HOUSEHOLD & PERSONAL PRODUCTS - 4.2%
       27,900      Proctor & Gamble                                   2,491,470
                                                                     ----------
                                                                      2,491,470
                                                                     ----------
                   MATERIALS - 8.2%
       73,400      Allegheny Technologies                             1,159,720
       30,300      Du Pont de Nemours                                 1,345,320
      142,800      Louisiana-Pacific                                  1,512,252
       14,200      Nucor                                                923,568
                                                                     ----------
                                                                      4,940,860
                                                                     ----------
                   MEDIA - 2.8%
       89,300      Walt Disney                                        1,687,770
                                                                     ----------
                                                                      1,687,770
                                                                     ----------
                   RETAILING - 9.5%
       69,000      Home Depot                                         2,534,370
       57,300      Wal-Mart Stores                                    3,152,073
                                                                     ----------
                                                                      5,686,443
                                                                     ----------
                   SOFTWARE & SERVICES - 12.6%
       79,200      Computer Associates International                  1,258,488
     *465,800      I2 Technologies                                      689,384
      *33,400      Microsoft                                          1,826,980
     *209,700      Oracle                                             1,985,859
      *65,900      Peoplesoft                                           980,592
      104,900      Symbol Technologies                                  891,650
                                                                     ----------
                                                                      7,632,953
                                                                     ----------

                                                                         VALUE
      HOLDINGS     DESCRIPTION                                            US$
--------------------------------------------------------------------------------
                   TECHNOLOGY HARDWARE & EQUIPMENT - 14.2%
     *204,100      Cisco Systems                                      2,847,195
      *37,400      Dell Computer                                        977,636
      177,631      Hewlett Packard                                    2,714,202
      110,300      Intel                                              2,015,181
                                                                     ----------
                                                                      8,554,214
                                                                     ----------
                   TELECOMMUNICATION SERVICES - 11.0%
      207,900      Motorola                                           2,997,918
       81,000      SBC Communications                                 2,470,500
      109,000      Sprint                                             1,156,490
                                                                     ----------
                                                                      6,624,908
                                                                     ----------
TOTAL EQUITIES (COST $62,802,187)                                    59,209,124
                                                                     ----------
TIME DEPOSIT - 1.7%
                   CAYMAN - 1.7%
   $1,001,456      Wachovia Bank
                     1.28%, 2002-07-01                                1,001,456
                                                                     ----------
TOTAL TIME DEPOSIT (COST $1,001,456)                                  1,001,456
                                                                     ----------
TOTAL INVESTMENTS (COST $63,803,643) - 100.3%                        60,210,580
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%                         (184,431)
                                                                     ----------
TOTAL NET ASSETS - 100.0%                                            60,026,149
                                                                     ==========

* Non-income producing security.

See notes to financial statements.

                                       30
                                      ====
               GAM AMERICAN FOCUS FUND / STATEMENT OF INVESTMENTS

_____________________________ GAMERICA CAPITAL FUND ____________________________


FUND MANAGEMENT
--------------------------------------------------------------------------------

[PHOTO OMITTED]

GORDON GRENDER, DIRECTOR, HAS BEEN ASSOCIATED WITH GAM SINCE 1983. HE HAS BEEN ACTIVELY INVOLVED IN FUND MANAGEMENT IN NORTH AMERICAN STOCK MARKETS SINCE 1974. HE COMMENCED MANAGEMENT OF GAMERICA CAPITAL FUND ON 12TH MAY, 1995. MR. GRENDER ALSO MANAGES GAMERICA INC., AN OFFSHORE FUND WITH SIMILAR INVESTMENT OBJECTIVES.


     The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in the United States and Canada. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FACTS - CLASS A SHARES

                                                 GAMerica
                                                  Capital
                                           Class A (after                Average
                                GAMerica          maximum         S&P    1 Month
                                 Capital       sales load        Comp    Deposit
                                 Class A         of 5.5%)       Index       Rate
30th June, 2002                US$ 20.18        US$ 21.35      989.81
--------------------------------------------------------------------------------
                                       %                %            %         %
--------------------------------------------------------------------------------
Quarter to June, 2002              (7.26)          (12.36)      (13.41)     0.44
--------------------------------------------------------------------------------
Jan - June, 2002                   (8.02)          (13.08)      (13.17)     0.88
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
1 year to June, 2002              (10.65)          (15.56)      (18.02)     2.41
--------------------------------------------------------------------------------
3 years to June, 2002               1.59            (0.31)       (9.19)     4.76
--------------------------------------------------------------------------------
5 years to June, 2002              14.25            12.96         3.68      5.06
--------------------------------------------------------------------------------
Since inception                    14.65            13.74        11.07      5.22
--------------------------------------------------------------------------------

     Performance is calculated on a total return basis. Class A inception was on 12th May 1995, Class B and Class C on 26th May, 1998. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                       31
                                      ====
                     GAMERICA CAPITAL FUND / FUND MANAGEMENT                 GAM

        [The table below represents a line chart in the printed report.]

                              GAMerica Capital
                               (after maximum                         Average
                                 sales load    Standard & Poor's      1 Month
Date      GAMerica Capital        of 5.5%)      Composite Index     Deposit Rate
--------------------------------------------------------------------------------
5/12/95       10000               10000             10000             10000
5/31/95       9946                9398.97           10162.6           10029.2
6/30/95       9970                9421.65           10401.3           10079.8
7/31/95       10000               9450              10753.4           10126.1
8/31/95       10188               9627.66           10773.7           10170.9
9/30/95       10244               9680.58           11227.8           10228.4
10/31/95      10382               9810.99           11194.6           10271.6
11/30/95      10453               9878.08           11677.6           10316
12/31/95      10137.3             9579.77           11903.4           10375.4
1/31/96       9813.9              9274.13           12316.9           10416.3
2/29/96       10187.9             9627.52           12424.5           10458.7
3/31/96       10844.8             10248.3           12545.3           10513.3
4/30/96       11724.1             11079.3           12737.9           10558.1
5/31/96       12623.6             11929.3           13054.5           10604.6
6/30/96       12704.5             12005.8           13106.1           10649.8
7/31/96       12229.5             11556.8           12531.7           10689.5
8/31/96       12704.5             12005.8           12791.6           10743.4
9/30/96       12755               12053.5           13508.6           10791
10/31/96      12138.5             11470.9           13887.5           10829.8
11/30/96      11815.1             11165.3           14931             10882.8
12/31/96      11994               11334.3           14634.8           10932.9
1/31/97       12437.4             11753.3           15559.1           10982.5
2/28/97       11927.5             11271.4           15674.1           11027.5
3/31/97       11040.7             10433.4           15029.3           11077.4
4/30/97       11262.4             10642.9           15933.9           11126
5/31/97       12603.6             11910.4           16893.7           11180.3
6/30/97       13623.5             12874.2           17653.2           11231.4
7/31/97       14565.7             13764.6           19060.5           11274
8/31/97       15001.1             14176             17989.3           11333.5
9/30/97       16895.9             15966.7           18972             11388.4
10/31/97      16670.4             15753.5           18343.9           11442.2
11/30/97      16670.4             15753.5           19186.2           11491
12/31/97      16465.2             15559.6           19515.9           11551.1
1/31/98       17335.6             16382.2           19741             11608
2/28/98       18904.9             17865.1           21163.6           11657.8
3/31/98       19996.1             18896.3           22248.5           11714.5
4/30/98       21160.8             19996.9           22477.5           11768
5/31/98       20621.3             19487.1           22080.1           11820.3
6/30/98       20694.9             19556.7           22979             11877.8
7/31/98       20106.4             19000.5           22739.9           11933.8
8/31/98       17311.1             16359             19447.7           11989.9
9/30/98       17947.2             16960.1           20688.7           12044.1
10/31/98      18708               17679.1           22405.6           12097.9
11/30/98      20479               19352.7           23758             12149.5
12/31/98      21502               20319.4           25127.9           12206.1
1/31/99       21967.8             20759.6           26185.8           12257.5
2/28/99       21174.7             20010.1           25366.3           12303.1
3/31/99       21678.3             20486             26380.6           12353.6
4/30/99       23163.8             21889.8           27411.1           12402.8
5/31/99       23893.9             22579.8           26753.4           12453.2
6/30/99       25291.3             23900.3           28239.8           12502.4
7/31/99       25883               24459.4           27362.6           12557.4
8/31/99       25049.4             23671.7           27220.2           12612.4
9/30/99       24895.7             23526.4           26471.1           12667.4
10/31/99      24998.2             23623.3           28155.8           12724.8
11/30/99      25267.2             23877.5           28722             12780.4
12/31/99      27732.7             26207.4           30414.8           12849.9
1/31/00       26271.7             24826.8           28893.9           12912.3
2/29/00       26362.2             24912.3           28340.7           12972.1
3/31/00       28754.1             27172.6           31114.2           13036.9
4/30/00       27073.3             25584.3           30182.2           13102.5
5/31/00       27758.6             26231.8           29551.3           13172
6/30/00       30370.2             28699.9           30287.6           13242.6
7/31/00       30157.8             28499.1           29819.2           13316.7
8/31/00       32082.8             30318.2           31659.7           13390.9
9/30/00       31454.2             29724.2           29992.9           13462.8
10/31/00      30825.6             29130.2           29873.4           13537.8
11/30/00      27735.2             26209.8           27508.3           13610.4
12/31/00      29547.4             27922.3           27646.5           13685.9
1/31/01       30230.5             28567.9           28633.6           13761.1
2/28/01       28378.1             26817.3           26014.8           13819.3
3/31/01       28325.5             26767.6           24371.7           13881
4/30/01       28864.2             27276.7           26271.8           13937.8
5/31/01       29836.4             28195.4           26434.5           13989.4
6/30/01       29678.7             28046.4           25799.7           14035.5
7/31/01       28890.5             27301.5           25548.7           14080.6
8/31/01       27648.7             26128             23939             14124.5
9/30/01       25966.6             24538.5           22007.1           14167.2
10/31/01      26347.7             24898.6           22434.2           14197.7
11/30/01      27385.8             25879.6           24149.2           14223.4
12/31/01      28831.4             27245.6           24358.8           14248
1/31/02       27635.5             26115.6           24008.8           14270
2/28/02       27504.1             25991.4           23536             14289.5
3/31/02       28594.8             27022.1           24427.7           14310.7
4/30/02       28371.4             26811             22954.9           14331.3
5/31/02       27543.5             26028.6           22775.9           14352.6
6/30/02       26518.5             25060             21151             14373.2

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.


----------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Datastream.

The Standard and Poor's Composite Index is an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. The percentage change in the value of the index includes dividends reinvested.


AVERAGE ANNUAL TOTAL RETURN - CLASS A

         [The table below represents a bar chart in the printed report.]

                                             GAMerica Capital       Standard &
                                               (after maximum           Poor's
                   GAMerica Capital       sales load of 5.5%)  Composite Index
--------------------------------------------------------------------------------
1 Year                      -10.648                  -15.5624         -18.0185
3 Years                       1.592                   -0.3058          -9.1853
5 Years                      14.249                   12.9637           3.6816
Since Inception             14.6472                   13.7418          11.0702

ANNUAL PERFORMANCE - CLASS A [bar chart omitted]


                                                     GAMERICA
                                                      CAPITAL       STANDARD &
                           GAMERICA                   CLASS A           POOR'S
                            CAPITAL            (AFTER MAXIMUM        COMPOSITE
                            CLASS A       SALES LOAD OF 5.5%)            INDEX
YEAR                              %                         %                %
--------------------------------------------------------------------------------
1998                          30.59                     23.41            28.76
1999                          28.97                     21.88            21.04
2000                           6.54                      0.68            (9.10)
2001                          (2.42)                    (7.79)          (11.89)
2002*                         (8.02)                   (13.08)          (13.17)

*6 months

                                       32
                                      ====
                 GAMERICA CAPITAL FUND / REPORT TO SHAREHOLDERS

THE FACTS - CLASS B SHARES

                                                GAMerica
                                                  Capital                Average
                                GAMerica          Class B          S&P   1 Month
                                 Capital   (with deferred         Comp   Deposit
                                 Class B    sales charge)        Index      Rate
30th June, 2002                US$ 19.93                        989.81
--------------------------------------------------------------------------------
                                       %                %            %         %
--------------------------------------------------------------------------------
Quarter to June, 2002              (7.47)          (12.10)      (13.41)     0.44
--------------------------------------------------------------------------------
Jan - June, 2002                   (8.37)          (12.95)      (13.17)     0.88
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
1 year to June, 2002              (11.29)          (15.72)      (18.02)     2.41
--------------------------------------------------------------------------------
2 years to June, 2002              (7.23)           (9.08)      (16.43)     4.18
--------------------------------------------------------------------------------
3 years to June, 2002               0.88            (0.10)       (9.19)     4.76
--------------------------------------------------------------------------------
Since inception*                    5.85             5.44        (1.11)     4.90
--------------------------------------------------------------------------------

THE FACTS - CLASS C SHARES

                                                 GAMerica
                                                  Capital
                                                  Class C
                                            (with a sales                Average
                                GAMerica     load of 1.0%          S&P   1 Month
                                 Capital     and deferred         Comp   Deposit
                                 Class C    sales charge)        Index      Rate
30th June, 2002                US$ 19.79        US$ 19.99       989.81
--------------------------------------------------------------------------------
                                       %                %            %         %
--------------------------------------------------------------------------------
Quarter to June, 2002              (7.44)           (9.28)      (13.41)     0.44
--------------------------------------------------------------------------------
Jan - June, 2002                   (8.34)          (10.16)      (13.17)     0.88
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
1 year to June, 2002              (11.28)          (13.04)      (18.02)     2.41
--------------------------------------------------------------------------------
2 years to June, 2002              (7.22)           (7.68)      (16.43)     4.18
--------------------------------------------------------------------------------
3 years to June, 2002               0.85             0.51        (9.19)     4.76
--------------------------------------------------------------------------------
Since inception*                    5.68             5.42        (1.11)     4.90
--------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B and Class C shares.

THE COMMENT

     US stockmarkets were very weak for the first six months of the year to the end of June. Measured by the major indices falls for the period ranged between 7.8% for the Dow Jones Industrial Average to 13.2% for the Standard & Poor's Composite index and 25.0% for the more technologically oriented NASDAQ index. In early January, stockmarkets were firm on expectations of a strong recovery following the 11 September terrorist attacks but began to fall late in the month. In fact, economic growth for the first quarter was very strong and was revised up to an annual growth rate of 6.1%. This was helped by inventory rebuilding and continued strong auto sales helped by promotional pricing. It is clear the economy is not picking up as fast as was generally believed earlier this year. Expectations for the second quarter growth have been steadily falling and any growth is now expected to be very low level and consumer confidence continues to weaken.

     The reliability of reported earnings following the Enron scandal continues to be a problem with the bankruptcy of Adelphia, the massive scandal at WorldCom and problems at Elan, El Paso Natural Gas, Global Crossing, Halliburton, IBM, Merck, Qwest and Xerox. Commentators are now beginning to express concern about the sustainability of level of the US trade deficit and the dollar has started weakening against the euro. Foreign investors are also reducing portfolio investment in the US, as opportunities elsewhere seem more attractive. Standard & Poor's is considering changing their definition of earnings to eliminate the benefit of stock market rises on the value of pension fund assets and to account for the dilution inherent in the issuance of stock options to management. If these measures are implemented, reported earnings would fall sharply. Whilst a bounce in the stockmarket is possible after such a rapid fall and particularly when most of the news is bad, generally high price earnings ratios are unlikely to lead to the start of a sustained bull market. We remain cautious and are maintaining a high level of liquidity, but as always, will continue to look for interesting opportunities for investment.

                                       33
                                      ====
                 GAMERICA CAPITAL FUND / REPORT TO SHAREHOLDERS              GAM

STATEMENT OF INVESTMENTS AS AT 30TH JUNE, 2002 (UNAUDITED)

                                                                         VALUE
      HOLDINGS     DESCRIPTION                                            US$
--------------------------------------------------------------------------------
BONDS - 0.0%
                   TELECOMMUNICATION SERVICES - 0.0%
*+**  663,000      Globalstar LP/Capital 11.38% 2004-02-15               39,780
                                                                    -----------
TOTAL BONDS (COST $455,010)                                              39,780
                                                                    -----------
EQUITIES - 56.0%
                   AUTOMOBILES & COMPONENTS - 2.5%
     *148,800      Keystone Automotive Industries                     2,864,251
                                                                    -----------
                                                                      2,864,251
                                                                    -----------
                   CAPITAL GOODS - 2.7%
      *40,000      Gerber Scientific                                    140,400
     *152,000      Power-One                                            945,440
      *63,000      Trex Medical                                       1,978,200
                                                                    -----------
                                                                      3,064,040
                                                                    -----------
                   COMMERCIAL SERVICES & SUPPLIES - 0.0%
     *+27,000      Professional Staff ADR                                41,310
                                                                    -----------
                                                                         41,310
                                                                    -----------
                   CONSTRUCTION & FARM MACHINERY
                     & HEAVY TRUCKS - 0.4%
      *26,400      Titan                                                482,856
                                                                    -----------
                                                                        482,856
                                                                    -----------
                   CONSUMER DURABLES & APPAREL - 3.0%
     *288,560      Foamex International                               3,205,902
       *9,765      Palm Harbor Homes                                    193,923
                                                                    -----------
                                                                      3,399,825
                                                                    -----------
                   DIVERSIFIED FINANCIALS - 1.7%
       32,000      Bear Stearns                                       1,958,400
                                                                    -----------
                                                                      1,958,400
                                                                    -----------
                   ENERGY - 5.2%
     *600,000      Abraxas Petroleum                                    450,000
       70,000      Burlington Resources                               2,660,000
     *100,000      Tom Brown                                          2,835,000
                                                                    -----------
                                                                      5,945,000
                                                                    -----------
                   FOOD, BEVERAGE &TOBACCO - 1.9%
      105,000      Delta &Pine Land                                   2,110,500
                                                                    -----------
                                                                      2,110,500
                                                                    -----------
                   HEALTH CARE EQUIPMENT & SERVICES - 0.8%
       *7,208      Alcon                                                246,874
      *19,837      Citi Molecular Imaging                               455,061
       *7,800      Sierra Health Services                               174,330
                                                                    -----------
                                                                        876,265
                                                                    -----------
                   INSURANCE - 15.7%
       91,000      Ace                                                2,875,600
       35,898      American International Group                       2,449,320
       80,000      Chubb                                              5,664,000
      *85,000      ESG Re                                               225,250
      122,500      Scottish Annuity & Life Holdings                   2,337,300
       50,000      XL Capital A                                       4,235,000
                                                                    -----------
                                                                     17,786,470
                                                                    -----------
                   MEDIA - 0.1%
      *40,000      Edgar Online                                          79,200
      *30,800      Pegasus Communications A                              22,484
                                                                    -----------
                                                                        101,684
                                                                    -----------

                                                                         VALUE
      HOLDINGS     DESCRIPTION                                            US$
--------------------------------------------------------------------------------
                   PHARMACEUTICALS & BIOTECHNOLOGY - 6.9%
    *+433,000      GlycoDesign                                          273,645
     *395,500      Neopharm                                           4,971,435
       33,000      Pharmacia                                          1,235,850
       27,200      Wyeth                                              1,392,640
                                                                    -----------
                                                                      7,873,570
                                                                    -----------
                   RETAILING - 12.5%
      *36,000      Best Buy                                           1,306,800
      176,718      Fred's A                                           6,499,688
       18,480      Limited Brands                                       393,624
       *7,500      Party City                                           122,250
     *280,000      United Auto Group                                  5,852,000
                                                                    -----------
                                                                     14,174,362
                                                                    -----------
                   SOFTWARE & SERVICES - 0.6%
   *+#383,000      Clarent                                               22,980
      *50,000      Retalix                                              550,000
     *100,000      Service Ware Technologies                             54,100
                                                                    -----------
                                                                        627,080
                                                                    -----------
                   TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%
      *20,000      Advanced Power Technologies                          289,800
      *89,000      I-Link                                                12,460
      *35,000      Optibase                                              73,150
     *315,000      Sheldahl                                                  31
     *164,250      TrueTime                                             377,775
                                                                    -----------
                                                                        753,216
                                                                    -----------
                   TELECOMMUNICATION SERVICES - 0.0%
      *87,000      Worldcom                                               8,700
        3,480      Worldcom - MCI Group                                   3,132
                                                                    -----------
                                                                         11,832
                                                                    -----------
                   TELECOMMUNICATIONS - 0.0%
       *8,400      Liberty Satelitte & Technology A                      18,900
                                                                    -----------
                                                                         18,900
                                                                    -----------
                   TRANSPORTATION - 1.0%
     *100,000      USA Truck                                          1,150,000
                                                                    -----------
                                                                      1,150,000
                                                                    -----------
                   UTILITIES - ELECTRIC & GAS - 0.3%
       62,537      Williams Companies                                   374,597
                                                                    -----------
                                                                        374,597
                                                                    -----------
TOTAL EQUITIES (COST $61,264,577)                                    63,614,158
                                                                    -----------
TIME DEPOSIT - 44.3%
                   CAYMAN - 44.3%
  $50,366,969      HSBC Bank (Cayman)
                      1.28%, 2002-07-01                              50,366,969
                                                                    -----------
TOTAL TIME DEPOSIT (COST $50,366,969)                                50,366,969
                                                                    -----------
TOTAL INVESTMENTS (COST $112,086,556) - 100.3%                      114,020,907
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%                         (413,453)
                                                                    -----------
TOTAL NET ASSETS - 100.0%                                           113,607,454
                                                                    ===========

*  Non-income producing security
+  Illiquid security
#  Fair valued security
** Defaulted bond

Glossary
ADR - American Depositary Receipt

See notes to financial statements.

                                       34
                                      ====
                GAMERICA CAPITAL FUND / STATEMENT OF INVESTMENTS

GEOGRAPHIC ANALYSIS AS AT
30TH JUNE, 2002

        [The table below represents a pie chart in the printed report.]

        UNITED STATES                                            52.6%
        CAYMAN                                                   44.3%
        BERMUDA                                                   2.5%
        OTHER                                                     0.9%
        LIABILITIES IN EXCESS OF OTHER ASSETS                    (0.3)%

INVESTMENT ANALYSIS AS AT
30TH JUNE, 2002

        [The table below represents a pie chart in the printed report.]

        TIME DEPOSIT AND LIABILITIES IN EXCESS OF OTHER ASSETS   44.0%
        INSURANCE                                                15.7%
        RETAILING                                                12.5%
        PHARMACEUTICALS & BIOTECHNOLGY                            6.9%
        ENERGY                                                    5.2%
        CAPITAL GOODS                                             2.7%
        CONSUMER DURABLES & APPAREL                               3.0%
        AUTOMOBILES & COMPONENTS                                  2.5%
        FOOD, BEVERAGE & TOBACCO                                  1.9%
        OTHER                                                     5.6%

                                       35
                                      ====
                GAMERICA CAPITAL FUND / STATEMENT OF INVESTMENTS             GAM

______________________ GAM AMERICAN FOCUS LONG/SHORT FUND ______________________


FUND MANAGEMENT
--------------------------------------------------------------------------------

[PHOTO OMITTED]

JAMES A. ABATE, INVESTMENT DIRECTOR. PRIOR TO JOINING GLOBAL ASSET MANAGEMENT, MR. ABATE SERVED AS MANAGING DIRECTOR AND PORTFOLIO MANAGER WITH RESPONSIBILITY FOR CREDIT SUISSE ASSET MANAGEMENT'S U.S. SELECT EQUITY PORTFOLIOS AS WELL AS THE FIRM'S NEW YORK BASED GLOBAL SECTOR FUNDS. ASIDE FROM HIS INSTITUTIONAL RESPONSIBILITIES, MR. ABATE WAS THE PORTFOLIO MANAGER OF THE CREDIT SUISSE TRANSATLANTIC FUND, A U.K. DISTRIBUTED FUND THAT ATTAINED STANDARD & POOR'S RESEARCH AAA AND MICROPAL FIVE STAR RATINGS, THE CREDIT SUISSE EQUITY FUND USA, AN OFFSHORE-BASED FUND, AND THE WARBURG PINCUS FOCUS FUND, DISTRIBUTED IN THE U.S. MR. ABATE JOINED CREDIT SUISSE ASSET MANAGEMENT AND WAS RESPONSIBLE FOR THE LAUNCH OF THE SELECT EQUITY PRODUCT IN 1995. PRIOR TO CREDIT SUISSE, HE WAS A CO-FOUNDER AND MANAGING DIRECTOR OF VERT INDEPENDENT CAPITAL RESEARCH, A WALL STREET EQUITY RESEARCH BOUTIQUE. PREVIOUSLY, HE WAS A MANAGER IN PRICE WATERHOUSE'S VALUATION/CORPORATE FINANCE GROUP. MR. ABATE'S WRITINGS HAVE APPEARED IN THE WALL STREET JOURNAL, MERGERS & ACQUISITIONS, INVESTMENT WEEK, INVESTMENT ADVISER AND OTHER VARIOUS PUBLICATIONS, AND HE IS A CONTRIBUTING AUTHOR TO Applied Equity Valuation AND Focus on Value. HE HAS ALSO BEEN A FREQUENT SPEAKER TO PROFESSIONAL SOCIETIES ON VALUATION AND SECURITY ANALYSIS TOPICS. MR. ABATE HOLDS A B.S. IN ACCOUNTING FROM FAIRLEIGH DICKINSON UNIVERSITY AND AN M.B.A IN FINANCE FROM ST. JOHN'S UNIVERSITY. HE IS A CHARTERED FINANCIAL ANALYST AND A CERTIFIED PUBLIC ACCOUNTANT, AND SERVED AS A COMMISSIONED OFFICER IN THE U.S. ARMY.


     The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in the United States and Canada. Under normal conditions, the Fund will have both long and short positions in equity securities, primarily common stocks. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FACTS - CLASS A SHARES

                                                      GAM
                                           American Focus
                                               Long/Short
                                     GAM   Class A (after                Average
                          American Focus          maximum          S&P   1 Month
                              Long/Short       sales load         Comp   Deposit
                                 Class A         of 5.5%)        Index      Rate
30th June, 2002                 US$ 8.76         US$ 9.27       989.81
--------------------------------------------------------------------------------
                                       %                %            %         %
--------------------------------------------------------------------------------
Since inception                   (12.40)          (17.22)       (6.91)     0.15
--------------------------------------------------------------------------------

     Performance is calculated on a total return basis. Class A, B and C inception was on 29th May, 2002. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                       36
                                      ====
              GAM AMERICAN FOCUS LONG/SHORT FUND / FUND MANAGEMENT

        [The table below represents a line chart in the printed report.]

                             GAM American Focus
                              Long/Short Fund
                               (after maximum                         Average
          GAM American Focus     sales load     Standard & Poor's     1 Month
Date       Long/Short Fund        of 5.5%)       Composite Index    Deposit Rate
--------------------------------------------------------------------------------
5/30/02         10000             10000              10000            10000
5/31/02         10000             9450               10023.9          10000.5
6/3/02          9700              9166.5             9775.88          10001.9
6/4/02          9720              9185.4             9776.55          10002.4
6/5/02          9690              9157.05            9863.69          10002.9
6/6/02          9440              8920.8             9669.27          10003.4
6/7/02          9460              8939.7             9654.6           10003.8
6/10/02         9450              8930.25            9685.31          10005.3
6/11/02         9300              8788.5             9524.82          10005.8
6/12/02         9360              8845.2             9588.01          10006.2
6/13/02         9200              8694               9488.05          10006.7
6/14/02         9060              8561.7             9467.13          10007.2
6/17/02         8930              8438.85            9739.3           10008.6
6/18/02         8890              8401.05            9748.97          10009.1
6/19/02         8900              8410.5             9588.38          10009.6
6/20/02         8850              8363.25            9460.13          10010.1
6/21/02         8900              8410.5             9299.44          10010.5
6/24/02         8850              8363.25            9333.71          10012
6/25/02         8830              8344.35            9178.38          10012.5
6/26/02         8660              8183.7             9154.37          10013
6/27/02         8900              8410.5             9315.87          10013.4
6/28/02         8760              8278.2             9308.73          10013.9
6/30/02         8760              8278.2             9308.73          10014.9


NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.


----------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Datastream.

The Standard and Poor's Composite Index is an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. The percentage change in the value of the index includes dividends reinvested.


PERFORMANCE SINCE INCEPTION - CLASS A

         [The table below represents a bar chart in the printed report.]

                                           GAM American Focus      Standard &
                                              Long/Short Fund          Poor's
                 GAM American Focus            (after maximum       Composite
                    Long/Short Fund       sales load of 5.5%)           Index
--------------------------------------------------------------------------------
Since Inception               -12.4                    -17.22           -6.91

                                       37
                                      ====
           GAM AMERICAN FOCUS LONG/SHORT FUND / REPORT TO SHAREHOLDERS       GAM

THE FACTS - CLASS B SHARES

                                                      GAM
                                           American Focus
                                     GAM       Long/Short                Average
                          American Focus          Class B          S&P   1 Month
                              Long/Short   (with deferred         Comp   Deposit
                                 Class B    sales charge)        Index      Rate
30th June, 2002                 US$ 8.76                        989.81
--------------------------------------------------------------------------------
                                       %                %            %         %
--------------------------------------------------------------------------------
Since inception                   (12.40)          (16.78)       (6.91)     0.15
--------------------------------------------------------------------------------

THE FACTS - CLASS C SHARES

                                                      GAM
                                           American Focus
                                               Long/Short
                                                  Class C
                                     GAM    (with a sales                Average
                          American Focus     load of 1.0%          S&P   1 Month
                              Long/Short     and deferred         Comp   Deposit
                                 Class C    sales charge)        Index      Rate
30th June, 2002                 US$ 8.75         US$ 8.84       989.81
--------------------------------------------------------------------------------
                                       %                %            %         %
--------------------------------------------------------------------------------
Since inception                   (12.50)          (14.24)       (6.91)     0.15
--------------------------------------------------------------------------------

THE COMMENT

     The GAM American Focus Long/Short Fund (the "Fund") launched on 29th May, 2002. Performance during the Fund's first month of operation has been disappointing and was primarily impacted by weakness in positions held in the technology, utilities and telecom sectors. Most of the underperformance relative to the S&P 500 came in the early part of the month, after which we decided to take a more conservative view and therefore put measures in place to soften the impact of the growing market volatility. In conjunction with this view, thresholds for the Fund to take on net market exposure, both long and short, have also been adjusted. Despite the market turbulence, our position is not to sit out on the sidelines, but to try and derive relative performance through stock selection and to control volatility through net market exposure.

     After a period of low volatility during the first nearly five months of the year, US stock market action turned sharply negative in late May, just as the Fund launched, and has been especially disappointing in light of the positive stream of economic news. Figures on productivity, construction spending and manufacturing confirm that the US economy has retraced much of the lost strength following the declines stemming from the events of 11 September. It seems that the stock market weakness and decline in the US dollar originate mostly from worrisome developments over recent accounting disclosures and other corporate improprieties. In fact, even economically-sensitive leadership pockets coming out of the September lows, such as basic materials and small-capitalization companies, have lost their upward trajectories, shaking investor confidence further and highlighting in the very short term, a "no place to hide", near capitulation sentiment.

     As a result of this loss in confidence, volatility has increased dramatically. In fact, there are clearer signs of investor capitulation emerging, such as increasing trading volumes and sentiment levels that rival other market lows during the post-WWII environment in the US and even post-1989 Japan. We now believe that we are in the midst of one of the final corrective actions in this painful bear market, one that further separates winners from losers in the competitive marketplace and, consequently, translates clearly into equity returns. We view recent weakness and uncertainty as an emerging opportunity to become more constructive on leading companies within some of the most beaten-down sectors (e.g., telecommunication, technology) that we have avoided over the past year or so but now anticipate market share gains accruing to the strongest survivors.

     One positive factor that is being ignored by investors is the remarkable depth and pre-emptive actions taken by the Federal Reserve, which has all but eliminated the normal contraction in consumer discretionary spending. However, the lack of contraction by consumers last year may, in fact, result in less growth for 2002 and so we have reduced our exposure to consumer discretionary stocks in particular. The Federal Reserve typically swings between an obsession for either fighting inflation or providing stimulus for faster economic growth. The problem for the Federal Reserve has been the lagged effects of monetary policy. It does not have that much influence over when the economy will recover. In good times, no one questioned Federal Reserve Chairman Alan Greenspan about whether the Fed had lost some of its power over the economy. Now widespread doubt, in times of perceived economic hardship akin to the early 1990's, have contributed to the overall sour mood of investors. However, the efficacy of the interest rate reductions should continue to positively impact economic recovery even further, but those gains will shift to business spending as savings emanating from corporate restructuring efforts put in place over the past two years and profit stability will show fruitfulness.

     Lingering valuation questions combined with investor anxiety is a major issue in the stock market. Valuation, which is always an absolute and relative concept, is perhaps the most difficult to gauge in terms of how equity prices will react to an economic recovery sparked by lower real interest rates. For the first time in quite a while, we now see valuations for large-capitalization stocks as broadly attractive in absolute terms and relative to other asset alternatives. Particularly, we see industry leaders further distinguished by their fundamental and positive risk attributes in a sluggish, steady climb back to economic stability.

     Lower real interest rates are in place to promote a resumption of economic growth in coming quarters, evidence of which has been established in most government and profit reports. Best-of-breed large-capitalization stocks seem poised to benefit during the near and intermediate term as interest rates, inflation, valuation and sentiment combine to present an outstanding moment for investors to assume equity risk.

                                       38
                                      ====
           GAM AMERICAN FOCUS LONG/SHORT FUND / REPORT TO SHAREHOLDERS

STATEMENT OF INVESTMENTS AS AT 30TH JUNE, 2002 (UNAUDITED)

                                                                         VALUE
      HOLDINGS     DESCRIPTION                                            US$
--------------------------------------------------------------------------------
EQUITIES - 97.5%
                   AUTOMOBILES & COMPONENTS - 2.2%
      *70,000      Dana                                               1,297,100
                                                                     ----------
                                                                      1,297,100
                                                                     ----------
                   CAPITAL GOODS - 4.6%
       94,900      General Electric (USA)                             2,756,845
                                                                     ----------
                                                                      2,756,845
                                                                     ----------
                   DIVERSIFIED FINANCIALS - 5.5%
      *36,400      Citigroup                                          1,410,500
      *44,400      Morgan Stanley Dean Witter                         1,912,752
                                                                     ----------
                                                                      3,323,252
                                                                     ----------
                   FOOD BEVERAGE & TOBACCO - 17.0%
      *93,500      Archer-Daniels-Midland                             1,195,865
      *49,900      Campbell Soup                                      1,380,234
       44,600      Coca-Cola                                          2,497,600
       46,500      HJ Heinz                                           1,911,150
      *40,600      Kellogg                                            1,455,916
      *87,300      Sara Lee                                           1,801,872
                                                                     ----------
                                                                     10,242,637
                                                                     ----------
                   FOOD & DRUG RETAILING - 2.9%
      *56,800      Albertson's                                        1,730,128
                                                                     ----------
                                                                      1,730,128
                                                                     ----------
                   HOTELS, RESTAURANTS & LEISURE - 3.5%
      *72,700      McDonald's                                         2,068,315
                                                                     ----------
                                                                      2,068,315
                                                                     ----------
                   HOUSEHOLD & PERSONAL PRODUCTS - 4.0%
      *27,200      Proctor & Gamble                                   2,428,960
                                                                     ----------
                                                                      2,428,960
                                                                     ----------
                   MATERIALS - 8.0%
      *72,000      Allegheny Technologies                             1,137,600
      *29,700      Du Pont de Nemours                                 1,318,680
     *137,100      Louisiana-Pacific                                  1,451,889
       13,900      Nucor                                                904,056
                                                                     ----------
                                                                      4,812,225
                                                                     ----------
                   MEDIA - 2.8%
      *87,200      Walt Disney                                        1,648,080
                                                                     ----------
                                                                      1,648,080
                                                                     ----------
                   RETAILING - 9.2%
       67,500      Home Depot                                         2,479,275
       55,900      Wal-Mart Stores                                    3,075,059
                                                                     ----------
                                                                      5,554,334
                                                                     ----------
                   SOFTWARE & SERVICES - 12.8%
       77,900      Computer Associates International                  1,237,831
     *456,300      I2 Technologies                                      675,324
      *34,400      Microsoft                                          1,881,680
     *213,000      Oracle                                             2,017,110
      *66,500      Peoplesoft                                           989,520
     *105,800      Symbol Technologies                                  899,300
                                                                     ----------
                                                                      7,700,765
                                                                     ----------
                   TECHNOLOGY HARDWARE & EQUIPMENT - 19.0%
     *199,700      Cisco Systems                                      2,785,815
      *39,400      Dell Computer                                      1,029,916
      172,700      Hewlett Packard                                    2,638,856
     *112,000      Intel                                              2,046,240
      203,000      Motorola                                           2,927,260
                                                                     ----------
                                                                     11,428,087
                                                                     ----------
                   TELECOMMUNICATION SERVICES - 6.0%
      *79,400      SBC Communications                                 2,421,700
      110,700      Sprint                                             1,174,527
                                                                     ----------
                                                                      3,596,227
                                                                     ----------
TOTAL EQUITIES LONG (COST $64,091,564)                               58,586,955
                                                                     ----------

                                                                         VALUE
      HOLDINGS     DESCRIPTION                                            US$
--------------------------------------------------------------------------------
SHORT - (46.5%)
                   BANKS - (5.3%)
      *23,700      Bank of America                                   (1,667,532)
      *39,200      Bank One                                          (1,508,416)
                                                                     ----------
                                                                     (3,175,948)
                                                                     ----------
                   CAPITAL GOODS - (8.4%)
       29,300      Deere & Company                                   (1,403,470)
       18,000      Illinois Tool Works                               (1,229,400)
      *33,900      Navistar International                            (1,084,800)
      *20,500      United Technologies                               (1,391,950)
                                                                     ----------
                                                                     (5,109,620)
                                                                     ----------
                   DIVERSIFIED FINANCIALS - (7.6%)
      *31,700      American Express                                  (1,151,344)
      *29,500      Lehman Brothers                                   (1,844,340)
      *38,800      Merrill Lynch                                     (1,571,400)
                                                                     ----------
                                                                     (4,567,084)
                                                                     ----------
                   INSURANCE - (3.8%)
      *11,800      Cigna                                             (1,149,556)
      *21,400      Loews                                             (1,133,986)
                                                                     ----------
                                                                     (2,283,542)
                                                                     ----------
                   MATERIALS - (11.2%)
      *29,200      Air Products & Chemical                           (1,473,724)
      *41,300      Alcoa                                             (1,369,095)
       35,600      Boise Cascade                                     (1,229,268)
      *39,500      Dow Chemical                                      (1,358,010)
       20,000      Weyerhaeuser                                      (1,277,000)
                                                                     ----------
                                                                     (6,707,097)
                                                                     ----------
                   PHARMACEUTICALS & BIOTECHNOLOGY - (2.8%)
      *32,000      Johnson & Johnson                                 (1,672,320)
                                                                     ----------
                                                                     (1,672,320)
                                                                     ----------
                   SOFTWARE & SERVICES - (2.8%)
      *50,600      Symantec                                          (1,662,210)
                                                                     ----------
                                                                     (1,662,210)
                                                                     ----------
                   TECHNOLOGY HARDWARE & EQUIPMENT - (2.5%)
      *21,100      International Business Machines                   (1,519,200)
                                                                     ----------
                                                                     (1,519,200)
                                                                     ----------
                   TRANSPORTATION - (2.1%)
      *77,700      Southwest Airlines                                (1,255,632)
                                                                     ----------
                                                                     (1,255,632)
                                                                     ----------
TOTAL EQUITIES SHORT (PROCEEDS $28,152,038)                         (27,952,653)
                                                                     ----------
TOTAL NET EQUITIES (COST $35,939,526) - 51.0%                        30,634,302
                                                                     ----------
TIME DEPOSIT - 0.2%
                   NASSAU - 0.2%
     $154,730      Citibank (Nassau)
                      1.28%, 2002-07-01                                 154,730
                                                                     ----------

TOTAL TIME DEPOSIT (COST $154,730)                                      154,730
                                                                     ----------

TOTAL INVESTMENTS (COST $36,094,256) - 51.2%                         30,789,032
OTHER ASSETS LESS LIABILITIES - 48.8%                                29,327,910
                                                                     ----------
TOTAL NET ASSETS - 100.0%                                            60,116,942
                                                                     ==========

* Non-income producing security.

See notes to financial statements.

                                       39
                                      ====
          GAM AMERICAN FOCUS LONG/SHORT FUND / STATEMENT OF INVESTMENTS      GAM

Statements of Assets and Liabilities
================================================================================

AS AT 30TH JUNE, 2002 (UNAUDITED)

                                                                                                                            GAM
                                                                                 GAM                  GAM                 PACIFIC
                                                                               GLOBAL            INTERNATIONAL             BASIN
                                                                           ========================================================
ASSETS (IN US$)
Investments in securities at value                                         $17,209,459           $185,783,514           $10,182,271
Cash                                                                                --              1,403,697                17,371
Cash -- Foreign currencies                                                   1,307,880                219,410               151,473
Receivables:
   Securities sold                                                             145,651              1,133,976               199,540
   Capital shares sold                                                           2,008                136,411                 2,896
   Dividends, interest and other                                                55,617              2,174,219                33,953
Other assets                                                                    32,952                106,654                29,762
                                                                           -----------           ------------           -----------
TOTAL ASSETS                                                                18,753,567            190,957,881            10,617,266
                                                                           -----------           ------------           -----------
LIABILITIES
Due to custodian                                                               114,412                     --                    --
Payables:
   Securities purchased                                                        166,696                  4,362                46,566
   Capital shares redeemed                                                      24,555                902,145                 1,100
Dividends payable for securities sold short                                         --                     --                    --
Unrealized depreciation of forward exchange currency contracts                      --                358,807                70,894
Accrued management fee                                                          49,857                501,942                26,232
Accrued distribution fee                                                         9,669                163,836                 2,936
Accrued expenses and other                                                      74,424                435,127                50,108
                                                                           -----------           ------------           -----------
TOTAL LIABILITIES                                                              439,613              2,366,219               197,836
                                                                           -----------           ------------           -----------
NET ASSETS                                                                 $18,313,954           $188,591,662           $10,419,430
                                                                           ===========           ============           ===========
SOURCE OF NET ASSETS
Net capital paid in on shares of capital stock (Note 4)                    $22,966,868           $331,837,969           $32,060,971
Accumulated net investment income/(loss)                                      (209,845)           (12,684,718)             (207,134)
Accumulated net realized gains/(losses)                                     (3,598,809)          (120,500,874)          (20,127,747)
Net unrealized appreciation/(depreciation)                                    (844,260)           (10,060,715)           (1,306,660)
                                                                           -----------           ------------           -----------
NET ASSETS                                                                 $18,313,954           $188,591,662           $10,419,430
                                                                           ===========           ============           ===========

CLASS A SHARES OUTSTANDING                                                     968,759             10,193,932             1,077,892
CLASS A NET ASSETS                                                         $13,299,640           $153,501,878           $ 8,714,010
Net asset value and redemption value per share (Note 4)                    $     13.73           $      15.06           $      8.08
Offering price per share (100/94.5 x net asset value per share
  reduced on sales of $50,000 or more)                                     $     14.53           $      15.94           $      8.55
CLASS B SHARES OUTSTANDING                                                     209,424              1,014,332               118,985
CLASS B NET ASSETS                                                         $ 2,836,827           $ 15,315,200           $   991,034
Net asset value and offering price per share (Note 4)                      $     13.55           $      15.10           $      8.33
CLASS C SHARES OUTSTANDING                                                     112,176                652,866                41,525
CLASS C NET ASSETS                                                         $ 1,517,954           $  9,944,127           $   290,552
Net asset value and redemption value per share (Note 4)                    $     13.53           $      15.23           $      7.00
Offering price per share (100/99 x net asset value per share)              $     13.67           $      15.38           $      7.07
CLASS D SHARES OUTSTANDING                                                      49,127                658,946                55,039
CLASS D NET ASSETS                                                         $   659,533           $  9,830,457           $   423,834
Net asset value and redemption value per share (Note 4)                    $     13.43           $      14.92           $      7.70
Offering price per share (100/96.5 x net asset value per share
  reduced on sales of $100,000 or more)                                    $     13.92           $      15.46           $      7.98

Identified cost of investments                                             $18,098,443           $195,618,761           $11,420,964
Identified cost of foreign currency                                        $ 1,264,465           $    216,303           $   149,830

+ Includes $28,634,699 segregated for short sales and $2,112,350 segregated for futures contracts.


See notes to financial statements.

                                       40
                                      ====
              GAM FUNDS INC / STATEMENTS OF ASSETS AND LIABILITIES

================================================================================

                                                                                                     GAM
    GAM                                              GAM                                           AMERICAN
   JAPAN                    GAM                   AMERICAN                GAMERICA                   FOCUS
  CAPITAL                 EUROPE                    FOCUS                  CAPITAL                LONG/SHORT
============================================================================================================
$ 8,801,870             $24,308,310             $60,210,580             $114,020,907             $30,789,032
      1,521                  38,109                      --                  292,752              31,242,771+
    283,749                  87,825                      --                       --                      --

     32,787                      --               5,756,930                       --               5,289,717
      4,200                   7,105                 256,609                   39,373                  15,805
     42,912                 162,711                 112,350                   39,713                  96,587
     27,908                  27,617                  29,482                   31,954                 209,606
-----------             -----------             -----------             ------------             -----------
  9,194,947              24,631,677              66,365,951              114,424,699              67,643,518
-----------             -----------             -----------             ------------             -----------

         --                      --                 135,314                       --                      --

     51,757                      --               5,747,264                       --               6,596,354
     13,153                 103,042                 211,510                  356,948                 723,462
         --                      --                      --                       --                  58,990
    141,858                      --                      --                       --                      --
     22,663                  62,518                 163,182                  303,132                  82,784
      5,454                  10,958                  25,040                   71,775                  41,829
     47,226                  57,436                  57,492                   85,390                  23,157
-----------             -----------             -----------             ------------             -----------
    282,111                 233,954               6,339,802                  817,245               7,526,576
-----------             -----------             -----------             ------------             -----------
$ 8,912,836             $24,397,723             $60,026,149             $113,607,454             $60,116,942
===========             ===========             ===========             ============             ===========

$17,566,470             $30,466,425             $67,960,867             $112,998,384             $68,848,965
   (245,924)                 31,537                  (3,175)                (643,339)                (72,949)
 (8,036,327)             (5,802,572)             (4,338,480)                (605,810)             (3,557,202)
   (371,383)               (297,667)             (3,593,063)               1,858,219              (5,101,872)
-----------             -----------             -----------             ------------             -----------
$ 8,912,836             $24,397,723             $60,026,149             $113,607,454             $60,116,942
===========             ===========             ===========             ============             ===========

  1,336,196               2,261,046               4,084,723                4,275,426               2,239,284
$ 7,781,911             $21,701,422             $53,726,949             $ 86,263,681             $19,617,564
$      5.82             $      9.60             $     13.15             $      20.18             $      8.76

$      6.16             $     10.16             $     13.92             $      21.35             $      9.27
    131,885                 245,501                 284,391                  774,299               1,629,471
$   786,988             $ 2,300,455             $ 3,628,693             $ 15,432,423             $14,268,225
$      5.97             $      9.37             $     12.76             $      19.93             $      8.76
     57,855                  44,461                 213,882                  601,958               2,996,205
$   343,937             $   395,846             $ 2,670,507             $ 11,911,350             $26,231,153
$      5.94             $      8.90             $     12.49             $      19.79             $      8.75
$      6.00             $      8.99             $     12.62             $      19.99             $      8.84






$ 9,044,336             $24,620,539             $63,803,643             $112,086,556             $36,094,256
$   274,568             $    87,367                      --                       --                      --

                                       41
                                      ====
              GAM FUNDS INC / STATEMENTS OF ASSETS AND LIABILITIES           GAM

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED 30TH JUNE, 2002 (UNAUDITED)


                                                                                                                            GAM
                                                                                GAM                  GAM                  PACIFIC
                                                                              GLOBAL            INTERNATIONAL              BASIN
                                                                           ========================================================
INVESTMENT INCOME (IN US$)
Dividends (Note 5)                                                         $   124,789           $  2,977,986           $   107,447
Interest (Note 5)                                                               11,049                117,285                 1,898
                                                                           -----------           ------------           -----------
                                                                               135,838              3,095,271               109,345
                                                                           -----------           ------------           -----------
EXPENSES
Investment advisory fee (Note 2)                                               102,778              1,034,422                51,246
Custodian fees and expenses                                                     37,730                142,661                25,886
Transfer agent fees and expenses                                                46,380                312,851                30,805
Shareholder servicing Fees - Class A                                             4,893                104,248                 2,374
Shareholder servicing Fees - Class B                                               958                  5,410                   489
Shareholder servicing Fees - Class C                                               764                  5,287                    74
Shareholder servicing Fees - Class D                                               183                  7,466                    47
Distribution fee -  Class A (Note 2)                                            21,695                249,662                12,584
Distribution fee -  Class B (Note 2)                                            16,757                 81,059                 5,057
Distribution fee -  Class C (Note 2)                                             8,953                 55,314                 1,540
Distribution fee -  Class D (Note 2)                                             1,952                 28,587                 1,146
Professional fees                                                               24,615                 35,473                19,305
Administrative expenses                                                         25,971                128,518                20,279
Printing                                                                        10,181                111,360                 5,192
Filing fees                                                                     25,719                 30,115                26,208
Dividends on securities sold short                                                  --                     --                    --
Other                                                                           10,654                 16,142                10,473
                                                                           -----------           ------------           -----------
Total operating expenses                                                       340,183              2,348,575               212,705
Interest expense                                                                   219                 46,101                    47
                                                                           -----------           ------------           -----------
Total expenses                                                                 340,402              2,394,676               212,752
                                                                           -----------           ------------           -----------
Net Investment income/(loss)                                                  (204,564)               700,595              (103,407)
                                                                           -----------           ------------           -----------
REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain/(loss) from:
  Securities and futures                                                      (691,127)           (14,112,446)           (1,034,906)
  Foreign currency transactions                                                 63,306                215,175               (12,998)
                                                                           -----------           ------------           -----------
                                                                              (627,821)           (13,897,271)           (1,047,904)
                                                                           -----------           ------------           -----------
Unrealized appreciation/(depreciation) for the period:
  Securities and futures                                                    (1,231,048)            12,890,539             1,497,127
  Foreign currency translation of assets and
    liabilities other than investments                                          45,890               (477,991)             (149,062)
                                                                           -----------           ------------           -----------
                                                                            (1,185,158)            12,412,548             1,348,065
                                                                           -----------           ------------           -----------
Net gain/(loss) on investments and foreign currencies                       (1,812,979)            (1,484,723)              300,161
                                                                           -----------           ------------           -----------
Net increase/(decrease) on net assets from operations                      $(2,017,543)          $   (784,128)          $   196,754
                                                                           ===========           ============           ===========

+ Period from 29th May, 2002 (Commencement of Operations) to 30th June, 2002.


See notes to financial statements.

                                       42
                                      ====
                    GAM FUNDS INC / STATEMENTS OF OPERATIONS

                                                                                                     GAM
    GAM                                             GAM                                           AMERICAN
   JAPAN                    GAM                  AMERICAN                 GAMERICA                  FOCUS
  CAPITAL                 EUROPE                   FOCUS                   CAPITAL               LONG/SHORT+
============================================================================================================

$    43,922             $   387,198             $   579,140             $    276,302             $   124,202
      2,084                   4,696                   6,332                  333,525                  12,052
-----------             -----------             -----------             ------------             -----------
     46,006                 391,894                 585,472                  609,827                 136,254
-----------             -----------             -----------             ------------             -----------

     46,356                 120,810                 310,806                  616,781                  82,784
     32,763                  53,505                  29,156                   28,049                   3,058
     23,265                  28,503                  31,311                  120,084                   7,644
      2,906                   4,685                   4,900                   30,144                      --
        418                     587                   1,447                    3,842                      --
        137                      97                   2,391                    2,914                      --
         --                      --                      --                       --                      --
     12,118                  31,617                  83,465                  139,707                   5,469
      3,914                  11,998                  18,093                   81,741                  12,857
      1,664                   2,451                  12,027                   64,225                  23,951
         --                      --                      --                       --                      --
     21,382                  21,252                  17,172                   15,126                   4,093
     17,083                  25,940                  38,768                   67,399                   7,720
      3,669                   5,255                   5,569                   21,781                   1,274
     20,904                  22,591                  21,809                   22,792                      --
         --                      --                      --                       --                  58,990
      9,783                   9,886                  11,371                   10,805                   1,349
-----------             -----------             -----------             ------------             -----------
    196,362                 339,177                 588,285                1,225,390                 209,189
      1,091                      --                     362                       --                      14
-----------             -----------             -----------             ------------             -----------
    197,453                 339,177                 588,647                1,225,390                 209,203
-----------             -----------             -----------             ------------             -----------
   (151,447)                 52,717                  (3,175)                (615,563)                (72,949)
-----------             -----------             -----------             ------------             -----------



 (1,829,514)             (1,516,720)             (1,815,288)                      --              (3,557,202)
     37,508                  12,040                      --                       --                      --
-----------             -----------             -----------             ------------             -----------
 (1,792,006)             (1,504,680)             (1,815,288)                      --              (3,557,202)
-----------             -----------             -----------             ------------             -----------

  2,534,618               1,532,190              (6,583,205)              (9,655,481)             (5,101,872)

   (386,323)                 (7,105)                     --                       --                      --
-----------             -----------             -----------             ------------             -----------
  2,148,295               1,525,085              (6,583,205)              (9,655,481)             (5,101,872)
-----------             -----------             -----------             ------------             -----------
    356,289                  20,405              (8,398,493)              (9,655,481)             (8,659,074)
-----------             -----------             -----------             ------------             -----------
$   204,842             $    73,122             $(8,401,668)            $(10,271,044)            $(8,732,023)
===========             ===========             ===========             ============             ===========

                                       43
                                      ====
                    GAM FUNDS INC / STATEMENTS OF OPERATIONS                 GAM

Statements of Changes in Net Assets


                                                   GAM GLOBAL                 GAM INTERNATIONAL              GAM PACIFIC BASIN
                                           --------------------------    ----------------------------    --------------------------
PERIOD ENDED 30TH JUNE, 2002,
  (UNAUDITED) AND YEAR ENDED
  31ST DECEMBER, 2001                          2002           2001            2002            2001           2002           2001
                                           -----------    -----------    ------------    ------------    -----------    -----------
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations
Net Investment income/(loss)               $  (204,564)   $  (495,052)   $    700,595    $   (864,611)   $  (103,407)   $  (226,082)
Net realized gain/(loss)                      (627,821)    (2,813,640)    (13,897,271)    (82,503,380)    (1,047,904)    (2,956,939)
Unrealized appreciation/(depreciation)
  for the period                            (1,185,158)    (1,929,146)     12,412,548     (29,236,290)     1,348,065       (158,579)
                                           -----------    -----------    ------------    ------------    -----------    -----------

Net increase/(decrease) in net assets
  from operations                           (2,017,543)    (5,237,838)       (784,128)   (112,604,281)       196,754     (3,341,600)
Dividends paid to shareholders from:
Net realized gain on investments
  Class A                                           --             --              --              --             --             --
  Class B                                           --             --              --              --             --             --
  Class C                                           --             --              --              --             --             --
Capital share transactions (Note 4)         (2,045,242)   (14,431,408)    (43,666,163)   (191,327,740)       227,224     (5,703,468)
                                           -----------    -----------    ------------    ------------    -----------    -----------
Total increase/(decrease) in net assets     (4,062,785)   (19,669,246)    (44,450,291)   (303,932,021)       423,978     (9,045,068)
Net assets
Beginning of period                         22,376,739     42,045,985     233,041,953     536,973,974      9,995,452     19,040,520
                                           -----------    -----------    ------------    ------------    -----------    -----------
End of period                              $18,313,954    $22,376,739    $188,591,662    $233,041,953    $10,419,430    $ 9,995,452
                                           ===========    ===========    ============    ============    ===========    ===========

Accumulated net investment income/(loss)
  end of period                            $  (209,845)   $    (5,281)   $(12,684,718)   $(13,385,313)   $  (207,134)   $  (103,727)
                                           ===========    ===========    ============    ============    ===========    ===========

+ Period from 29th May, 2002 (Commencement of Operations) to 30th June, 2002.


See notes to financial statements.

                                       44
                                      ====
               GAM FUNDS INC / STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                                 GAM AMERICAN FOCUS
    GAM JAPAN CAPITAL              GAM EUROPE             GAM AMERICAN FOCUS            GAMERICA CAPITAL             LONG/SHORT+
------------------------   -------------------------   -------------------------   ---------------------------   ------------------



   2002          2001          2002          2001          2002          2001           2002           2001              2002
----------   -----------   -----------   -----------   -----------   -----------   ------------   ------------       -----------


$ (151,447)  $  (417,756)  $    52,717   $  (216,292)  $    (3,175)  $  (233,552)  $   (615,563)  $    (63,917)      $   (72,949)
(1,792,006)   (5,446,181)   (1,504,680)   (3,705,567)   (1,815,288)   (2,508,998)            --        (90,442)       (3,557,202)

 2,148,295     2,118,901     1,525,085    (2,915,273)   (6,583,205)      467,132     (9,655,481)    (2,418,785)       (5,101,872)
----------   -----------   -----------   -----------   -----------   -----------   ------------   ------------       -----------


   204,842    (3,745,036)       73,122    (6,837,132)   (8,401,668)   (2,275,418)   (10,271,044)    (2,573,144)       (8,732,023)


        --            --            --       (42,104)           --       (24,167)            --        (19,851)               --
        --            --            --        (5,572)           --        (3,264)            --         (3,719)               --
        --            --            --        (1,359)           --        (2,349)            --         (3,266)               --
  (605,420)   (7,923,939)    1,539,272       812,118    15,330,543    27,793,920     (5,204,633)    35,530,020        68,848,965
----------   -----------   -----------   -----------   -----------   -----------   ------------   ------------       -----------
  (400,578)  (11,668,975)    1,612,394    (6,074,049)    6,928,875    25,488,722    (15,475,677)    32,930,040        60,116,942

 9,313,414    20,982,389    22,785,329    28,859,378    53,097,274    27,608,552    129,083,131     96,153,091                --
----------   -----------   -----------   -----------   -----------   -----------   ------------   ------------       -----------
$8,912,836   $ 9,313,414   $24,397,723   $22,785,329   $60,026,149   $53,097,274   $113,607,454   $129,083,131       $60,116,942
==========   ===========   ===========   ===========   ===========   ===========   ============   ============       ===========

$ (245,924)  $   (94,477)  $    31,537   $   (21,180)  $    (3,175)  $        --   $   (643,339)  $    (27,776)      $   (72,949)
==========   ===========   ===========   ===========   ===========   ===========   ============   ============       ===========

                                       45
                                      ====
               GAM FUNDS INC / STATEMENTS OF CHANGES IN NET ASSETS           GAM

Notes to Financial Statements
================================================================================


AS AT 30TH JUNE, 2002 (UNAUDITED)

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

GAM Funds, Inc. (the "Company"), is an open-end diversified investment company registered under the Investment Company Act of 1940 comprised of eight portfolios: GAM Global Fund, GAM International Fund, GAM Pacific Basin Fund, GAM Japan Capital Fund, GAM Europe Fund, GAM American Focus Fund, GAMerica Capital Fund and GAM American Focus Long/Short Fund (the "Funds").

Each Fund seeks long-term capital appreciation by investing primarily in equity securities. GAM Global Fund invests primarily in securities of companies in the United States, Europe, the Pacific Basin and Canada. GAM International Fund invests primarily in securities of companies in Europe, the Pacific Basin and Canada. GAM Pacific Basin Fund invests primarily in securities of companies in the Pacific Basin. GAM Japan Capital Fund invests primarily in securities of companies in Japan. GAM Europe Fund invests primarily in securities of companies in Europe. GAM American Focus Fund invests primarily in securities of companies in the United States and Canada. GAMerica Capital Fund invests primarily in securities of companies in the United States. GAM American Focus Long/Short Fund invests primarily in the stocks of selected large and mid-capitalization North American companies.

The Funds offer Class A, Class B, Class C and Class D shares. Class A, Class B and Class C shares currently are available for all funds and Class D shares currently are available only for GAM International Fund, GAM Global Fund and GAM Pacific Basin Fund. Class A shares are sold with a front-end sales charge of up to 5.5%, Class C shares are sold with a front-end sales charge of 1.0% and Class D shares are sold with a front-end sales charge of up to 3.5%. There is no front-end sales charge on Class B. Class B shares are currently sold with a contingent deferred sales charge, which declines from 5.0% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1.0%. The four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears its separate distribution and certain class expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required by federal or state law. The following is a summary of significant accounting policies followed in the preparation of the Company's financial statements.

VALUATION OF SECURITIES

Investment securities are stated at value based on the last sale price on the principal exchange on which the securities are traded, or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price. Short-term securities maturing in 60 days or less are valued on an amortized cost basis which approximates market value. Forward foreign currency contracts are valued at the forward rate and are marked to market daily. Other securities for which market quotations are not readily available are valued at fair value as determined by or under the direction of the Board of Directors.

FOREIGN CURRENCY

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books, and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

FOREIGN CURRENCY CONTRACTS

Each Fund may enter into forward foreign currency exchange contracts primarily in order to hedge against foreign currency exchange rate risks on the non-US dollar denominated investment securities. These contracts are valued daily and the Funds' equity therein, representing unrealized gain or loss on the contracts, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

FUTURES CONTRACTS

Initial margin deposits made with respect to futures contracts traded on domestic exchanges are maintained by the Funds' custodian in segregated asset accounts. Initial margin deposits made upon entering into futures contracts traded on foreign exchanges are

                                       46
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================

recognized as assets due from the broker (the Funds' agent in acquiring the futures positions). These deposits are made by the Funds as a partial guarantee of their performance under the contract. Subsequent changes in the daily valuation of open contracts are recognized as unrealized gains or losses. Variation margin payments are made or received on domestically traded futures as appreciation or depreciation in the value of these contracts. Realized gains or losses are recorded when a contract is closed.

SHORT SALES

The GAM American Focus Long/Short Fund may from time to time engage in short selling of securities. Short selling is an investment technique wherein the Fund sells a security it does not own, anticipating a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or amounts in lieu of dividends or interest the Fund may be required to pay in connection with a short sale.

OPTION CONTRACTS

The Funds may invest, for hedging and other purposes, in call and put options on securities, currencies and futures contracts. Call and put options give the Funds the right but not the obligation to buy (calls) or sell (puts) the instrument underlying the option at a specified price. The premium paid on the option, should it be exercised, will, on a call, increase the cost of the instrument acquired and, on a put, reduce the proceeds received from the sale of the instrument underlying the option. If the options are not exercised, the premium paid will be recorded as a capital loss upon expiration. The Funds may incur additional risk to the extent that the value of the underlying instrument does not correlate with the movement of the option value.

FEDERAL INCOME TAXES

It is each Fund's policy to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for Federal income taxes is required.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may affect the per share distribution between net investment income and realized and unrealized gain/(loss). The calculation of Net Investment Income per share in the Financial Highlights excludes these adjustments. Undistributed net investment income/(loss) and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

CHANGE IN ACCOUNTING PRINCIPLE:

As required, effective 1st January, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount or premiums on debt securities. Prior to 1st January, 2001 the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Funds.

                                       47
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS              GAM

================================================================================

OTHER

Securities transactions are recorded on trade date. Interest is accrued on a daily basis. Dividend income is recorded on the ex-dividend date, except that certain dividends on foreign securities are recorded as soon as information is available to the Fund. Interest expense primarily relates to custodian bank overdraft charges incurred during the year.

NOTE 2. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

GAM International Management Limited ("GIML"), the Investment Adviser of GAM Global Fund, GAM International Fund, GAM Pacific Basin Fund, GAM Japan Capital Fund, GAM Europe Fund, GAMerica Capital Fund and Global Asset Management ("GAM USA"), Inc., the Investment Adviser for GAM American Focus Fund, each receives a fee under agreements with the Company equivalent to 1.00% per annum of each Fund's average daily net assets. GAM American Focus Long/Short Fund pays its Investment Adviser, GAM USA, a fee that is comprised of two components. The first component is a base fee equal to 1.50% annualized, of the GAM American Focus Long/Short Fund's average daily net assets. The second component is a performance adjustment that either increases or decreases the base fee, depending on how the Fund has performed relative to its benchmark, the S&P 500 Composite Index (the "S&P"). This performance adjustment will not become effective until 29th May, 2003. GAM USA, Inc. became the sole Investment Adviser for the GAM American Focus Fund on 26th April, 2001.

Effective December 17, 1999, UBS AG, a banking corporation organized under the laws of Switzerland, acquired all the outstanding shares of Global Asset Management Limited (the "Acquisition"). Global Asset Management Limited indirectly wholly owns GAM International Management Limited, the Investment Adviser to the Funds. The Acquisition resulted in a change of control of GAM International Management Limited. Thus, pursuant to the Investment Company Act of 1940, prior to the completion of the Acquisition, the Board of Directors considered the continuance of the then current Amended and Restated Investment Advisory Contract dated April 14, 1994 (the "GAM Contract") with GAM International Management Limited as the Investment Adviser to the Funds. The Board of Directors on September 29, 1999 (including a majority of the Directors who were not parties to the GAM Contract or interested person of any such party) approved the continuance of the GAM Contract on behalf of each Fund, which approval was further ratified by the Board (including a majority of the Directors who were not parties to the GAM Contract or interested person of any such party) on behalf of each Fund on October 27, 1999. The shareholders of each Fund approved the continuance of the GAM Contract on October 26, 1999. As such, a new Amended and Restated Investment Advisory Contract was executed upon completion of the Acquisition with identical terms and conditions as the original GAM Contract.

GAM Services, Inc. acts as principal underwriter of the Fund. For the six months ended 30th June, 2002 GAM Services, Inc. retained front-end sales load charges of $85,526 and contingent deferred sales charges of $8,028 from the sale of Fund shares. Front end sales charges are waived for Class A and Class D purchases of $1 million or more, but are subject to contingent deferred sales charges of 1.00% for shares sold within 12 months of purchase.

Effective 5th September, 1995, the Funds adopted a Class D Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 which provides for payments by the Funds to GAM Services at the annual rate of up to 0.50% of each applicable Fund's average net assets attributable to Class D Shares.

Effective 9th October, 1996, the Funds adopted a Class A Distribution Plan pursuant to this rule which provides for payments by the Funds to GAM Services at the annual rate of up to 0.30% of each applicable Fund's average net assets attributable to Class A shares. Effective 29th April, 1998, the Funds adopted a Class B and Class C Distribution Plan pursuant to this rule which provides for payments by the Funds to GAM Services at the annual rate of up to 1.00% of each applicable Fund's average net assets attributable to Class B and Class C shares.

NOTE 3. DIRECTORS FEES

The Funds do not pay any compensation to their officers or to any directors, officers or employees of GAM International Management Limited, GAM Services Inc. or their affiliates. Each disinterested director is compensated by each Fund as follows:

                                                                                                                              GAM
                                                         GAM           GAM                        GAM                      AMERICAN
                             GAM           GAM         PACIFIC        JAPAN          GAM       AMERICAN      GAMERICA       FOCUS
                            GLOBAL     INTERNATIONAL    BASIN        CAPITAL        EUROPE       FOCUS        CAPITAL     LONG/SHORT
------------------------------------------------------------------------------------------------------------------------------------
Capital Annual Retainer     $3,125        $3,125        $3,125        $3,125        $3,125       $3,125        $3,125       $3,125
Annual Meeting Fee             500           500           500           500           500          500           500          500

                                       48
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================

NOTE 4. CAPITAL STOCK

At 30th June, 2002, GAM Funds, Inc. had 1,550,000,000 shares of common stock, $0.001 par value authorized. For each of the eight active funds shares were allocated as follows: 85,000,000, 60,000,000, 20,000,000 and 25,000,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM Global; 260,000,000, 140,000,000, 75,000,000 and 50,000,000 shares, respectively, were allocated to each of Class A, Class B, Class C and Class D of GAM International; 60,000,000, 40,000,000, 20,000,000 and 25,000,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM Pacific Basin; 55,000,000, 40,000,000, 20,000,000 and 12,500,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM Japan Capital; 60,000,000, 40,000,000, 20,000,000 and 25,000,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM Europe; 55,000,000, 40,000,000, 15,000,000 and 25,000,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM American Focus; 30,000,000, 20,000,000, 15,000,000 and 25,000,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAMerica Capital; while 25,000,000, 20,000,000, and 10,000,000 shares, respectively, were allocated to Class A, Class B and Class C of GAM American Focus Long/Short Fund.

Changes in each Fund's capital stock are summarized as follows:

                                        Class A                    Class B                  Class C                   Class D
                              --------------------------   ----------------------   ----------------------   ----------------------
                                   Shares            US$     Shares           US$     Shares           US$     Shares           US$
                              -----------   ------------   --------   -----------   --------   -----------   --------   -----------
GAM GLOBAL

SIX MONTHS ENDING 30TH JUNE, 2002

Shares sold                        72,399      1,075,980      6,087        86,510      1,138        16,577          1            10
Redemption fees                        --             69         --            --         --            --         --            --
Shares reinvested                      --             --         --            --         --            --         --            --
Shares redeemed                  (129,378)    (1,925,751)   (49,782)     (730,286)   (25,955)     (379,067)   (12,982)     (189,284)
                              -----------   ------------   --------   -----------   --------   -----------   --------   -----------
Net decrease                      (56,979)      (849,702)   (43,695)     (643,776)   (24,817)     (362,490)   (12,981)     (189,274)
                              ===========   ============   ========   ===========   ========   ===========   ========   ===========
YEAR ENDING 31ST DECEMBER, 2001

Shares sold                       127,954      2,025,451     44,039       680,830      3,105        47,114      2,706        40,798
Shares reinvested                      --             --         --            --         --            --         --            --
Shares redeemed                  (885,764)   (13,947,538)  (106,154)   (1,630,892)   (61,974)     (941,378)   (45,817)     (705,793)
                              -----------   ------------   --------   -----------   --------   -----------   --------   -----------
Net decrease                     (757,810)   (11,922,087)   (62,115)     (950,062)   (58,869)     (894,264)   (43,111)     (664,995)
                              ===========   ============   ========   ===========   ========   ===========   ========   ===========

GAM INTERNATIONAL

SIX MONTHS ENDING 30TH JUNE, 2002

Shares sold                     1,372,428     20,542,920     19,876       303,231      7,214       109,922      2,414        36,181
Redemption Fees                        --         36,348         --            --         --            --         --            --
Shares reinvested                      --             --         --            --         --            --         --            --
Shares redeemed                (3,730,670)   (56,266,004)  (167,222)   (2,511,126)  (169,601)   (2,582,978)  (221,519)   (3,334,657)
                              -----------   ------------   --------   -----------   --------   -----------   --------   -----------
Net decrease                   (2,358,242)   (35,686,736)  (147,346)   (2,207,895)  (162,387)   (2,473,056)  (219,105)   (3,298,476)
                              ===========   ============   ========   ===========   ========   ===========   ========   ===========
YEAR ENDING 31ST DECEMBER, 2001

Shares sold                     5,232,444     86,712,177     40,622       684,833     76,981     1,389,703     67,125     1,228,777
Redemption Fees                        --         13,640         --            --         --            --         --            --
Shares reinvested                      --             --         --            --         --            --         --            --
Shares redeemed               (14,639,660)  (244,756,118)  (624,280)  (10,356,485)  (616,942)  (10,576,277)  (909,798)  (15,667,990)
                              -----------   ------------   --------   -----------   --------   -----------   --------   -----------
Net decrease                   (9,407,216)  (158,030,301)  (583,658)   (9,671,652)  (539,961)   (9,186,574)  (842,673)  (14,439,213)
                              ===========   ============   ========   ===========   ========   ===========   ========   ===========

GAM PACIFIC BASIN

SIX MONTHS ENDING 30TH JUNE, 2002

Shares sold                       122,073      1,005,370      9,473        82,928        189         1,347         --            --
Redemption Fees                        --          1,016         --            --         --            --         --            --
Shares reinvested                      --             --         --            --         --            --         --            --
Shares redeemed                   (71,059)      (580,777)   (17,971)     (153,365)    (3,283)      (23,698)   (13,669)     (105,597)
                              -----------   ------------   --------   -----------   --------   -----------   --------   -----------
Net increase/(decrease)            51,014        425,609     (8,498)      (70,437)    (3,094)      (22,351)   (13,669)     (105,597)
                              ===========   ============   ========   ===========   ========   ===========   ========   ===========
YEAR ENDING 31ST DECEMBER, 2001

Shares sold                       621,082      5,481,739     22,993       189,206     16,180       108,289      6,619        50,606
Redemption Fees                        --            573         --            --         --            --         --            --
Shares reinvested                      --             --         --            --         --            --         --            --
Shares redeemed                (1,155,854)    (9,588,088)  (172,348)   (1,528,879)   (23,890)     (181,760)   (29,459)     (235,154)
                              -----------   ------------   --------   -----------   --------   -----------   --------   -----------
Net decrease                     (534,772)    (4,105,776)  (149,355)   (1,339,673)    (7,710)      (73,471)   (22,840)     (184,548)
                              ===========   ============   ========   ===========   ========   ===========   ========   ===========

                                       49
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS              GAM

                                                    Class A                        Class B                        Class C
                                           --------------------------     --------------------------     --------------------------
                                               Shares             US$         Shares             US$         Shares             US$
                                           ----------     -----------     ----------     -----------     ----------     -----------
GAM JAPAN CAPITAL

SIX MONTHS ENDING 30TH JUNE, 2002

Shares sold                                   457,844       2,591,827          8,153          48,808          5,967          35,120
Redemption Fees                                    --           3,956             --              --             --              --
Shares reinvested                                  --              --             --              --             --              --
Shares redeemed                              (547,481)     (3,162,347)       (19,423)       (112,426)        (1,764)        (10,358)
                                           ----------     -----------     ----------     -----------     ----------     -----------
Net increase/(decrease)                       (89,637)       (566,564)       (11,270)        (63,618)         4,203          24,762
                                           ==========     ===========     ==========     ===========     ==========     ===========
YEAR ENDING 31ST DECEMBER, 2001

Shares sold                                 1,454,610       9,981,150         10,099          67,132          7,669          64,894
Shares reinvested                                  --              --             --              --             --              --
Shares redeemed                            (2,568,399)    (17,425,040)       (56,700)       (391,715)       (30,898)       (220,360)
                                           ----------     -----------     ----------     -----------     ----------     -----------
Net decrease                               (1,113,789)     (7,443,890)       (46,601)       (324,583)       (23,229)       (155,466)
                                           ==========     ===========     ==========     ===========     ==========     ===========

GAM EUROPE

SIX MONTHS ENDING 30TH JUNE, 2002

Shares sold                                   367,091       3,462,983          2,720          25,591            321           2,842
Shares reinvested                                  --              --             --              --             --              --
Shares redeemed                              (161,057)     (1,524,679)       (31,715)       (293,188)       (15,164)       (134,277)
                                           ----------     -----------     ----------     -----------     ----------     -----------
Net increase/(decrease)                       206,034       1,938,304        (28,995)       (267,597)       (14,843)       (131,435)
                                           ==========     ===========     ==========     ===========     ==========     ===========
YEAR ENDING 31ST DECEMBER, 2001

Shares sold                                 1,534,225      16,454,595         45,237         478,510         15,080         166,858
Shares reinvested                               3,110          32,186            361           3,681            115           1,130
Shares redeemed                            (1,463,146)    (15,095,825)       (93,560)       (954,028)       (28,231)       (274,989)
                                           ----------     -----------     ----------     -----------     ----------     -----------
Net increase/(decrease)                        74,189       1,390,956        (47,962)       (471,837)       (13,036)       (107,001)
                                           ==========     ===========     ==========     ===========     ==========     ===========

GAM AMERICAN FOCUS

SIX MONTHS ENDING 30TH JUNE, 2002

Shares sold                                 1,014,170      15,055,305         75,707       1,077,348         79,088       1,135,767
Shares reinvested                                  --              --             --              --             --              --
Shares redeemed                               (85,479)     (1,237,114)       (28,385)       (400,601)       (21,308)       (300,162)
                                           ----------     -----------     ----------     -----------     ----------     -----------
Net increase                                  928,691      13,818,191         47,322         676,747         57,780         835,605
                                           ==========     ===========     ==========     ===========     ==========     ===========
YEAR ENDING 31ST DECEMBER, 2001

Shares sold                                 2,304,272      34,778,557         90,190       1,318,053         78,517       1,191,508
Shares reinvested                               1,479          22,229            139           2,049             24             351
Shares redeemed                              (486,395)     (6,975,192)       (80,383)     (1,125,777)       (97,437)     (1,417,858)
                                           ----------     -----------     ----------     -----------     ----------     -----------
Net increase/(decrease)                     1,819,356      27,825,594          9,946         194,325        (18,896)       (225,999)
                                           ==========     ===========     ==========     ===========     ==========     ===========

GAMERICA CAPITAL

SIX MONTHS ENDING 30TH JUNE, 2002

Shares sold                                   540,866      11,460,801         71,475       1,508,068         49,830       1,041,804
Shares reinvested                                  --              --             --              --             --              --
Shares redeemed                              (749,709)    (15,821,917)       (71,586)     (1,504,117)       (90,517)     (1,889,272)
                                           ----------     -----------     ----------     -----------     ----------     -----------
Net increase/(decrease)                      (208,843)     (4,361,116)          (111)          3,951        (40,687)       (847,468)
                                           ==========     ===========     ==========     ===========     ==========     ===========
YEAR ENDING 31ST DECEMBER, 2001

Shares sold                                 2,102,651      45,629,039        259,048       5,614,557        179,731       3,891,727
Shares reinvested                                 783          17,179            119           2,587            118           2,558
Shares redeemed                              (733,236)    (15,639,244)      (100,660)     (2,169,779)       (87,683)     (1,818,604)
                                           ----------     -----------     ----------     -----------     ----------     -----------
Net increase                                1,370,198      30,006,974        158,507       3,447,365         92,166       2,075,681
                                           ==========     ===========     ==========     ===========     ==========     ===========

GAM AMERICAN FOCUS LONG/SHORT*

SIX MONTHS ENDING 30TH JUNE, 2002

Shares sold                                 2,409,935      24,090,247      1,747,758      17,464,464      3,148,442      31,475,035
Shares reinvested                                  --              --             --              --             --              --
Shares redeemed                              (170,651)     (1,584,785)      (118,287)     (1,157,481)      (152,237)     (1,438,515)
                                           ----------     -----------     ----------     -----------     ----------     -----------
Net increase                                2,239,284      22,505,462      1,629,471      16,306,983      2,996,205      30,036,520
                                           ==========     ===========     ==========     ===========     ==========     ===========

* The Fund commenced operations on 29th May, 2002.

                                       50
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================

NOTE 5. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds of sales of investment securities for the six months ended 30th June, 2002 excluding short-term securities, were as follows:

                                                                                                                             GAM
                                                          GAM          GAM                       GAM                      AMERICAN
                                GAM          GAM        PACIFIC       JAPAN        GAM         AMERICAN     GAMERICA        FOCUS
                              GLOBAL    INTERNATIONAL    BASIN       CAPITAL      EUROPE         FOCUS       CAPITAL     LONG/SHORT*
------------------------------------------------------------------------------------------------------------------------------------
In US$
Purchases                   9,469,060    48,037,730    1,831,670    5,513,648    8,507,015    95,492,105    3,793,730    75,833,958
Sales                      11,540,591    95,841,295    2,746,012    6,194,307    6,659,424    81,177,670           --    65,736,953

* The Fund commenced operations on 29th May, 2002

Realized gains and losses are reported on an identified cost basis. At 30th June, 2002 the aggregate gross unrealized appreciation and depreciation of securities, based on cost for federal income tax purposes, were as follows:

                                                                                                                             GAM
                                                   GAM          GAM                          GAM                          AMERICAN
                     GAM           GAM           PACIFIC       JAPAN          GAM          AMERICAN       GAMERICA          FOCUS
                   GLOBAL     INTERNATIONAL       BASIN       CAPITAL        EUROPE          FOCUS         CAPITAL       LONG/SHORT
------------------------------------------------------------------------------------------------------------------------------------
In US$
Appreciation     1,281,779      10,965,115        547,514      427,163      1,707,189      2,218,648      19,827,111      1,034,861
Depreciation    (2,170,763)    (20,800,362)    (1,786,207)    (669,629)    (2,019,418)    (5,811,711)    (17,892,760)    (6,340,085)
                ----------     -----------     ----------     --------     ----------     ----------     -----------     ----------
Net               (888,984)     (9,835,247)    (1,238,693)    (242,466)      (312,229)    (3,593,063)      1,934,351     (5,305,224)
                ==========     ===========     ==========     ========     ==========     ==========     ===========     ==========
Cost for
Federal
Income Tax
Purposes        18,098,443     195,618,761     11,420,964     9,044,336    24,620,539     63,803,643     112,086,556     36,094,256
                ==========     ===========     ==========     ========     ==========     ==========     ===========     ==========

At 31st December, 2001, the Funds had tax basis net capital losses as follows. These losses may be carried over to offset future capital gains through the expiration dates shown:

                                                               GAM             GAM                            GAM
                              GAM             GAM            PACIFIC         JAPAN             GAM          AMERICAN       GAMERICA
                            GLOBAL       INTERNATIONAL        BASIN          CAPITAL         EUROPE           FOCUS         CAPITAL
------------------------------------------------------------------------------------------------------------------------------------
In US$                    (2,916,065)     (77,516,753)     (2,960,414)     (5,070,730)     (2,831,437)     (2,088,500)     (605,810)
                                  --      (25,004,717)       (483,511)             --              --              --            --
                                                          (14,482,801)
                                                             (362,835)

Carryforward                                31st Dec.       31st Dec.
Expiration dates                2009             2009            2009            2009            2009            2009          2009
                                                 2006            2007,             --              --              --            --
                                                               2006 &              --
                                                                 2005
Post October loss

Carryforward                 (21,823)      (2,679,343)       (562,264)       (534,781)       (670,405)       (326,225)           --

                                       51
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS              GAM

================================================================================

Distributions to Shareholders

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax character of distributions paid during year ended December 31, 2001:

                                                                  GAM           GAM                         GAM
                                   GAM             GAM          PACIFIC       JAPAN           GAM         AMERICAN       GAMERICA
                                 GLOBAL       INTERNATIONAL      BASIN        CAPITAL        EUROPE         FOCUS         CAPITAL
------------------------------------------------------------------------------------------------------------------------------------
Ordinary income                         --              --             --            --            --             --             --
Long-term
capital gain                            --              --             --            --        49,035         29,780         26,836
                              ------------    ------------    -----------    ----------    ----------    -----------    -----------
                                        --              --             --            --        49,035         29,780         26,836
                              ============    ============    ===========    ==========    ==========    ===========    ===========

At December 31, 2001, the components of net assets (excluding paid in capital) on a tax basis were as follows:

                                                                  GAM           GAM                         GAM
                                   GAM             GAM          PACIFIC       JAPAN           GAM         AMERICAN       GAMERICA
                                 GLOBAL       INTERNATIONAL      BASIN        CAPITAL        EUROPE         FOCUS         CAPITAL
------------------------------------------------------------------------------------------------------------------------------------
Currently distributable
ordinary income                         --              --             --            --            --             --             --
Plus/less: cumulative
timing differences                  (5,281)    (13,173,062)        (6,355)      (90,333)      (21,180)            --             --
                              ------------    ------------    -----------    ----------    ----------    -----------    -----------
Undistributed
ordinary income
or (overdistribution)
of ordinary income                  (5,281)    (13,173,062)        (6,355)      (90,333)      (21,180)            --             --
                              ============    ============    ===========    ==========    ==========    ===========    ===========
Tax basis capital
loss carryover                  (2,916,065)   (102,521,470)   (18,289,561)   (5,070,730)   (2,831,437)    (2,088,500)      (605,810)
Plus/(less)
cumulative timing
differences                        (16,542)     (2,631,342)      (555,909)     (444,448)     (649,226)      (326,225)            --
                              ------------    ------------    -----------    ----------    ----------    -----------    -----------
Accumulated
capital loss                    (2,932,607)   (105,152,812)   (18,845,470)   (5,515,178)   (3,480,663)    (2,414,725)      (605,810)
                              ============    ============    ===========    ==========    ==========    ===========    ===========
Book unrealized
appreciation/
(depreciation)                     340,898     (22,473,263)    (2,654,725)   (2,519,678)   (1,822,752)     2,990,142     11,513,700
Plus/(less): cumulative
timing differences                 (38,381)     (1,663,042)      (331,745)     (733,287)     (817,229)      (108,467)       (27,776)
                              ------------    ------------    -----------    ----------    ----------    -----------    -----------
Unrealized
appreciation/
(depreciation)                     302,517     (24,136,305)    (2,986,470)   (3,252,965)   (2,639,981)     2,881,675     11,485,924
                              ============    ============    ===========    ==========    ==========    ===========    ===========
                                (2,635,371)   (142,462,179)   (21,838,295)   (8,858,476)   (6,141,824)       466,950     10,880,114
                              ============    ============    ===========    ==========    ==========    ===========    ===========

The differences in GAM Global Fund, GAM Europe Fund and GAM American Focus Fund between book and tax basis unrealized appreciation/(depreciation) are primarily attributable to wash sales. The cumulative timing difference under ordinary income and capital loss carryover is due to post October losses.

The differences in GAM International Fund between book and tax basis unrealized appreciation/(depreciation) are primarily attributable to wash sales, investments in passive foreign investment companies and the current year forward currency contract marked to market. The cumulative timing difference under ordinary income and capital loss carryover is due to the current year post October losses as well as an additional prior year section 988 post October loss.

                                       52
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================

The differences in GAM Pacific Basin Fund between book and tax basis unrealized appreciation/(depreciation) is primarily attributable to wash sales, passive foreign investment companies marked to market adjustments, and current year forward currency contracts marked to market. The cumulative timing difference under ordinary income and capital loss carryover is due to post October losses.

The differences in GAM Japan Capital Fund between book and tax basis unrealized appreciation/(depreciation) is primarily attributable to wash sales, investments in passive foreign investment companies, and current year forward currency contracts marked to market. The cumulative timing difference under ordinary income and capital loss carryover is due to post October losses.

The differences in GAMerica Capital Fund between book and tax basis unrealized appreciation/(depreciation) is primarily attributable to the timing of the recognition of interest income.

Foreign taxes withheld from dividends and interest for the six months ended 30th June, 2002 were as follows:

                                                                                                                              GAM
                                                             GAM          GAM                       GAM                    AMERICAN
                                  GAM          GAM         PACIFIC      JAPAN          GAM       AMERICAN     GAMERICA       FOCUS
                                GLOBAL    INTERNATIONAL     BASIN       CAPITAL      EUROPE        FOCUS       CAPITAL    LONG/SHORT
------------------------------------------------------------------------------------------------------------------------------------
In US$
Dividends                       11,361       414,500        7,933        7,743       62,574         512           --            --
Interest                            --            --           --           --           --          --           --            --

NOTE 6. FINANCIAL INSTRUMENTS

During the period, several of the Funds have been party to financial instruments with off-balance sheet risks, including forward foreign currency contracts and futures contracts, primarily in an attempt to minimize the risk to the Fund, in respect of its portfolio transactions. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from unexpected movement in currencies, securities values and interest rates. The contract amounts indicate the extent of the Funds' involvement in such contracts.

Forwards: When entering a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed upon future date.

At 30th June, 2002, the Funds had outstanding forward contracts for the purchase and sale of currencies as set out below. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, or the date an offsetting position, if any, has been entered into.


                                       53
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS              GAM

================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          Net
                                                                                                                      Unrealized
                                                         Local             Settlement               Market           Appreciation/
                                                       Currency               Date                   Value          (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          US$                 US$
GAM INTERNATIONAL FUND
To sell:

Japanese Yen                                         1,283,412,000         9th December 2002       10,750,807            (358,807)
                                                                                                                        ---------
Net equity in foreign currency exchange contracts                                                                        (358,807)
                                                                                                                        =========
GAM PACIFIC BASIN FUND
To sell:

Japanese Yen                                           223,344,000        12th December 2002        1,870,894             (70,894)
                                                                                                                        ---------
Net equity in foreign currency exchange contracts                                                                         (70,894)
                                                                                                                        =========
JAPAN CAPITAL FUND
To sell:

Japanese Yen                                           444,308,700        12th December 2002        3,721,858            (141,034)
Japanese Yen*                                           38,362,500        12th December 2002          310,000                (824)
Japanese Yen*                                           38,362,500        12th December 2002          310,000                   -
                                                                                                                        ---------
Net equity in foreign currency exchange contracts                                                                        (141,858)
                                                                                                                        =========

*The fund has entered into offsetting forward foreign currency contracts.

At 30th June, 2002, the Funds had sufficient cash and/or securities to cover any commitments under these contracts.

Futures: A futures contract obligates one party to sell and the other party to purchase a specific instrument for an agreed price on an agreed future date. At 30th June, 2002, the Funds had outstanding futures contracts as set out below:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Net
                                            Number of         Maturity                             Market           Unrealized
                                            Contracts           Date               Cost             Value           Gain/(Loss)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                        US$              US$              US$
GAM AMERICAN FOCUS LONG/SHORT FUND
To buy:

Standard & Poor's 500                          64        20th September 2002     15,991,098       15,841,600         (149,498)
Standard & Poor's 500                          54        20th September 2002     13,013,500       13,366,350          352,850
                                                                                                                     --------
                                                                                                                      203,352
                                                                                                                     ========

At 30th June, 2002, cash in the amount of $2,112,350 was on deposit in a segregated custodian account as collateral for these futures contracts.

NOTE 7. PORTFOLIO RISKS

FOREIGN INVESTMENTS

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and

                                       54
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================

more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

SHORT SALES

Short sales by the Fund involve risk. If the Fund incorrectly predicts that the price of the borrowed security will decline, the Fund will have to replace the securities sold short with securities with a greater value than the amount received from the sale. As a result, losses from short sales may be unlimited, whereas losses from long positions can equal only the total amount invested.

NOTE 8. REVOLVING DEMAND NOTE

During the six months ended 30th June, 2002, there were no loans outstanding.

                                       55
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS              GAM

NOTE 9. FINANCIAL HIGHLIGHTS

GAM GLOBAL FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                            CLASS A
------------------------------------------------------------------------------------------------------------------------------------

                                                          ========================================================================
                                                          2002(a)         2001         2000         1999         1998        1997
                                                          ------         ------      -------      -------      -------      ------
NET ASSET VALUE,
  beginning of period                                     $15.19         $17.53      $ 21.75      $ 19.04      $ 18.71      $14.35
                                                          ------         ------      -------      -------      -------      ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss) (b)                           (0.12)         (0.23)       (0.26)       (0.13)       (0.05)      (0.04)
Net realized and unrealized gain/(loss) on
  investments                                              (1.34)         (2.11)       (3.31)        2.84         0.55        5.04
                                                          ------         ------      -------      -------      -------      ------
Total from investment operations                           (1.46)         (2.34)       (3.57)        2.71         0.50        5.00
                                                          ------         ------      -------      -------      -------      ------

LESS DISTRIBUTIONS
Dividends from net investment income                          --             --           --           --           --       (0.02)
Dividends in excess of net investment income                  --             --        (0.48)          --           --          --
Distributions from net realized gains                         --             --        (0.17)          --        (0.17)      (0.62)
                                                          ------         ------      -------      -------      -------      ------
Total distributions                                           --             --        (0.65)          --        (0.17)      (0.64)
                                                          ------         ------      -------      -------      -------      ------
Net asset value, end of period                            $13.73         $15.19      $ 17.53      $ 21.75      $ 19.04      $18.71
                                                          ======         ======      =======      =======      =======      ======
TOTAL RETURN
Total return for the period
  without deduction of sales load (*)                      (9.61)%       (13.35)%     (16.34)%      14.23%        2.57%      34.95%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                               $   13         $   15      $    31      $    67      $   140      $   66
Ratio of expenses to average net assets                     3.03%(c)       2.72%        2.13%        1.89%        1.71%       1.83%
Ratio of net investment loss to average net assets         (1.69)%(c)     (1.52)%      (1.34)%      (0.69)%      (0.25)%     (0.25)%
Portfolio turnover rate                                       50%            58%         199%         107%         123%         48%

                                       56
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------  ---------------------------------------------------------
                        CLASS B                                                      CLASS C
---------------------------------------------------------  ---------------------------------------------------------

====================================================================================================================
2002(a)       2001       2000       1999     1998(d)       2002(a)       2001       2000       1999     1998(e)
------       ------    -------    -------    -------       ------       ------    -------    -------    -------
$15.05       $17.50     $21.66     $19.11     $20.99       $15.06       $17.53     $21.63     $19.10     $21.06
------       ------    -------    -------    -------       ------       ------    -------    -------    -------


 (0.19)       (0.36)     (0.40)     (0.30)     (0.13)       (0.21)       (0.39)     (0.41)     (0.30)     (0.14)

 (1.31)       (2.09)     (3.29)      2.85      (1.75)       (1.32)       (2.08)     (3.27)      2.83      (1.82)
------       ------    -------    -------    -------       ------       ------    -------    -------    -------
 (1.50)       (2.45)     (3.69)      2.55      (1.88)       (1.53)       (2.47)     (3.68)      2.53      (1.96)
------       ------    -------    -------    -------       ------       ------    -------    -------    -------


    --           --         --         --         --           --           --         --         --         --
    --           --      (0.30)        --         --           --           --      (0.25)        --         --
    --           --      (0.17)        --         --           --           --      (0.17)        --         --
------       ------    -------    -------    -------       ------       ------    -------    -------    -------
    --           --      (0.47)        --         --           --           --      (0.42)        --         --
------       ------    -------    -------    -------       ------       ------    -------    -------    -------
$13.55       $15.05     $17.50     $21.66     $19.11       $13.53       $15.06     $17.53     $21.63     $19.10
======       ======    =======    =======    =======       ======       ======    =======    =======    =======


 (9.97)%     (14.00)%   (16.96)%    13.34%     (8.96)%     (10.16)%     (14.09)%   (16.97)%    13.25%     (9.31)%


    $3           $4         $6         $9        $10           $2           $2         $3         $8         $9
  3.94%(c)     3.58%      2.92%      2.76%      2.70%(c)     4.24%(c)     3.74%      2.95%      2.77%      2.83%(c)
 (2.62)%(c)   (2.37)%    (2.11)%    (1.61)%    (1.14)%(c)   (2.91)%(c)   (2.53)%    (2.16)%    (1.62)%    (1.27)%(c)
    50%          58%       199%       107%       123%          50%          58%       199%       107%       123%


--------------------------------------------------------------
                           CLASS D
--------------------------------------------------------------

==============================================================
2002(a)       2001      2000       1999        1998      1997
------       ------    -------    -------    -------    ------
$14.95       $17.36     $21.41     $18.79     $18.50    $14.22
------       ------    -------    -------    -------    ------


 (0.22)       (0.33)     (0.33)     (0.18)     (0.08)    (0.09)

 (1.30)       (2.08)     (3.23)      2.80       0.54      5.02
------       ------    -------    -------    -------    ------
 (1.52)       (2.41)     (3.56)      2.62       0.46      4.93
------       ------    -------    -------    -------    ------


    --           --         --         --         --     (0.03)
    --           --       (.32)        --         --        --
    --           --       (.17)        --      (0.17)    (0.62)
------       ------    -------    -------    -------    ------
    --           --       (.49)        --      (0.17)    (0.65)
------       ------    -------    -------    -------    ------
$13.43       $14.95     $17.36     $21.41     $18.79    $18.50
======       ======    =======    =======    =======    ======


(10.17)%     (13.88)%   (16.57)%    13.94%      2.38%    34.80%


    $1           $1         $2         $6        $10        $4
  4.41%(c)     3.35%      2.51%      2.16%      1.87%     2.01%
 (3.09)%(c)   (2.14)%    (1.76)%    (0.98)%    (0.41)%   (0.53)%
    50%          58%       199%       107%       123%       48%

(a)  For the six months ended 30th June, 2002 (unaudited).

(b) Net investment income per share has been determined based on the weighted average shares outstanding method.

(c)  Annualized.

(d) For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.

(e) For the period 19th May, 1998 (commencement of operations) to 31st December, 1998.

(*) Total return calculated for a period of less than one year is not annualized.

                                       57
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS              GAM

GAM INTERNATIONAL FUND

                                                --------------------------------------------------------------------------
                                                                                CLASS A
                                                --------------------------------------------------------------------------

                                                ==========================================================================
                                                2002(a)         2001        2000         1999         1998          1997
                                                ------         ------      ------      --------     --------      --------
NET ASSET VALUE,
  beginning of period                           $15.11         $20.02      $32.16        $30.06       $28.46        $23.15
                                                ------         ------      ------      --------     --------      --------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss) (b)                  0.06          (0.03)      (0.23)         0.17         0.08          0.08
Net realized and unrealized gain/(loss) on
  investments                                    (0.11)         (4.88)      (7.07)         1.93         2.03          6.58
                                                ------         ------      ------      --------     --------      --------
Total from investment operations                 (0.05)         (4.91)      (7.30)         2.10         2.11          6.66
                                                ------         ------      ------      --------     --------      --------

LESS DISTRIBUTIONS
Dividends from net investment income                --             --       (2.82)           --        (0.05)        (0.18)
Dividends in excess of net investment income        --             --       (2.02)           --           --            --
Distributions from net realized gains               --             --          --            --        (0.46)        (1.17)
                                                ------         ------      ------      --------     --------      --------
Total distributions                                 --             --       (4.84)           --        (0.51)        (1.35)
                                                ------         ------      ------      --------     --------      --------
Net asset value, end of period                  $15.06         $15.11      $20.02        $32.16       $30.06        $28.46
                                                ======         ======      ======      ========     ========      ========

TOTAL RETURN
Total return for the period
  without deduction of sales load (*)            (0.33)%       (24.53)%    (22.74)%        6.99%        7.22%        28.93%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                       $154           $190        $440        $1,271       $2,868        $1,794
Ratio of expenses to average net assets           2.22%(c)       2.01%       1.90%         1.76%        1.66%         1.68%
Ratio of net investment income/(loss)
  to average net assets                           0.82%(c)      (0.16)%     (0.86)%        0.62%        0.27%         0.28%
Portfolio turnover rate                             23%           105%        180%          117%          73%           48%

                                       58
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------  ---------------------------------------------------------
                           CLASS B                                                    CLASS C
---------------------------------------------------------  ---------------------------------------------------------

====================================================================================================================
2002(a)       2001       2000       1999      1998(d)      2002(a)       2001       2000       1999      1998(e)
------       ------    -------    -------    -------       ------       ------    -------    -------    -------
$15.21       $20.28     $32.31     $30.41     $33.39       $15.35       $20.47     $32.29     $30.37     $32.61
------       ------    -------    -------    -------       ------       ------    -------    -------    -------


    --        (0.14)     (0.38)     (0.07)     (0.20)       (0.01)       (0.14)     (0.40)     (0.05)     (0.20)

 (0.11)       (4.93)     (7.09)      1.97      (2.78)       (0.11)       (4.98)     (7.08)      1.97      (2.04)
------       ------    -------    -------    -------       ------       ------    -------    -------    -------
 (0.11)       (5.07)     (7.47)      1.90      (2.98)       (0.12)       (5.12)     (7.48)      1.92      (2.24)
------       ------    -------    -------    -------       ------       ------    -------    -------    -------


    --           --      (2.71)        --         --           --           --      (2.58)        --         --
    --           --      (1.85)        --         --           --           --      (1.76)        --         --
    --           --         --         --         --           --           --         --         --         --
------       ------    -------    -------    -------       ------       ------    -------    -------    -------
    --           --      (4.56)        --         --           --           --      (4.34)        --         --
------       ------    -------    -------    -------       ------       ------    -------    -------    -------
$15.10       $15.21     $20.28     $32.31     $30.41       $15.23       $15.35     $20.47     $32.29     $30.37
======       ======    =======    =======    =======       ======       ======    =======    =======    =======



 (0.72)%     (25.00)%   (23.22)%     6.25%     (8.92)%      (0.78)%     (25.01)%   (23.25)%     6.32%     (6.87)%


   $15          $18        $35        $72        $65          $10          $12        $28        $80        $78
  2.92%(c)     2.67%      2.51%      2.48%      2.54%(c)     2.98%(c)     2.71%      2.54%      2.48%      2.52%(c)
  0.01%(c)    (0.83)%    (1.44)%    (0.24)%    (1.10)%(c)   (0.10)%(c)   (0.85)%    (1.48)%    (0.19)%    (1.14)%(c)
    23%         105%       180%       117%        73%          23%         105%       180%       117%        73%


--------------------------------------------------------------
                            CLASS D
--------------------------------------------------------------

==============================================================
2002(a)       2001      2000        1999      1998       1997
------       ------    -------    -------    -------    ------
$15.00       $19.90     $31.96     $29.92     $28.34    $23.07
------       ------    -------    -------    -------    ------


  0.03        (0.06)     (0.25)      0.09       0.04      0.01

 (0.11)       (4.84)     (7.02)      1.95       2.03      6.59
------       ------    -------    -------    -------    ------
 (0.08)       (4.90)     (7.27)      2.04       2.07      6.60
------       ------    -------    -------    -------    ------


    --           --      (2.81)        --      (0.03)    (0.16)
    --           --      (1.98)        --         --        --
    --           --         --         --      (0.46)    (1.17)
------       ------    -------    -------    -------    ------
    --           --      (4.79)        --      (0.49)    (1.33)
------       ------    -------    -------    -------    ------
$14.92       $15.00     $19.90     $31.96     $29.92    $28.34
======       ======    =======    =======    =======    ======



 (0.53)%     (24.62)%   (22.82)%     6.82%      7.13%    28.78%


   $10          $13        $34       $101       $159       $99
  2.51%(c)     2.19%      2.01%      1.94%      1.80%     1.82%
  0.41%(c)    (0.38)%    (0.96)%     0.34%      0.14%     0.05%
    23%         105%       180%       117%        73%       48%

(a)  For the six months ended 30th June, 2002 (unaudited).

(b) Net investment income per share has been determined based on the weighted average shares outstanding method.

(c)  Annualized.

(d) For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.


(e) For the period 19th May, 1998 (commencement of operations) to 31st December, 1998.

(*) Total return calculated for a period of less than one year is not annualized.

                                       59
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS              GAM

GAM PACIFIC BASIN FUND

--------------------------------------------------------------------------------------------------------------------------
                                                                                 CLASS A
--------------------------------------------------------------------------------------------------------------------------

==========================================================================================================================
                                                2002(a)         2001        2000         1999         1998          1997
                                                ------         ------      ------      --------     --------      --------
NET ASSET VALUE,
  beginning of period                            $7.90          $9.57      $14.17         $8.23        $9.69        $15.26
                                                ------         ------      ------      --------     --------      --------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss) (b)                 (0.07)         (0.11)      (0.06)        (0.04)       (0.01)           --
Net realized and unrealized gain/(loss) on
  investments                                     0.25          (1.56)      (3.19)         6.19        (0.51)        (4.45)
                                                ------         ------      ------      --------     --------      --------
Total from investment operations                  0.18          (1.67)      (3.25)         6.15        (0.52)        (4.45)
                                                ------         ------      ------      --------     --------      --------

LESS DISTRIBUTIONS
Dividends from net investment income                --             --       (1.35)        (0.01)       (0.22)           --
Dividends in excess of net investment income        --             --          --         (0.20)          --            --
Distributions from net realized gains               --             --          --            --        (0.72)        (1.12)
                                                ------         ------      ------      --------     --------      --------
Total distributions                                 --             --       (1.35)        (0.21)       (0.94)        (1.12)
                                                ------         ------      ------      --------     --------      --------
Net asset value, end of period                   $8.08          $7.90       $9.57        $14.17        $8.23         $9.69
                                                ======         ======      ======      ========     ========      ========

TOTAL RETURN
Total return for the period
  without deduction of sales load (*)             2.28%        (17.45)%    (23.21)%       74.91%       (3.99)%      (30.00)%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                         $9             $8         $15           $47          $17           $23
Ratio of expenses to average net assets           3.82%(c)       3.37%       2.20%         2.26%        2.42%         1.98%
Ratio of net investment income/(loss)
  to average net assets                          (1.67)%(c)     (1.26)%     (0.54)%       (0.42)%      (0.11)%        0.02%
Portfolio turnover rate                             19%            51%         51%           63%          55%           42%



                                       60
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------  ---------------------------------------------------------
                          CLASS B                                                    CLASS C
---------------------------------------------------------  ---------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
2002(a)       2001      2000        1999      1998(d)      2002(a)       2001      2000        1999     1998(e)
------       ------    -------    -------    -------       ------       ------    -------    -------    -------

 $8.21       $10.04     $14.89      $8.96      $9.15        $6.97        $8.70     $13.21      $8.12      $8.54
------       ------    -------    -------    -------       ------       ------    -------    -------    -------


 (0.14)       (0.21)     (0.17)     (0.19)     (0.35)       (0.20)       (0.33)     (0.21)     (0.39)     (0.70)

  0.26        (1.62)     (3.33)      6.26       0.32         0.23        (1.40)     (2.95)      5.51       0.37
------       ------    -------    -------    -------       ------       ------    -------    -------    -------
  0.12        (1.83)     (3.50)      6.07      (0.03)        0.03        (1.73)     (3.16)      5.12      (0.33)
------       ------    -------    -------    -------       ------       ------    -------    -------    -------


    --           --      (1.35)        --      (0.04)          --           --      (1.35)        --         --
    --           --         --      (0.14)        --           --           --         --      (0.03)        --
    --           --         --         --      (0.12)          --           --         --         --      (0.09)
------       ------    -------    -------    -------       ------       ------    -------    -------    -------
    --           --      (1.35)     (0.14)     (0.16)          --           --      (1.35)     (0.03)     (0.09)
------       ------    -------    -------    -------       ------       ------    -------    -------    -------
 $8.33        $8.21     $10.04     $14.89      $8.96        $7.00        $6.97      $8.70     $13.21      $8.12
======       ======    =======    =======    =======       ======       ======    =======    =======    =======



  1.46%      (18.23)%   (23.80)%    67.89%     (0.35)%       0.43%      (19.89)%   (24.28)%    63.15%     (3.87)%


  $1.0           $1         $3         $6      $0.30         $0.3        $0.31      $0.46         $2      $0.20
  5.41%(c)     4.40%      3.07%      3.48%      9.39%(c)     7.63%(c)     6.43%      3.65%      5.57%     20.34%(c)
 (3.28)%(c)   (2.33)%    (1.39)%    (1.59)%     7.52%(c)    (5.51)%(c)   (4.32)%    (2.00)%    (3.82)%   (19.15)%(c)
    19%          51%        51%        63%        55%          19%          51%        51%        63%        55%


--------------------------------------------------------------
                          CLASS D
--------------------------------------------------------------

--------------------------------------------------------------
2002(a)       2001       2000      1999        1998      1997
------       ------    -------    -------    -------    ------

 $7.60        $9.33     $13.95      $8.11      $9.62    $15.20
------       ------    -------    -------    -------    ------


 (0.14)       (0.22)     (0.14)     (0.16)     (0.01)     0.01

  0.24        (1.51)     (3.13)      6.13      (0.53)    (4.47)
------       ------    -------    -------    -------    ------
  0.10        (1.73)     (3.27)      5.97      (0.54)    (4.46)
------       ------    -------    -------    -------    ------


    --           --      (1.35)        --      (0.25)       --
    --           --         --      (0.13)        --        --
    --           --         --         --      (0.72)    (1.12)
------       ------    -------    -------    -------    ------
    --           --      (1.35)     (0.13)     (0.97)    (1.12)
------       ------    -------    -------    -------    ------
 $7.70        $7.60      $9.33     $13.95      $8.11     $9.62
======       ======    =======    =======    =======    ======



  1.32%      (18.54)%   (23.75)%    73.71%     (4.64)%  (30.18)%


  $0.4        $0.52         $1         $2         $1        $2
  5.82%(c)     4.73%      2.95%      2.89%      2.53%     2.08%
 (3.70)%(c)   (2.62)%    (1.28)%    (1.55)%    (0.17)%   (0.09)%
    19%          51%        51%        63%        55%       42%

(a)  For the six months ended 30th June, 2002 (unaudited).

(b) Net investment income per share has been determined based on the weighted average shares outstanding method.

(c)  Annualized.

(d) For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.

(e) For the period 1st June, 1998 (commencement of operations) to 31st December, 1998.

(*) Total return calculated for a period of less than one year is not annualized.

                                       61
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS              GAM

GAM JAPAN CAPITAL FUND

                                                       ---------------------------------------------------------------------------
                                                                                        CLASS A
                                                       ---------------------------------------------------------------------------

                                                       ===========================================================================
                                                       2002(a)         2001        2000         1999          1998          1997
                                                       ------         ------      ------      --------      --------      --------
NET ASSET VALUE,
  beginning of period                                   $5.71          $7.44      $13.85         $7.65         $8.44         $9.39
                                                       ------         ------      ------      --------      --------      --------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss) (b)                        (0.08)         (0.17)      (0.17)        (0.14)        (0.06)        (0.10)
Net realized and unrealized gain/(loss) on
  investments                                            0.19          (1.56)      (4.05)         6.77         (0.16)        (0.11)
                                                       ------         ------      ------      --------      --------      --------
Total from investment operations                         0.11          (1.73)      (4.22)         6.63         (0.22)        (0.21)
                                                       ------         ------      ------      --------      --------      --------

LESS DISTRIBUTIONS
Dividends from net investment income                       --             --       (1.29)           --            --            --
Distributions in excess of net investment income           --             --          --         (0.43)           --            --
Distributions from net realized gains                      --             --       (0.90)           --         (0.57)        (0.74)
                                                       ------         ------      ------      --------      --------      --------
Total distributions                                        --             --       (2.19)        (0.43)        (0.57)        (0.74)
                                                       ------         ------      ------      --------      --------      --------
Net asset value, end of period                          $5.82          $5.71       $7.44        $13.85         $7.65         $8.44
                                                       ======         ======      ======      ========      ========      ========

TOTAL RETURN
Total return for the period
  without deduction of sales load (*)                    1.93%        (23.25)%    (32.30)%       87.05%        (2.75)%       (2.58)%

RATIOS/SUPPLEMENTAL DATA

Total net assets (millions)                                $8             $8         $19           $67           $22           $31
Ratio of expenses to average net assets                  4.00%(c)       3.35%       2.07%         2.06%         2.16%         2.15%
Ratio of net investment loss to average net assets      (2.99)%(c)     (2.55)%     (1.45)%       (1.38)%       (0.78)%       (1.06)%
Portfolio turnover rate                                    64%            82%         48%           77%           59%           76%

                                       62
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------  -----------------------------------------------------
                              CLASS B                                              CLASS C
-----------------------------------------------------------  -----------------------------------------------------

==================================================================================================================
2002(a)        2001       2000       1999      1998(d)       2002(a)        2001       2000       1999      1998(e)
------        ------     ------     ------     ------        ------        ------     ------     ------     ------
 $5.92         $7.76     $14.45      $8.11      $8.49         $5.95         $7.88     $14.65      $8.12      $8.56
------        ------     ------     ------     ------        ------        ------     ------     ------     ------


 (0.14)        (0.28)     (0.29)     (0.34)     (0.19)        (0.20)        (0.36)     (0.32)     (0.34)     (0.15)

  0.19         (1.56)     (4.21)      6.98      (0.19)         0.19         (1.57)     (4.26)      7.09      (0.29)
------        ------     ------     ------     ------        ------        ------     ------     ------     ------
  0.05         (1.84)     (4.50)      6.64      (0.38)        (0.01)        (1.93)     (4.58)      6.75      (0.44)
------        ------     ------     ------     ------        ------        ------     ------     ------     ------


    --            --      (1.29)        --         --            --            --      (1.29)        --         --
    --            --         --      (0.30)        --            --            --         --      (0.22)        --
    --            --       (.90)        --         --            --            --      (0.90)        --         --
------        ------     ------     ------     ------        ------        ------     ------     ------     ------
    --            --      (2.19)     (0.30)        --            --            --      (2.19)     (0.22)        --
------        ------     ------     ------     ------        ------        ------     ------     ------     ------
 $5.97         $5.92      $7.76     $14.45      $8.11         $5.94         $5.95      $7.88     $14.65      $8.12
======        ======     ======     ======     ======        ======        ======     ======     ======     ======



  0.84%       (23.71)%   (32.94)%    82.18%     (4.48)%       (0.17)%      (24.49)%   (33.05)%    83.30%     (5.14)%



  $0.8            $1         $1         $3         $1          $0.3         $0.32         $1         $2         $1
  5.90%(c)      4.74%      3.06%      3.80%      5.31%(c)      7.81%(c)      5.67%      3.21%      3.94%      3.99%(c)
 (4.93)%(c)    (4.00)%    (2.46)%    (3.16)%   (4.22)%(c)    (6.81)%(c)     (4.95)%    (2.60)%    (3.21)%    (3.00)%(c)
    64%           82%        48%        77%        59%           64%           82%        48%        77%        59%

(a)  For the six months ended 30th June, 2002 (unaudited).

(b) Net investment income per share has been determined based on the weighted average shares outstanding method.

(c)  Annualized.

(d) For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.

(e) For the period 19th May, 1998 (commencement of operations) to 31st December, 1998.

(*) Total return calculated for a period of less than one year is not annualized.

                                       63
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS              GAM

GAM EUROPE FUND

                                                       ---------------------------------------------------------------------------
                                                                                        CLASS A
                                                       ---------------------------------------------------------------------------

                                                       ===========================================================================
                                                       2002(a)         2001        2000         1999          1998          1997
                                                       ------         ------      ------      --------      --------      --------
NET ASSET VALUE,
  beginning of period                                   $9.57         $12.18      $13.08        $12.63        $12.57        $11.85
                                                       ------         ------      ------      --------      --------      --------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss) (b)                         0.03          (0.07)      (0.12)        (0.09)         0.03          0.02
Net realized and unrealized gain/(loss) on
  investments                                              --          (2.52)       0.67          1.96          1.28          3.15
                                                       ------         ------      ------      --------      --------      --------
Total from investment operations                         0.03          (2.59)       0.55          1.87          1.31          3.17
                                                       ------         ------      ------      --------      --------      --------

LESS DISTRIBUTIONS
Dividends from net investment income                       --             --          --            --         (0.02)        (0.06)
Distributions from net realized gains                      --          (0.02)      (1.45)        (1.42)        (1.23)        (2.39)
                                                       ------         ------      ------      --------      --------      --------
Total distributions                                        --          (0.02)      (1.45)        (1.42)        (1.25)        (2.45)
                                                       ------         ------      ------      --------      --------      --------
Net asset value, end of period                          $9.60          $9.57      $12.18        $13.08        $12.63        $12.57
                                                       ======         ======      ======      ========      ========      ========

TOTAL RETURN
Total return for the period
  without deduction of sales load (*)                    0.31%        (21.29)%      4.61%        16.21%        10.70%        27.55%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                               $22            $20         $24           $20           $49           $39
Ratio of expenses to average net assets                  2.67%(c)       2.72%       2.49%         2.48%         2.06%         1.81%
Ratio of net investment income/(loss)
  to average net assets                                  0.61%(c)      (0.66)%     (0.86)%       (0.79)%        0.24%         0.15%
Portfolio turnover rate                                    29%            92%        194%          109%          168%           80%


                                       64
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------  -----------------------------------------------------
                         CLASS B                                                    CLASS C
-----------------------------------------------------------  -----------------------------------------------------

------------------------------------------------------------------------------------------------------------------
2002(a)        2001       2000       1999      1998(d)       2002(a)        2001       2000       1999      1998(e)
------        ------     ------     ------     ------        ------        ------     ------     ------     ------
 $9.40        $12.06     $13.08     $12.82     $15.38         $9.00        $11.66     $12.77     $12.70     $15.16
------        ------     ------     ------     ------        ------        ------     ------     ------     ------


 (0.03)        (0.17)     (0.25)     (0.29)     (0.20)        (0.09)        (0.24)     (0.33)     (0.43)     (0.28)

    --         (2.47)      0.68       1.97      (1.37)        (0.01)        (2.40)      0.67       1.92      (1.19)
------        ------     ------     ------     ------        ------        ------     ------     ------     ------
 (0.03)        (2.64)      0.43       1.68      (1.57)        (0.10)        (2.64)      0.34       1.49      (1.47)
------        ------     ------     ------     ------        ------        ------     ------     ------     ------


    --            --         --         --         --            --            --         --         --         --
    --         (0.02)     (1.45)     (1.42)      (.99)           --         (0.02)     (1.45)     (1.42)     (0.99)
------        ------     ------     ------     ------        ------        ------     ------     ------     ------
    --         (0.02)     (1.45)     (1.42)      (.99)           --         (0.02)     (1.45)     (1.42)     (0.99)
------        ------     ------     ------     ------        ------        ------     ------     ------     ------
 $9.37         $9.40     $12.06     $13.08     $12.82         $8.90         $9.00     $11.66     $12.77     $12.70
======        ======     ======     ======     ======        ======        ======     ======     ======     ======



 (0.32)%      (21.91)%     3.68%     14.48%     (9.82)%       (1.11)%      (22.67)%     3.07%     13.11%     (9.32)%


    $2            $3         $4         $2         $2          $0.4          $0.5         $1         $1         $1
  3.73%(c)      3.62%      3.39%      4.17%      3.93%(c)      5.26%(c)      4.44%      4.04%      5.35%      4.93%(c)
 (0.55)%(c)    (1.64)%    (1.80)%    (2.41)%    (2.58)%(c)    (2.09)%(c)    (2.39)%    (2.48)%    (3.62)%    (3.46)%(c)
    29%           92%       194%       109%       168%           29%           92%       194%       109%       168%

(a)  For the six months ended 30th June, 2002 (unaudited).

(b) Net investment income per share has been determined based on the weighted average shares outstanding method.

(c)  Annualized.

(d) For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.

(e) For the period 20th May, 1998 (commencement of operations) to 31st December, 1998.

(*) Total return calculated for a period of less than one year is not annualized.

                                       65
                                      ====
              GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS                  GAM

GAM AMERICAN FOCUS FUND

                                                       ---------------------------------------------------------------------------
                                                                                          CLASS A
                                                       ---------------------------------------------------------------------------

                                                       ---------------------------------------------------------------------------
                                                       2002(a)        2001(b)      2000         1999          1998          1997
                                                       ------         ------      ------      --------      --------      --------
NET ASSET VALUE,
  beginning of period                                  $15.01         $15.97      $18.30        $16.74        $17.32        $13.56
                                                       ------         ------      ------      --------      --------      --------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss) (c)                         0.01          (0.07)      (0.10)        (0.07)        (0.07)           --
Net realized and unrealized gain/(loss) on
  investments                                           (1.87)         (0.88)      (0.16)         1.63          4.76          3.99
                                                       ------         ------      ------      --------      --------      --------
Total from investment operations                        (1.86)         (0.95)      (0.26)         1.56          4.69          3.99
                                                       ------         ------      ------      --------      --------      --------

LESS DISTRIBUTIONS
Distributions from net realized gains                      --          (0.01)      (2.07)           --         (5.27)        (0.23)
                                                       ------         ------      ------      --------      --------      --------
Total distributions                                        --          (0.01)      (2.07)           --         (5.27)        (0.23)
                                                       ------         ------      ------      --------      --------      --------
Net asset value, end of period                         $13.15         $15.01      $15.97        $18.30        $16.74        $17.32
                                                       ======         ======      ======      ========      ========      ========

TOTAL RETURN
Total return for the period
  without deduction of sales load (*)                  (12.39)%        (5.94)%     (1.46)%        9.32%        29.44%        29.41%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                               $54            $47         $21           $29           $17           $11
Ratio of expenses to average net assets                  1.80%(d)       2.11%       2.00%         1.90%         2.10%         1.94%
Ratio of net investment income/(loss)
  to average net assets                                 (0.10)%(d)     (0.52)%     (0.58)%       (0.42)%       (0.34)%        0.00%
Portfolio turnover rate                                   135%           256%         12%           13%           70%           15%

                                       66
                                      ====
              GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------  -----------------------------------------------------
                         CLASS B                                                    CLASS C
-----------------------------------------------------------  -----------------------------------------------------

------------------------------------------------------------------------------------------------------------------
2002(a)       2001(b)     2000       1999      1998(e)       2002(a)       2001(b)     2000       1999      1998(f)
------        ------     ------     ------     ------        ------        ------     ------     ------     ------
$14.65        $15.71     $18.19     $16.87     $20.08        $14.34        $15.41     $17.91     $16.58     $21.58
------        ------     ------     ------     ------        ------        ------     ------     ------     ------


 (0.07)        (0.21)     (0.25)     (0.29)     (0.57)        (0.08)        (0.23)     (0.25)     (0.25)     (0.44)

 (1.82)        (0.84)     (0.16)      1.61       2.17         (1.77)        (0.83)     (0.18)      1.58       0.25
------        ------     ------     ------     ------        ------        ------     ------     ------     ------
 (1.89)        (1.05)     (0.41)      1.32       1.60         (1.85)        (1.06)     (0.43)      1.33      (0.19)
------        ------     ------     ------     ------        ------        ------     ------     ------     ------


    --         (0.01)     (2.07)        --      (4.81)           --         (0.01)     (2.07)        --      (4.81)
------        ------     ------     ------     ------        ------        ------     ------     ------     ------
    --         (0.01)     (2.07)        --      (4.81)           --         (0.01)     (2.07)        --      (4.81)
------        ------     ------     ------     ------        ------        ------     ------     ------     ------
$12.76        $14.65     $15.71     $18.19     $16.87        $12.49        $14.34     $15.41     $17.91     $16.58
======        ======     ======     ======     ======        ======        ======     ======     ======     ======



(12.90)%       (6.67)%    (2.31)%     7.82%      9.68%       (12.90)%       (6.86)%    (2.47)%     8.02%      0.69%


    $4            $4         $4         $4         $1            $3            $2         $3         $6         $1
  2.84%(d)      3.02%      2.86%      3.11%      7.56%(d)      3.11%(d)      3.17%      2.89%      2.90%      8.16%(d)

 (0.94)%(d)    (1.44)%    (1.44)%    (1.66)%    (5.81)%(d)    (1.19)%(d)     (1.59)%    (1.46)%    (1.45)%   (6.50)%(d)
   135%          256%        12%        13%        70%          135%          256%        12%        13%        70%

(a)  For the six months ended 30th June,  2002  (unaudited).

(b) Effective 26th March, 2001 the Fund terminated its co-advisory agreement with Fayez Sarofim & Co., leaving Global Asset Management (USA) Inc. as the Fund's sole investment advisor. (See Note 2)

(c) Net investment income per share has been determined based on the weighted average shares outstanding method.

(d)  Annualized.

(e) For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.

(f) For the period from 7th July, 1998 (commencement of operations) to 31st December, 1998.

(*) Total return calculated for a period of less than one year is not annualized.

                                       67
                                      ====
              GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS                  GAM

GAMERICA CAPITAL FUND

                                                       ---------------------------------------------------------------------------
                                                                                         CLASS A
                                                       ---------------------------------------------------------------------------

                                                       ===========================================================================
                                                       2002(a)         2001        2000         1999          1998          1997
                                                       ------         ------      ------      --------      --------      --------
NET ASSET VALUE,
  beginning of period                                  $21.94         $22.49      $21.45        $17.08        $13.43        $10.82
                                                       ------         ------      ------      --------      --------      --------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss) (b)                        (0.09)          0.03        0.06          0.13         (0.01)        (0.24)
Net realized and unrealized gain/(loss) on
  investments                                           (1.67)         (0.57)       1.35          4.78          4.08          4.23
                                                       ------         ------      ------      --------      --------      --------
Total from investment operations                        (1.76)         (0.54)       1.41          4.91          4.07          3.99
                                                       ------         ------      ------      --------      --------      --------

LESS DISTRIBUTIONS
Dividends from net investment income                       --             --          --         (0.07)           --            --
Distributions from net realized gains                      --          (0.01)      (0.37)        (0.47)        (0.42)        (1.38)
                                                       ------         ------      ------      --------      --------      --------
Total distributions                                        --          (0.01)      (0.37)        (0.54)        (0.42)        (1.38)
                                                       ------         ------      ------      --------      --------      --------
Net asset value, end of period                         $20.18         $21.94      $22.49        $21.45        $17.08        $13.43
                                                       ======         ======      ======      ========      ========      ========

TOTAL RETURN
Total return for the period
  without deduction of sales load (*)                   (8.02)%        (2.42)%      6.54%        28.97%        30.59%        37.28%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                               $86            $98         $70           $51           $11            $4
Ratio of expenses to average net assets                  1.83%(c)       1.84%       1.79%         1.84%         2.46%         3.45%
Ratio of net investment income/(loss)
  to average net assets                                 (0.83)%(c)      0.12%       0.25%         0.66%        (0.03)%       (2.04)%
Portfolio turnover rate                                     0%            14%         20%           20%           29%           22%

                                       68
              GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------  -----------------------------------------------------
                         CLASS B                                                  CLASS C
-----------------------------------------------------------  -----------------------------------------------------

------------------------------------------------------------------------------------------------------------------
2002(a)        2001       2000       1999      1998(d)       2002(a)        2001       2000       1999      1998(d)
------        ------     ------     ------     ------        ------        ------     ------     ------     ------
$21.75        $22.46     $21.54     $17.26     $16.57        $21.59        $22.30     $21.42     $17.13     $16.57
------        ------     ------     ------     ------        ------        ------     ------     ------     ------


 (0.16)        (0.13)     (0.10)     (0.07)     (0.26)        (0.16)        (0.12)     (0.10)     (0.04)     (0.37)

 (1.66)        (0.57)      1.39       4.82       1.10         (1.64)        (0.58)      1.35       4.80       1.08
------        ------     ------     ------     ------        ------        ------     ------     ------     ------
 (1.82)        (0.70)      1.29       4.75       0.84         (1.80)        (0.70)      1.25       4.76       0.71
------        ------     ------     ------     ------        ------        ------     ------     ------     ------



    --         (0.01)     (0.37)     (0.47)     (0.15)           --         (0.01)     (0.37)     (0.47)     (0.15)
------        ------     ------     ------     ------        ------        ------     ------     ------     ------
    --         (0.01)     (0.37)     (0.47)     (0.15)           --         (0.01)     (0.37)     (0.47)     (0.15)
------        ------     ------     ------     ------        ------        ------     ------     ------     ------
$19.93        $21.75     $22.46     $21.54     $17.26        $19.79        $21.59     $22.30     $21.42     $17.13
======        ======     ======     ======     ======        ======        ======     ======     ======     ======



 (8.37)%       (3.14)%     5.97%     27.68%      5.13%        (8.34)%       (3.17)%     5.81%     27.95%      4.34%


   $15           $17        $14         $9         $1           $12           $14        $12        $10         $1
  2.56%(c)      2.54%      2.49%      2.88%      5.19%(c)      2.57%(c)      2.54%      2.48%      2.74%      7.15%(c)

 (1.56)%(c)    (0.59)%    (0.44)%    (0.34)%    (2.74)%(c)    (1.58)%(c)    (0.57)%    (0.45)%    (0.23)%    (4.77)%(c)
     0%           14%        20%        20%        29%            0%           14%        20%        20%        29%

(a)  For the six months ended 30th June, 2002 (unaudited).

(b) Net investment income per share has been determined based on the weighted average shares outstanding method.

(c)  Annualized.

(d) For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.

(*) Total return calculated for a period of less than one year is not annualized.

                                       69
              GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS                  GAM

GAM AMERICAN FOCUS LONG/SHORT FUND

                                         ----------------------------------
                                         CLASS A       CLASS B      CLASS C
                                         ----------------------------------

                                         ==================================
                                         2002(a)       2002(a)      2002(a)
                                         -------       -------      -------
NET ASSET VALUE,
  beginning of period                     $10.00        $10.00       $10.00
                                         -------       -------      -------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss) (b)           (0.01)        (0.01)       (0.01)
Net realized and unrealized gain/(loss)
  on investments                           (1.23)        (1.23)       (1.24)
                                         -------       -------      -------
Total from investment operations           (1.24)        (1.24)       (1.25)
                                         -------       -------      -------

LESS DISTRIBUTIONS
Distributions from net realized gains         --            --           --
                                         -------       -------      -------
Total distributions                           --            --           --
                                         -------       -------      -------
Net asset value, end of period             $8.76         $8.76        $8.75
                                         =======       =======      =======

TOTAL RETURN
Total return for the period
  without deduction of sales load (*)     (12.40)%      (12.40)%     (12.50)%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                  $20           $14          $26
Ratio of expenses to average
  net assets (d)                            3.32%(c)      4.05%(c)     4.04%(c)
Ratio of net investment loss to
  average net assets                       (0.85)%(c)    (1.56)%(c)   (1.56)%(c)
Portfolio turnover rate                      131%          131%         131%


(a) For the period from 29th May, 2002 (commencement of operations) to 30th June, 2002.

(b)  Net investment  income per share has been determined  based on the weighted
     average  shares  outstanding   method.

(c)  Annualized

(*) Total return calculated for a period of less than one year is not annualized.

(d) Excluding dividend expense for securities sold short, the ratios of expenses to average net assets for the period would have been 2.26%, 2.96% and 2.97% for Class A, B and C, respectively.

                                       70
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

                               Board of Directors

Dr Burkhard Poschadel - President   CHIEF EXECUTIVE OFFICER,
                                    Global Asset Management Limited

George W. Landau                    SENIOR ADVISER, Latin America Group,
                                    The Coca-Cola Company, New York

Roland Weiser                       PRESIDENT, Intervista, Summit, New Jersey

Robert J. McGuire, Esq.             ATTORNEY/CONSULTANT, Morvillo, Abramowitz,
                                    Grand, Iason & Silberberg, P.C.,
                                    New York, New York

Address of the Company              135 East 57th Street
                                    New York, New York 10022
                                    Tel: (212) 407-4600
                                    1-800-426-4685 (toll free)
                                    Fax: (212) 407-4684

Registrar and Transfer Agent        PFPC Inc.
                                    300 Bellevue Parkway
                                    Wilmington, DE 19809
                                    Tel: 1-800-426-4685 (toll free)
                                    Fax: (302) 791-1007


The Funds' Statement of Additional Information (SAI) includes additional information about Fund directors and is available, without charge, upon request, by calling the toll-free number 1-800-426-4685.

--------------------------------------------------------------------------------

     Copies of this report may be obtained from the Fund, from the Transfer Agent or from:

           In the United Kingdom (for authorized persons only);
           Global Asset Management Limited, a member of IMRO,
           12 St. James's Place, London SW1A 1NX, UK
           Tel: 44-207-493-9990 Fax: 44-207-493-0715 Tlx: 296099 GAMUK G


           On Internet;
           Information on GAM's SEC-registered funds -www.gam.com
           Email enquiries on GAM - usinfo@gam.com

--------------------------------------------------------------------------------